UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 93.8%
Aerospace - 1.3%
BE Aerospace, Inc., 8.5%, 2018	$1,170,000	$1,248,975
Bombardier, Inc., 7.75%, 2020 (z)	1,315,000	1,374,175

		$2,623,150

Airlines - 2.0%
American Airlines Pass-Through Trust, 6.817%, 2011	$1,169,000	$1,174,845
Continental Airlines, Inc., 7.25%, 2019	750,000	802,500
Delta Air Lines, Inc., 7.57%, 2010	1,045,000	1,058,062
Delta Air Lines, Inc., 7.75%, 2019	966,000	1,014,300

		$4,049,707

Asset Backed & Securitized - 5.3%
Anthracite Ltd., “A” CDO, FRN, 0.605%, 2019 (z)	$562,701	$399,518
ARCap REIT, Inc., CDO, “G”, 6.079%, 2045 (z)	350,000	32,375
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040 (z)	371,402	134,633
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	275,245	277,998
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	514,266	497,812
Commercial Mortgage Acceptance Corp., FRN, 1.253%, 2030 (i)	1,331,880	79,140
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	397,355	388,670
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	454,000	428,492
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	890,177	694,850
Crest Ltd., “A2” CDO, 4.669%, 2018 (z)	449,385	364,002
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	625,000	641,438
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	440,000	158,400
Falcon Franchise Loan LLC, FRN, 3.658%, 2025 (i)(z)	1,864,096	130,487
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	367,747	385,988
GE Commercial Mortgage Corp., FRN, 5.333%, 2044	440,000	379,849
GMAC LLC, FRN, 6.02%, 2033 (z)	800,000	777,884
GMAC LLC, FRN, 7.657%, 2034 (n)	825,000	728,020
Greenwich Capital Commercial Funding Corp., FRN, 5.886%, 2038	350,000	305,078
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,020,006	982,625
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.35%, 2042 (n)	765,072	254,121
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	195,039	187,022
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	410,000	414,593
KKR Financial CLO Ltd., “C”, CDO, FRN, 1.7%, 2021 (n)	505,395	346,196
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.52%, 2030 (i)	1,558,641	45,001
Merrill Lynch Mortgage Trust, FRN, 5.827%, 2050	234,000	57,366
Morgan Stanley Capital I, Inc., 5.72%, 2032	12,664	12,902
Morgan Stanley Capital I, Inc., FRN, 0.545%, 2030 (i)(n)	3,561,998	97,627
Mortgage Capital Funding, Inc., FRN, 1.953%, 2031 (i)	109,900	51
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	800,000	795,489
Prudential Securities Secured Financing Corp., FRN, 7.165%, 2013 (z)	567,000	510,145
Spirit Master Funding LLC, 5.05%, 2023 (z)	387,863	326,185

		$10,833,957

Automotive - 0.3%
Ford Motor Credit Co. LLC, 9.75%, 2010	$530,000	$542,707

Broadcasting - 1.4%
CBS Corp., 5.75%, 2020	$440,000	$441,891
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,104,000	1,148,160
News America, Inc., 8.5%, 2025	770,000	912,534
WPP Finance, 8%, 2014	366,000	420,530

		$2,923,115

Brokerage & Asset Managers - 0.9%
Ameriprise Financial, Inc., 5.3%, 2020	$240,000	$242,794
BlackRock, Inc., 5%, 2019	680,000	680,698
TD Ameritrade Holding Co., 4.15%, 2014	855,000	860,099

		$1,783,591

Building - 1.0%
Hanson PLC, 7.875%, 2010	$380,000	$390,402
Mohawk Industries, Inc., 6.875%, 2016	1,530,000	1,579,725

		$1,970,127

Cable TV - 2.7%
Cox Communications, Inc., 4.625%, 2013	$994,000	$1,050,950
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	277,575
DIRECTV Holdings LLC, 7.625%, 2016	1,000,000	1,120,000

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Cable TV - continued
DIRECTV Holdings LLC, 5.875%, 2019 (n)	$490,000	$509,937
TCI Communications, Inc., 9.8%, 2012	439,000	498,022
Time Warner Cable, Inc., 8.25%, 2019	850,000	1,028,575
Time Warner Cable, Inc., 5%, 2020	860,000	847,944
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	320,372

		$5,653,375

Chemicals - 1.9%
Ashland, Inc., 9.125%, 2017 (n)	$685,000	$767,200
Dow Chemical Co., 8.55%, 2019	490,000	592,773
Dow Chemical Co., 9.4%, 2039	908,000	1,217,119
Nalco Co., 8.25%, 2017 (n)	1,283,000	1,363,187

		$3,940,279

Computer Software - 1.0%
Seagate Technology HDD Holdings, 6.375%, 2011	$2,070,000	$2,142,450

Conglomerates - 0.3%
Kennametal, Inc., 7.2%, 2012	$526,000	$555,188

Construction - 0.9%
D.R. Horton, Inc., 7.875%, 2011	$1,755,000	$1,853,719

Consumer Products - 1.2%
Clorox Co., 5%, 2013	$700,000	$757,251
Hasbro, Inc., 6.125%, 2014	370,000	405,960
Hasbro, Inc., 6.35%, 2040	530,000	523,665
Newell Rubbermaid, Inc., 5.5%, 2013	702,000	738,851

		$2,425,727

Consumer Services - 1.0%
Service Corp. International, 7.375%, 2014	$820,000	$840,500
Western Union Co., 5.4%, 2011	1,133,000	1,211,231

		$2,051,731

Containers - 0.9%
Crown Americas LLC, 7.625%, 2017 (n)	$956,000	$996,630
Owens-Illinois, Inc., 7.375%, 2016	850,000	892,500

		$1,889,130

Defense Electronics - 1.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$635,000	$689,703
L-3 Communications Corp., 6.375%, 2015	2,439,000	2,503,024

		$3,192,727

Electronics - 1.2%
Flextronics International Ltd., 6.25%, 2014	$1,100,000	$1,113,750
Tyco Electronics Group S.A., 6.55%, 2017	360,000	396,067
Tyco Electronics Group S.A., 7.125%, 2037	897,000	982,222

		$2,492,039

Emerging Market Quasi-Sovereign - 1.4%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$344,000	$367,220
Gaz Capital S.A., 8.125%, 2014 (n)	409,000	457,569
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	403,000	517,855
Korea Development Bank, 4.375%, 2015	288,000	292,306
Majapahit Holding B.V., 7.75%, 2020 (n)	589,000	639,065
Qtel International Finance Ltd., 7.875%, 2019 (n)	184,000	212,655
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	300,000	335,344

		$2,822,014

Emerging Market Sovereign - 0.4%
Republic of South Africa, 5.5%, 2020	$644,000	$652,050
Republic of Uruguay, 8%, 2022	156,000	185,640

		$837,690

Energy - Independent - 4.1%
Anadarko Petroleum Corp., 6.45%, 2036	$800,000	$815,312
Anadarko Petroleum Corp., 6.2%, 2040	750,000	737,936
Newfield Exploration Co., 6.625%, 2016	1,100,000	1,119,250
Nexen, Inc., 6.4%, 2037	652,000	657,232
Nexen, Inc., 7.5%, 2039	500,000	570,341
Pioneer Natural Resources Co., 6.65%, 2017	1,100,000	1,099,758
Pioneer Natural Resources Co., 7.5%, 2020	518,000	532,969
Questar Market Resources, Inc., 6.8%, 2020	699,000	760,387
Southwestern Energy Co., 7.5%, 2018	1,301,000	1,411,585
Talisman Energy, Inc., 7.75%, 2019	590,000	703,014

		$8,407,784

Energy - Integrated - 0.7%
Hess Corp., 8.125%, 2019	$440,000	$536,338
TNK-BP Finance S.A., 6.25%, 2015 (n)	195,000	205,004
TNK-BP Finance S.A., 7.25%, 2020 (n)	660,000	688,050

		$1,429,392

Financial Institutions - 1.7%
General Electric Capital Corp., 3.75%, 2014	$413,000	$418,403
General Electric Capital Corp., 5.5%, 2020	470,000	479,525
GMAC, Inc., 7.25%, 2011	609,000	619,658

2

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Financial Institutions - continued
GMAC, Inc., 8.3%, 2015 (z)	$780,000	$819,000
International Lease Finance Corp., 6.375%, 2013	453,000	442,697
International Lease Finance Corp., 5.875%, 2013	606,000	581,964
International Lease Finance Corp., 8.75%, 2017 (z)	90,000	92,073

		$3,453,320

Food & Beverages - 5.1%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$610,000	$725,523
Anheuser-Busch InBev, 7.2%, 2014 (n)	280,000	320,776
Del Monte Foods Co., 7.5%, 2019 (n)	1,485,000	1,557,394
Diageo Capital PLC, 5.5%, 2016	1,070,000	1,161,754
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	656,000	749,420
General Mills, Inc., 5.65%, 2012	374,000	407,694
Kraft Foods, Inc., 6.125%, 2018	920,000	1,002,578
Kraft Foods, Inc., 6.5%, 2040	816,000	845,605
Miller Brewing Co., 5.5%, 2013 (n)	1,724,000	1,845,804
Tyson Foods, Inc., 7.85%, 2016	1,800,000	1,935,000

		$10,551,548

Food & Drug Stores - 0.3%
CVS Caremark Corp., 5.75%, 2017	$664,000	$716,052

Forest & Paper Products - 0.5%
Georgia-Pacific Corp., 7.125%, 2017 (n)	$1,000,000	$1,040,000

Gaming & Lodging - 1.1%
Royal Caribbean Cruises Ltd., 8%, 2010	$705,000	$709,406
Wyndham Worldwide Corp., 6%, 2016	1,530,000	1,515,685

		$2,225,091

Insurance - 2.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$792,000	$674,388
Metropolitan Life Global Funding, 5.125%, 2013 (n)	600,000	644,158
Metropolitan Life Global Funding, 5.125%, 2014 (n)	370,000	391,899
Prudential Financial, Inc., 4.75%, 2015	631,000	649,468
Prudential Financial, Inc., 6%, 2017	600,000	635,005
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,422,871

		$4,417,789

Insurance - Health - 0.4%
Humana, Inc., 7.2%, 2018	$754,000	$815,336

Insurance - Property & Casualty - 1.1%
AXIS Capital Holdings Ltd., 5.75%, 2014	$855,000	$891,707
AXIS Specialty Finance LLC, 5.875%, 2020	190,000	187,491
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	280,744
ZFS Finance USA Trust V, 6.5%to 2017, FRN to 2067 (n)	896,000	846,720

		$2,206,662

Local Authorities - 0.5%
California (Build America Bonds), 7.625%, 2040	$375,000	$390,439
Metropolitan Transportation Authority, NY (Build America Bonds), “A2”, 6.089%, 2040	300,000	296,523
New York (Build America Bonds), 5.62%, 2040	300,000	293,481

		$980,443

Machinery & Tools - 0.4%
Case New Holland, Inc., 7.75%, 2013 (n)	$902,000	$935,825

Major Banks - 11.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$320,000	$240,800
Banco Santander Chile, 2.875%, 2012 (n)	1,047,000	1,049,621
Bank of America Corp., 5.65%, 2018	580,000	586,769
Bank of America Corp., 7.625%, 2019	990,000	1,132,424
Bank of America Corp., 8% to 2018, FRN to 2049	533,000	543,836
Barclays Bank PLC, 5.125%, 2020	970,000	956,486
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	882,000	886,410
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	675,500
Commonwealth Bank of Australia, 5%, 2019 (n)	400,000	402,012
Credit Suisse (USA), Inc., 4.875%, 2010	1,389,000	1,410,364
Credit Suisse (USA), Inc., 6%, 2018	180,000	190,581
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,150,743
Goldman Sachs Group, Inc., 7.5%, 2019	1,927,000	2,202,174
JPMorgan Chase & Co., 6%, 2017	1,000,000	1,066,162
JPMorgan Chase Capital XXVII, 7%, 2039	960,000	979,684
Macquarie Group Ltd., 6%, 2020 (n)	1,000,000	997,480
Merrill Lynch & Co., Inc., 6.15%, 2013	500,000	538,351
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	355,859
Morgan Stanley, 5.75%, 2016	906,000	941,925
Morgan Stanley, 6.625%, 2018	701,000	747,672
Morgan Stanley, 7.3%, 2019	540,000	596,597
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	441,000	437,272

3

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
PNC Funding Corp., 5.625%, 2017	$1,095,000	$1,129,857
Santander UK PLC, 3.875%, 2014 (n)	413,000	410,669
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	851,000	837,171
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	510,000	518,241
Wachovia Corp., 6.605%, 2025	1,270,000	1,280,679
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	348,000	363,660

		$22,628,999

Medical & Health Technology & Services - 3.1%
CareFusion Corp., 6.375%, 2019	$340,000	$371,808
DaVita, Inc., 7.25%, 2015	1,400,000	1,428,000
Fisher Scientific International, Inc., 6.125%, 2015	1,440,000	1,495,800
HCA, Inc., 8.75%, 2010	948,000	966,960
Hospira, Inc., 5.55%, 2012	210,000	223,330
Hospira, Inc., 6.05%, 2017	906,000	973,109
McKesson Corp., 5.7%, 2017	770,000	824,594
McKesson Corp., 7.5%, 2019	120,000	142,289

		$6,425,890

Metals & Mining - 4.2%
ArcelorMittal, 6.125%, 2018	$750,000	$787,280
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	2,252,000	2,451,865
Gerdau Holdings, Inc., 7%, 2020 (n)	678,000	715,290
International Steel Group, Inc., 6.5%, 2014	945,000	1,024,344
Peabody Energy Corp., 5.875%, 2016	500,000	497,500
Peabody Energy Corp., 7.375%, 2016	710,000	750,825
Peabody Energy Corp., “B”, 6.875%, 2013	850,000	859,562
Rio Tinto Finance USA Ltd., 5.875%, 2013	540,000	593,565
Vale Overseas Ltd., 6.875%, 2039	902,000	934,605

		$8,614,836

Mortgage Backed - 0.1%
Fannie Mae, 7.5%, 2030 - 2031	$182,815	$207,032
Freddie Mac, 5%, 2025	76,457	77,264

		$284,296

Natural Gas - Pipeline - 3.7%
CenterPoint Energy, Inc., 7.875%, 2013	$1,383,000	$1,583,615
El Paso Pipeline Partners LP, 6.5%, 2020	940,000	951,477
Energy Transfer Partners LP, 8.5%, 2014	176,000	204,746
Energy Transfer Partners LP, 9.7%, 2019	480,000	607,564
Enterprise Products Operating LP, 5.65%, 2013	354,000	382,265
Enterprise Products Partners LP, 6.3%, 2017	540,000	593,180
Kinder Morgan Energy Partners, 6.85%, 2020	370,000	415,076
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	435,244
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	653,274
Rockies Express Pipeline, 5.625%, 2020 (z)	697,000	686,208
Spectra Energy Capital LLC, 8%, 2019	942,000	1,110,414

		$7,623,063

Network & Telecom - 2.1%
CenturyTel, Inc., 7.6%, 2039	$870,000	$838,641
Qwest Corp., 7.875%, 2011	1,010,000	1,070,600
Qwest Corp., 8.375%, 2016	70,000	78,750
Telefonica Europe B.V., 7.75%, 2010	981,000	1,010,652
Telemar Norte Leste S.A., 9.5%, 2019 (n)	321,000	381,187
Verizon New York, Inc., 6.875%, 2012	51,000	55,531
Windstream Corp., 8.625%, 2016	800,000	818,000

		$4,253,361

Oil Services - 0.7%
Smith International, Inc., 9.75%, 2019	$1,090,000	$1,466,167

Other Banks & Diversified Financials - 5.0%
American Express Centurion Bank, 5.55%, 2012	$590,000	$636,017
American Express Co., 8.125%, 2019	320,000	387,584
Banco Bradesco S.A., 6.75%, 2019 (n)	786,000	817,440
Banco Santander (Brasil) S.A., 4.5%, 2015 (z)	1,027,000	1,027,948
Capital One Financial Corp., 8.8%, 2019	1,000,000	1,208,258
Capital One Financial Corp., 10.25%, 2039	510,000	604,189
Citigroup, Inc., 6.125%, 2018	635,000	648,836
Citigroup, Inc., 8.5%, 2019	428,000	499,556
Citigroup, Inc., 8.125%, 2039	760,000	877,346
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	412,000	364,758
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	1,051,000	992,064
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	547,000	492,300
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,152,405
VTB Capital S.A., 6.465%, 2015 (n)	541,000	553,173

		$10,261,874

Pollution Control - 1.0%
Allied Waste North America, Inc., 6.875%, 2017	$1,110,000	$1,209,900

4

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Pollution Control - continued
Republic Services, Inc., 5.25%, 2021 (n)	$860,000	$850,170

		$2,060,070

Precious Metals & Minerals - 0.6%
Teck Resources Ltd., 10.25%, 2016	$790,000	$940,100
Teck Resources Ltd., 6.125%, 2035	409,000	373,212

		$1,313,312

Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$260,000	$276,796

Railroad & Shipping - 0.3%
CSX Corp., 7.375%, 2019	$165,000	$192,272
Kansas City Southern, 7.375%, 2014	330,000	332,475

		$524,747

Real Estate - 1.8%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,027,000	$1,027,201
Liberty Property LP, REIT, 5.5%, 2016	660,000	639,776
Simon Property Group, Inc., REIT, 5.75%, 2015	1,200,000	1,269,476
WEA Finance LLC, REIT, 6.75%, 2019 (n)	740,000	789,642

		$3,726,095

Retailers - 1.0%
Macy’s, Inc., 6.625%, 2011	$1,236,000	$1,288,530
Staples, Inc., 7.75%, 2011	370,000	392,592
Staples, Inc., 9.75%, 2014	335,000	406,131

		$2,087,253

Supermarkets - 0.2%
Delhaize America, Inc., 9%, 2031	$360,000	$457,959

Supranational - 0.5%
Corporacion Andina de Fomento, 6.875%, 2012	$481,000	$520,022
Eurasian Development Bank, 7.375%, 2014 (n)	433,000	464,393

		$984,415

Telecommunications - Wireless - 2.5%
American Tower Corp., 4.625%, 2015	$770,000	$791,879
Crown Castle International Corp., 7.75%, 2017 (n)	960,000	1,046,400
Crown Castle Towers LLC, 6.113%, 2020 (n)	955,000	998,968
Rogers Cable, Inc., 5.5%, 2014	364,000	391,412
Rogers Wireless, Inc., 7.25%, 2012	535,000	606,354
SBA Communications Corp., 8.25%, 2019 (n)	1,100,000	1,171,500
Vodafone Group PLC, 5.625%, 2017	201,000	215,084

		$5,221,597

Telephone Services - 0.3%
Embarq Corp., 7.082%, 2016	$540,000	$588,139

Tobacco - 3.4%
Altria Group, Inc., 9.7%, 2018	$414,000	$509,066
Altria Group, Inc., 9.95%, 2038	1,510,000	1,982,876
BAT International Finance PLC, 9.5%, 2018 (n)	600,000	777,016
Lorillard Tobacco Co., 8.125%, 2019	1,420,000	1,564,410
Reynolds American, Inc., 7.25%, 2012	881,000	962,464
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,178,192

		$6,974,024

Transportation - Services - 0.9%
Erac USA Finance Co., 6.375%, 2017 (n)	$200,000	$216,391
Erac USA Finance Co., 7%, 2037 (n)	1,509,000	1,555,693

		$1,772,084

Utilities - Electric Power - 6.7%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$610,000	$672,787
Beaver Valley Funding Corp., 9%, 2017	815,000	880,526
CenterPoint Energy, Inc., 5.95%, 2017	800,000	827,840
CMS Energy Corp., 6.25%, 2020	995,000	983,204
DPL, Inc., 6.875%, 2011	614,000	656,745
Duke Energy Corp., 5.65%, 2013	930,000	1,015,434
EDP Finance B.V., 6%, 2018 (n)	410,000	421,986
Enel Finance International S.A., 5.125%, 2019 (n)	390,000	385,442
Enersis S.A., 7.375%, 2014	686,000	758,468
Exelon Generation Co. LLC, 5.2%, 2019	200,000	202,042
Exelon Generation Co. LLC, 6.25%, 2039	800,000	808,961
Firstenergy Solutions Corp., 6.05%, 2021	500,000	500,646
Mirant Americas Generation LLC, 8.3%, 2011	1,210,000	1,243,275
NiSource Finance Corp., 7.875%, 2010	773,000	802,654
NorthWestern Corp., 5.875%, 2014	680,000	697,260
NRG Energy, Inc., 7.375%, 2016	920,000	913,100
Oncor Electric Delivery Co., 6.8%, 2018	561,000	630,253
PSEG Power LLC, 5.32%, 2016 (n)	288,000	300,254
System Energy Resources, Inc., 5.129%, 2014 (z)	362,809	368,585

5

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
Waterford 3 Funding Corp., 8.09%, 2017	$681,001	$684,829

		$13,754,291

Total Bonds		$193,060,933

FLOATING RATE LOANS (g)(r) - 0.5%
Automotive - 0.5%
Ford Motor Co., Term Loan, 3.25%, 2013	$1,133,089	$1,092,722

PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
GMAC, Inc., 7% (z)	129	$98,330

MONEY MARKET FUNDS (v) - 2.0%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	4,121,919	$4,121,919

Total Investments		$198,373,904

OTHER ASSETS, LESS LIABILITIES - 3.6%		7,359,252

NET ASSETS - 100.0%		$205,733,156

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,246,530, representing 19.6% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “G”, 6.079%, 2045	9/21/04	$328,812	$32,375
Anthracite Ltd., “A” CDO, FRN, 0.605%, 2019	1/15/10	391,255	399,518
Banco Santander (Brasil) S.A., 4.5%, 2015	3/31/10	1,027,949	1,027,948
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040	3/01/06	371,402	134,633
Bombardier, Inc., 7.75%, 2020	3/15/10	1,315,000	1,374,175
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	276,491	277,998
Crest Ltd., “A2” CDO, 4.669%, 2018	3/02/10	360,040	364,002
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	615,454	641,438
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	408,718	158,400
Falcon Franchise Loan LLC, FRN, 3.658%, 2025	1/29/03	193,781	130,487
GMAC LLC, FRN, 6.02%, 2033	3/20/02	788,247	777,884
GMAC, Inc., 7% (Preferred Stock)	12/26/08	99,330	98,330
GMAC, Inc., 8.3%, 2015	2/09/10	773,752	819,000
International Lease Finance Corp., 8.75%, 2017	3/17/10	87,733	92,073
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	800,000	795,489
Prudential Securities Secured Financing Corp., FRN,
7.165%, 2013	12/06/04	629,481	510,145
Rockies Express Pipeline, 5.625%, 2020	3/17/10	696,380	686,208
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	382,864	326,185
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 9/08/04	363,016	368,585

Total Restricted Securities			$9,014,873
% of Net Assets			4.4%

6

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Bond Portfolio

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Bond Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

8

MFS Bond Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$98,330	$—	$98,330
Non-U.S. Sovereign Debt	—	4,644,119	—	4,644,119
Corporate Bonds	—	144,717,720	—	144,717,720
Residential Mortgage-Backed Securities	—	284,296	—	284,296
Commercial Mortgage-Backed Securities	—	9,279,235	—	9,279,235
Asset-Backed Securities (including CDOs)	—	1,554,722	—	1,554,722
Foreign Bonds	—	32,580,841	—	32,580,841
Floating Rate Loans	—	1,092,722	—	1,092,722
Mutual Funds	4,121,919	—	—	4,121,919

Total Investments	$4,121,919	$194,251,985	$—	$198,373,904

Other Financial Instruments
Swaps	—	$(466,893)	—	$(466,893)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$191,467,194

Gross unrealized appreciation	$10,829,069
Gross unrealized depreciation	(3,922,359)

Net unrealized appreciation (depreciation)	$6,906,710

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 3/31/10

Swap Agreements at 3/31/10

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	910,000	Merrill Lynch International	1.0% (fixed rate)	(1)	$(466,893)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 0.484%, 10/06/10, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

9

MFS Bond Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Derivative Contracts at 3/31/10 - continued

Swap Agreements at 3/31/10 - continued

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,163,314	26,178,897	(27,220,292)	4,121,919

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,673	$4,121,919

10

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS     3/31/10 (unaudited)

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.4%
Aerospace - 2.9%
Goodrich Corp.	11,460	$808,145
Honeywell International, Inc.	14,760	668,185
Lockheed Martin Corp.	9,920	825,542
Precision Castparts Corp.	4,100	519,511
United Technologies Corp.	19,910	1,465,575

		$4,286,958

Airlines - 0.3%
Copa Holdings S.A., “A”	3,130	$190,304
UAL Corp. (a)	12,050	235,578

		$425,882

Alcoholic Beverages - 0.3%
Boston Beer Co., Inc., “A” (a)	7,000	$365,820

Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	15,710	$1,154,685

Biotechnology - 1.9%
Amgen, Inc. (a)	24,890	$1,487,426
Genzyme Corp. (a)	9,711	503,321
Gilead Sciences, Inc. (a)	11,260	512,105
Human Genome Sciences, Inc. (a)	6,330	191,166

		$2,694,018

Broadcasting - 1.7%
CBS Corp., “B”	27,670	$385,720
Discovery Communications, Inc., “A” (a)	7,890	266,603
Walt Disney Co.	51,950	1,813,575

		$2,465,898

Brokerage & Asset Managers - 1.6%
Affiliated Managers Group, Inc. (a)	4,030	$318,370
Charles Schwab Corp.	13,020	243,344
CME Group, Inc.	2,050	648,026
Franklin Resources, Inc.	3,790	420,311
GFI Group, Inc.	75,150	434,367
LaBranche & Co., Inc. (a)	19,140	100,676
TradeStation Group, Inc. (a)	18,900	132,489

		$2,297,583

Business Services - 1.8%
Accenture Ltd., “A”	15,960	$669,522
Dun & Bradstreet Corp.	6,920	514,986
MasterCard, Inc., “A”	2,590	657,860
Verisk Analytics, Inc., “A” (a)	13,460	379,572
Western Union Co.	27,240	461,990

		$2,683,930

Cable TV - 1.1%
Comcast Corp., “Special A”	20,970	$376,831
DIRECTV Group, Inc., “A” (a)	21,750	735,368
Time Warner Cable, Inc.	9,940	529,901

		$1,642,100

Chemicals - 1.4%
Celanese Corp.	25,150	$801,028
Monsanto Co.	17,780	1,269,848

		$2,070,876

Computer Software - 4.0%
Adobe Systems, Inc. (a)	44,480	$1,573,258
MicroStrategy, Inc., “A” (a)	20,960	1,783,067
Nuance Communications, Inc. (a)	36,530	607,859
Oracle Corp.	73,880	1,897,977

		$5,862,161

Computer Software - Systems - 5.2%
Apple, Inc. (a)	14,700	$3,453,471
Compellent Technologies, Inc. (a)	35,950	630,923
Dell, Inc. (a)	103,690	1,556,387
Hewlett-Packard Co.	36,810	1,956,452

		$7,597,233

Construction - 0.6%
Lennar Corp., “A”	16,020	$275,704
Sherwin-Williams Co.	8,570	580,018

		$855,722

Consumer Products - 2.4%
Church & Dwight Co., Inc.	4,270	$285,877
Kimberly-Clark Corp.	11,250	707,400
Procter & Gamble Co.	40,150	2,540,291

		$3,533,568

Consumer Services - 0.7%
Apollo Group, Inc., “A” (a)	4,590	$281,321
Priceline.com, Inc. (a)	780	198,900
Strayer Education, Inc. (l)	2,290	557,661

		$1,037,882

Containers - 0.5%
Owens-Illinois, Inc. (a)	20,230	$718,974

Electrical Equipment - 2.5%
AMETEK, Inc.	17,640	$731,354
Danaher Corp.	21,050	1,682,106
Rockwell Automation, Inc.	6,560	369,722
Sensata Technologies Holding B.V. (a)	31,210	560,532
Tyco Electronics Ltd.	13,100	359,988

		$3,703,702

Electronics - 4.4%
Altera Corp.	28,760	$699,156
Broadcom Corp., “A”	19,400	643,692
First Solar, Inc. (a)	4,920	603,438
Flextronics International Ltd. (a)	30,189	236,682
Hittite Microwave Corp. (a)	4,650	204,461
Intel Corp.	89,140	1,984,256
Linear Technology Corp.	24,910	704,455
Microchip Technology, Inc.	29,360	826,778
PMC-Sierra, Inc. (a)	17,540	156,457
Silicon Laboratories, Inc. (a)	3,010	143,487
Tessera Technologies, Inc. (a)	6,710	136,079

		$6,338,941

Energy - Independent - 4.1%
Alpha Natural Resources, Inc. (a)	4,240	$211,534
Anadarko Petroleum Corp.	10,180	741,409
Apache Corp.	12,060	1,224,090
CONSOL Energy, Inc.	3,480	148,457

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - continued
Denbury Resources, Inc. (a)	15,430	$260,304
Massey Energy Co.	4,920	257,267
Nexen, Inc.	27,630	683,643
Noble Energy, Inc.	7,930	578,890
Occidental Petroleum Corp.	13,840	1,170,034
Walter Energy, Inc.	1,740	160,550
XTO Energy, Inc.	9,770	460,949

		$5,897,127

Energy - Integrated - 4.3%
Chevron Corp.	33,790	$2,562,296
Exxon Mobil Corp. (s)	40,946	2,742,563
Hess Corp.	11,250	703,688
Suncor Energy, Inc.	9,270	301,646

		$6,310,193

Engineering - Construction - 1.0%
Fluor Corp.	24,760	$1,151,588
North American Energy Partners, Inc. (a)	37,930	363,749

		$1,515,337

Food & Beverages - 3.7%
Dr Pepper Snapple Group, Inc.	21,180	$744,901
General Mills, Inc.	13,960	988,228
J.M. Smucker Co.	9,270	558,610
Kellogg Co.	19,030	1,016,773
PepsiCo, Inc. (s)	30,467	2,015,697

		$5,324,209

Food & Drug Stores - 0.9%
Kroger Co.	14,350	$310,821
Walgreen Co.	27,100	1,005,139

		$1,315,960

Gaming & Lodging - 0.7%
International Game Technology	11,520	$212,544
Las Vegas Sands Corp. (a)	13,220	279,603
Royal Caribbean Cruises Ltd. (a)	10,390	342,766
Starwood Hotels & Resorts Worldwide, Inc.	4,380	204,283

		$1,039,196

General Merchandise - 2.6%
Dollar General Corp. (a)	22,690	$572,923
Kohl’s Corp. (a)	8,400	460,152
Target Corp.	30,860	1,623,236
Wal-Mart Stores, Inc.	20,240	1,125,344

		$3,781,655

Health Maintenance Organizations - 0.7%
Aetna, Inc.	8,400	$294,924
WellPoint, Inc. (a)	10,310	663,758

		$958,682

Insurance - 3.0%
ACE Ltd.	17,610	$921,003
Aflac, Inc.	11,140	604,791
Allied World Assurance Co. Holdings Ltd.	18,960	850,356
Chubb Corp.	17,250	894,413
MetLife, Inc.	9,320	403,929
Prudential Financial, Inc.	10,540	637,670

		$4,312,162

Internet - 1.6%
Google, Inc., “A” (a)	4,200	$2,381,442

Leisure & Toys - 0.1%
Hasbro, Inc.	4,550	$174,174

Machinery & Tools - 0.2%
Avery Dennison Corp.	8,710	$317,131

Major Banks - 6.6%
Bank of America Corp.	157,130	$2,804,771
Bank of New York Mellon Corp.	17,665	545,495
Goldman Sachs Group, Inc.	9,670	1,649,992
JPMorgan Chase & Co. (s)	67,000	2,998,250
KeyCorp	54,350	421,213
State Street Corp.	13,330	601,716
SunTrust Banks, Inc.	20,830	558,036

		$9,579,473

Medical & Health Technology & Services - 1.5%
DaVita, Inc. (a)	9,750	$618,150
Express Scripts, Inc. (a)	5,130	522,029
Medco Health Solutions, Inc. (a)	2,790	180,122
Patterson Cos., Inc.	14,060	436,563
VCA Antech, Inc. (a)	15,570	436,427

		$2,193,291

Medical Equipment - 3.1%
Becton, Dickinson & Co.	9,640	$758,957
Covidien PLC	4,950	248,886
Medtronic, Inc.	17,450	785,774
NxStage Medical, Inc. (a)	68,214	781,050
NxStage Medical, Inc. (a)	15,800	180,910
St. Jude Medical, Inc. (a)	20,000	821,000
Thermo Fisher Scientific, Inc. (a)	13,130	675,407
Waters Corp. (a)	3,520	237,741

		$4,489,725

Metals & Mining - 0.7%
Steel Dynamics, Inc.	22,410	$391,503
United States Steel Corp.	9,320	592,006

		$983,509

Natural Gas - Distribution - 0.5%
EQT Corp.	9,420	$386,220
South Jersey Industries, Inc.	7,640	320,804

		$707,024

Natural Gas - Pipeline - 0.8%
Aegean Marine Petroleum Network, Inc.	20,810	$590,588
El Paso Corp.	13,240	143,522
Williams Cos., Inc.	18,050	416,955

		$1,151,065

Network & Telecom - 2.0%
Cisco Systems, Inc. (a)	85,460	$2,224,524

2

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Core Equity Portfolio

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - continued
Juniper Networks, Inc. (a)			21,340	$654,711
Palm, Inc. (a)			17,000	63,920

				$2,943,155

Oil Services - 1.9%
Halliburton Co.			37,880	$1,141,324
National Oilwell Varco, Inc.			13,280	538,902
Schlumberger Ltd.			16,210	1,028,687

				$2,708,913

Other Banks & Diversified Financials - 2.3%
American Express Co.			11,480	$473,665
Associated Banc-Corp.			39,880	550,344
Cathay General Bancorp, Inc.			21,490	250,359
Citigroup, Inc. (a)			107,800	436,590
Euro Dekania Ltd. (z)			100,530	317,048
Ocwen Financial Corp. (a)			44,570	494,281
Sterling Bancshares, Inc.			58,450	326,151
TCF Financial Corp.			31,670	504,820

				$3,353,258

Pharmaceuticals - 5.5%
Abbott Laboratories			44,800	$2,360,064
Inverness Medical Innovations, Inc. (a)			8,130	316,664
Johnson & Johnson			49,660	3,237,832
Pfizer, Inc.			64,562	1,107,238
Teva Pharmaceutical Industries Ltd., ADR			14,600	920,968

				$7,942,766

Precious Metals & Minerals - 0.5%
Goldcorp, Inc.			2,630	$97,889
Teck Resources Ltd., “B” (a)			13,010	566,822

				$664,711

Printing & Publishing - 0.3%
Moody’s Corp.			14,310	$425,723

Railroad & Shipping - 1.0%
Canadian National Railway Co.			14,380	$871,284
Union Pacific Corp.			8,110	594,463

				$1,465,747

Real Estate - 2.1%
Annaly Mortgage Management, Inc., REIT			45,020	$773,444
Entertainment Property Trust, REIT			33,370	1,372,508
Kilroy Realty Corp., REIT			14,620	450,881
Mack-Cali Realty Corp., REIT			11,990	422,648

				$3,019,481

Restaurants - 0.2%
P.F. Chang’s China Bistro, Inc. (a)			7,730	$341,125

Specialty Chemicals - 1.3%
Praxair, Inc.			15,890	$1,318,870
Rockwood Holdings, Inc. (a)			22,060	587,237

				$1,906,107

Specialty Stores - 3.5%
Abercrombie & Fitch Co., “A”			19,840	$905,498
Advance Auto Parts, Inc.			5,610	235,171
Amazon.com, Inc. (a)			7,180	974,541
GameStop Corp., “A” (a)			18,300	400,953
Home Depot, Inc.			39,370	1,273,620
Limited Brands, Inc.			33,170	816,645
Staples, Inc.			22,590	528,380

				$5,134,808

Telecommunications - Wireless - 0.1%
Sprint Nextel Corp. (a)			34,340	$130,492

Telephone Services - 2.7%
American Tower Corp., “A” (a)			17,020	$725,222
AT&T, Inc.			87,450	2,259,708
CenturyTel, Inc.			16,460	583,672
Qwest Communications International, Inc.			65,430	341,545

				$3,910,147

Tobacco - 1.7%
Lorillard, Inc.			3,830	$288,169
Philip Morris International, Inc.			40,820	2,129,171

				$2,417,340

Trucking - 1.3%
Atlas Air Worldwide Holdings, Inc. (a)			4,480	$237,664
Expeditors International of
Washington, Inc.			24,760	914,139
Landstar System, Inc.			16,920	710,302

				$1,862,105

Utilities - Electric Power - 2.8%
American Electric Power Co., Inc.			22,830	$780,329
Calpine Corp. (a)			18,150	215,804
CMS Energy Corp.			38,280	591,809
Dominion Resources, Inc.			11,200	460,432
PG&E Corp.			17,170	728,351
PPL Corp.			13,170	364,941
Public Service Enterprise Group, Inc.			10,390	306,713
Wisconsin Energy Corp.			12,510	618,119

				$4,066,498

Total Common Stocks				$144,459,664

	Strike Price	First Exercise
WARRANTS - 0.1%
Medical Equipment - 0.1%
NxStage Medical, Inc. (1 share for 1 warrant) (a)	$5.50	5/23/08	13,643	$94,709

MONEY MARKET FUNDS (v) - 0.4%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value			570,603	$570,603

3

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED - 0.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	427,962	$427,962

Total Investments		$145,552,938

SECURITIES SOLD SHORT - (0.6)%
Electrical Equipment - (0.1)%
Molex, Inc.	(6,900)	$(143,934)

Electronics - (0.5)%
Xilinx, Inc.	(27,100)	$(691,050)

Total Securities Sold Short		$(834,984)

OTHER ASSETS, LESS LIABILITIES - 0.4%		594,203

NET ASSETS - 100.0%		$145,312,157

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2010, the value of securities pledged amounted to $513,489.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07 - 6/25/07	$1,412,164	$317,048
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$138,214,142	$875,759	$—	$139,089,901
Canada	2,885,032	—	—	2,885,032
Israel	920,968	—	—	920,968
Greece	590,588	—	—	590,588
Netherlands	560,532	—	—	560,532
United Kingdom	—	—	317,048	317,048
Panama	190,304	—	—	190,304
Mutual Funds	998,565	—	—	998,565

Total Investments	$144,360,131	$875,759	$317,048	$145,552,938

Short Sales	$(834,984)	$—	$—	$(834,984)

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(1) Investment Valuations - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/09	$152,762
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	164,286
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/10	$317,048

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at March 31, 2010 is $164,286.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$136,796,867

Gross unrealized appreciation	$17,322,918
Gross unrealized depreciation	(8,566,847)

Net unrealized appreciation (depreciation)	$8,756,071

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	990,356	5,925,547	(6,345,300)	570,603

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$338	$570,603

6

MFS® Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.2%
Aerospace - 2.1%
Goodrich Corp.	27,590	$1,945,642
Precision Castparts Corp.	12,650	1,602,882

		$3,548,524

Alcoholic Beverages - 0.9%
Diageo PLC	44,000	$738,476
Heineken N.V.	15,010	771,398

		$1,509,874

Apparel Manufacturers - 0.5%
NIKE, Inc., “B”	10,930	$803,355

Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	17,440	$948,213
Celgene Corp. (a)	30,420	1,884,823
Gilead Sciences, Inc. (a)	30,550	1,389,414
Human Genome Sciences, Inc. (a)	13,220	399,244

		$4,621,694

Broadcasting - 1.9%
Discovery Communications, Inc., “A” (a)	37,390	$1,263,408
Walt Disney Co.	58,860	2,054,803

		$3,318,211

Brokerage & Asset Managers - 2.9%
Affiliated Managers Group, Inc. (a)	9,880	$780,520
BM&F Bovespa S.A.	67,700	458,351
Charles Schwab Corp.	48,610	908,521
CME Group, Inc.	6,720	2,124,259
Hong Kong Exchanges & Clearing Ltd.	18,700	312,138
IntercontinentalExchange, Inc. (a)	3,900	437,502

		$5,021,291

Business Services - 5.8%
Accenture Ltd., “A”	33,600	$1,409,520
Cognizant Technology Solutions Corp., “A” (a)	24,920	1,270,422
Companhia Brasileira de Meios de Pagamento	38,000	357,916
MasterCard, Inc., “A”	11,420	2,900,680
Verisk Analytics, Inc., “A” (a)	41,080	1,158,456
Visa, Inc., “A”	31,780	2,892,933

		$9,989,927

Cable TV - 0.1%
Cablevision Systems Corp., “A”	10,570	$255,160

Chemicals - 1.3%
Monsanto Co.	30,800	$2,199,736

Computer Software - 5.9%
Adobe Systems, Inc. (a)	82,420	$2,915,195
Akamai Technologies, Inc. (a)	27,630	867,858
Autodesk, Inc. (a)	26,200	770,804
Autonomy Corp. PLC (a)	17,540	485,227
Citrix Systems, Inc. (a)	21,020	997,819
Oracle Corp.	104,320	2,679,981
VeriSign, Inc. (a)	50,788	1,320,996

		$10,037,880

Computer Software - Systems - 7.4%
Apple, Inc. (a)(s)	28,400	$6,672,012
EMC Corp. (a)	118,200	2,132,328
Hewlett-Packard Co.	65,090	3,459,534
MICROS Systems, Inc. (a)	12,900	424,152

		$12,688,026

Consumer Products - 2.4%
Colgate-Palmolive Co.	25,640	$2,186,066
Natura Cosmeticos S.A.	37,990	771,186
Procter & Gamble Co.	18,810	1,190,109

		$4,147,361

Consumer Services - 2.5%
Ctrip.com International Ltd., ADR (a)	25,350	$993,720
DeVry, Inc.	15,770	1,028,204
Monster Worldwide, Inc. (a)	28,640	475,710
Priceline.com, Inc. (a)	3,150	803,250
Strayer Education, Inc. (l)	3,880	944,858

		$4,245,742

Containers - 0.5%
Owens-Illinois, Inc. (a)	21,900	$778,326

Electrical Equipment - 3.2%
Danaher Corp.	54,070	$4,320,734
Rockwell Automation, Inc.	9,720	547,819
Tyco Electronics Ltd.	21,210	582,851

		$5,451,404

Electronics - 2.4%
Hittite Microwave Corp. (a)	13,250	$582,603
Intel Corp.	71,500	1,591,590
Linear Technology Corp.	21,010	594,163
Microchip Technology, Inc.	29,600	833,536
Samsung Electronics Co. Ltd.	827	597,893

		$4,199,785

Energy - Independent - 3.5%
Anadarko Petroleum Corp.	26,660	$1,941,648
Apache Corp.	12,540	1,272,810
Concho Resources, Inc. (a)	8,490	427,556
Noble Energy, Inc.	22,870	1,669,510
Southwestern Energy Co. (a)	17,090	695,905

		$6,007,429

Engineering - Construction - 0.7%
Fluor Corp.	27,570	$1,282,281

Entertainment - 2.1%
DreamWorks Animation, Inc., “A” (a)	49,250	$1,939,958
TiVo, Inc. (a)	101,080	1,730,490

		$3,670,448

Food & Beverages - 2.6%
Coca-Cola Co.	20,260	$1,114,300
General Mills, Inc.	14,440	1,022,208
Mead Johnson Nutrition Co., “A”	25,150	1,308,555
PepsiCo, Inc.	15,630	1,034,081

		$4,479,144

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - 0.4%
Walgreen Co.	18,490	$685,794

Gaming & Lodging - 2.8%
International Game Technology	74,890	$1,381,721
Marriott International, Inc., “A”	11,000	346,720
Royal Caribbean Cruises Ltd. (a)	46,240	1,525,458
Starwood Hotels & Resorts Worldwide, Inc.	33,170	1,547,049

		$4,800,948

General Merchandise - 2.9%
Costco Wholesale Corp.	27,700	$1,653,967
Dollar General Corp. (a)	24,250	612,313
Kohl’s Corp. (a)	7,620	417,424
Target Corp.	42,600	2,240,760

		$4,924,464

Insurance - 0.5%
Aflac, Inc.	8,000	$434,320
Prudential Financial, Inc.	7,200	435,600

		$869,920

Internet - 4.5%
Google, Inc., “A” (a)	12,020	$6,815,460
OpenTable, Inc. (a)	6,900	263,097
Tencent Holdings Ltd.	29,100	583,930

		$7,662,487

Leisure & Toys - 0.4%
THQ, Inc. (a)	93,250	$653,683

Machinery & Tools - 0.3%
Bucyrus International, Inc.	8,680	$572,793

Major Banks - 2.2%
Bank of America Corp.	82,400	$1,470,840
Goldman Sachs Group, Inc.	4,980	849,737
JPMorgan Chase & Co.	20,120	900,370
Regions Financial Corp.	31,170	244,685
SunTrust Banks, Inc.	14,180	379,882

		$3,845,514

Medical & Health Technology & Services - 3.9%
athenahealth, Inc. (a)	7,810	$285,534
Cerner Corp. (a)	10,850	922,901
DaVita, Inc. (a)	10,570	670,138
Express Scripts, Inc. (a)	23,300	2,371,008
IDEXX Laboratories, Inc. (a)	15,920	916,196
MedAssets, Inc. (a)	25,910	544,110
Medco Health Solutions, Inc. (a)	15,890	1,025,858

		$6,735,745

Medical Equipment - 5.4%
Baxter International, Inc.	17,590	$1,023,738
Becton, Dickinson & Co.	19,880	1,565,152
Conceptus, Inc. (a)	70,230	1,401,791
Covidien PLC	37,670	1,894,048
DENTSPLY International, Inc.	21,250	740,563
Synthes, Inc.	4,730	590,353
Thermo Fisher Scientific, Inc. (a)	40,940	2,105,954

		$9,321,599

Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	8,620	$692,358
Freeport-McMoRan Copper & Gold, Inc.	6,680	558,047

		$1,250,405

Network & Telecom - 4.7%
Cisco Systems, Inc. (a)	204,840	$5,331,985
Juniper Networks, Inc. (a)	63,780	1,956,770
Tellabs, Inc.	90,630	686,069

		$7,974,824

Oil Services - 2.3%
Halliburton Co.	59,080	$1,780,080
Oceaneering International, Inc. (a)	8,790	558,077
Schlumberger Ltd.	24,740	1,570,000

		$3,908,157

Other Banks & Diversified Financials - 0.6%
American Express Co.	25,260	$1,042,228

Pharmaceuticals - 4.0%
Abbott Laboratories	32,320	$1,702,618
Allergan, Inc.	22,690	1,482,111
Johnson & Johnson	12,610	822,172
Roche Holding AG	3,950	640,601
Teva Pharmaceutical Industries Ltd., ADR	35,270	2,224,832

		$6,872,334

Precious Metals & Minerals - 0.8%
Teck Resources Ltd., “B” (a)	31,980	$1,393,049

Printing & Publishing - 1.3%
Moody’s Corp.	28,330	$842,818
MSCI, Inc., “A” (a)	38,170	1,377,937

		$2,220,755

Railroad & Shipping - 0.5%
Union Pacific Corp.	10,560	$774,048

Specialty Chemicals - 0.4%
Praxair, Inc.	8,200	$680,600

Specialty Stores - 4.3%
Abercrombie & Fitch Co., “A”	26,910	$1,228,172
Amazon.com, Inc. (a)	10,210	1,385,803
Home Depot, Inc.	46,940	1,518,509
Limited Brands, Inc.	46,000	1,132,520
Staples, Inc.	59,570	1,393,342
TJX Cos., Inc.	17,120	727,942

		$7,386,288

Telephone Services - 1.7%
American Tower Corp., “A” (a)	66,445	$2,831,221

Tobacco - 1.2%
Philip Morris International, Inc.	39,650	$2,068,144

Trucking - 1.0%
Expeditors International of Washington, Inc.	27,740	$1,024,161

2

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - continued
Landstar System, Inc.	16,950	$711,561

		$1,735,722

Total Common Stocks		$168,466,320

MONEY MARKET FUNDS (v) - 2.1%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	3,626,020	$3,626,020

COLLATERAL FOR SECURITIES LOANED - 0.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	800,093	$800,093

Total Investments		$172,892,433

OTHER ASSETS, LESS LIABILITIES - (0.8)%		(1,372,596)

NET ASSETS - 100.0%		$171,519,837

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2010, the value of securities pledged amounted to $185,595. At March 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$168,466,320	$—	$—	$168,466,320
Mutual Funds	4,426,113	—	—	4,426,113

Total Investments	$172,892,433	$—	$—	$172,892,433

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$147,956,770

Gross unrealized appreciation	$27,904,992
Gross unrealized depreciation	(2,969,329)

Net unrealized appreciation (depreciation)	$24,935,663

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Growth Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,530,908	9,101,633	(9,006,521)	3,626,020

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$944	$3,626,020

5

MFS® Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.1%
Aerospace - 0.1%
Embraer-Empresa Brasileira de
Aeronautica S.A., ADR	6,341	$151,930

Airlines - 0.4%
Copa Holdings S.A., “A”	6,187	$376,170

Alcoholic Beverages - 0.7%
Companhia de Bebidas das Americas, ADR	7,743	$709,723

Apparel Manufacturers - 2.3%
Li & Fung Ltd.	268,000	$1,318,556
Stella International Holdings	553,000	1,131,033

		$2,449,589

Automotive - 1.1%
PT Astra International Tbk.	251,500	$1,158,069

Broadcasting - 0.6%
Grupo Televisa S.A., ADR	31,056	$652,797

Brokerage & Asset Managers - 1.6%
BM&F Bovespa S.A.	61,100	$413,667
Bolsa Mexicana de Valores S.A. de C.V. (a)	348,800	552,381
Hong Kong Exchanges & Clearing Ltd.	42,500	709,405

		$1,675,453

Business Services - 3.8%
Companhia Brasileira de Meios de Pagamento	51,890	$488,744
Infosys Technologies Ltd., ADR	40,859	2,404,552
Kroton Educacional S.A., IEU	54,096	504,959
Redecard S.A.	30,200	558,709

		$3,956,964

Cable TV - 1.1%
Naspers Ltd.	26,317	$1,143,550

Computer Software - 0.3%
Totvs S.A.	5,500	$346,358

Computer Software - Systems - 2.6%
Acer, Inc.	450,480	$1,330,532
Hon Hai Precision Industry Co. Ltd.	320,000	1,385,478

		$2,716,010

Conglomerates - 1.2%
First Pacific Co. Ltd.	1,940,800	$1,257,330

Construction - 2.2%
Anhui Conch Cement Co. Ltd.	170,000	$1,123,225
Corporacion Moctezuma S.A. de C.V.	217,000	587,969
Duratex S.A.	30,289	261,442
Urbi Desarrollos Urbanos S.A. de C.V. (a)	155,899	369,328

		$2,341,964

Consumer Products - 1.9%
Dabur India Ltd.	298,178	$1,054,698
Hengan International Group Co. Ltd.	96,000	715,897
Kimberly-Clark de Mexico S.A. de C.V., “A”	47,590	269,864

		$2,040,459

Consumer Services - 0.7%
Anhanguera Educacional
Participacoes S.A., IEU (a)	47,500	$688,855

Electronics - 8.9%
MediaTek, Inc.	68,617	$1,190,502
Samsung Electronics Co. Ltd.	6,247	4,516,369
Taiwan Semiconductor Manufacturing Co. Ltd.	1,117,258	2,163,592
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	146,911	1,541,096

		$9,411,559

Energy - Independent - 7.7%
China Shenhua Energy Co. Ltd.	228,500	$987,368
CNOOC Ltd.	1,146,000	1,886,323
OAO Rosneft Oil Co., GDR (a)	91,500	725,595
OAO Tatneft, ADR (a)	16,250	508,625
Oil & Natural Gas Corp. Ltd.	52,112	1,275,319
PTT Exploration & Production Ltd.	117,400	539,165
Reliance Industries Ltd.	62,566	1,497,083
Turkiye Petrol Rafinerileri AS	29,958	680,976

		$8,100,454

Energy - Integrated - 7.0%
LUKOIL, ADR	33,903	$1,922,300
OAO Gazprom, ADR	107,842	2,515,954
Petroleo Brasileiro S.A., ADR	66,052	2,938,653

		$7,376,907

Food & Beverages - 1.7%
Grupo Continental S.A.	238,705	$719,566
Tiger Brands Ltd.	23,922	602,340
Tradewinds Berhad	437,600	426,600

		$1,748,506

Food & Drug Stores - 0.5%
Shoprite Group PLC	53,818	$537,164

Forest & Paper Products - 0.3%
Suzano Papel E Celulose S.A., IPS	20,000	$273,287

Gaming & Lodging - 2.3%
Genting Berhad	301,500	$610,025
Sands China Ltd. (a)	1,125,600	1,788,956

		$2,398,981

General Merchandise - 1.3%
Bim Birlesik Magazalar A.S. (a)	15,080	$784,925
Massmart Holdings Ltd.	36,427	542,673

		$1,327,598

Insurance - 2.5%
China Life Insurance Co. Ltd.	317,000	$1,518,807
China Pacific Insurance Co. Ltd. (a)	57,600	255,200

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Insurance - continued
Samsung Fire & Marine Insurance Co. Ltd. (a)	5,584	$895,750

		$2,669,757

Internet - 0.2%
Universo Online S.A., IPS	34,700	$202,930

Machinery & Tools - 0.4%
Beml Ltd.	19,405	$453,669

Major Banks - 4.0%
Banco Santander Chile, ADR	8,530	$581,917
Bank of China Ltd.	2,676,000	1,426,878
Standard Chartered PLC	60,200	1,618,928
Standard Chartered PLC	20,575	561,225

		$4,188,948

Medical & Health Technology & Services - 1.3%
Diagnosticos da America S.A.	76,900	$674,580
Fleury S.A. (a)	67,400	720,106

		$1,394,686

Metals & Mining - 8.1%
Grupo Mexico S.A.B. de C.V., “B”	151,642	$406,096
Magnitogorsk Iron & Steel Works, GDR (a)	49,250	596,910
Mining & Metallurgical Co. Norilsk Nickel, ADR (a)	43,300	797,153
National Aluminum Co. Ltd.	44,803	406,615
Novolipetsk Steel, GDR (a)	17,450	604,643
POSCO	1,442	672,921
Steel Authority of India Ltd.	339,818	1,911,595
Usinas Siderurgicas de Minas Gerais S.A., IPS	12,575	430,775
Vale S.A., ADR	85,608	2,755,722

		$8,582,430

Network & Telecom - 1.2%
High Tech Computer Corp.	106,537	$1,244,575

Oil Services - 0.3%
Tenaris S.A., ADR	8,549	$367,094

Other Banks & Diversified Financials - 12.1%
Banco Compartamos S.A.	59,900	$337,732
Banco Santander S.A., IEU	23,200	286,747
Bancolombia S.A., ADR	6,481	295,922
China Construction Bank	2,424,000	1,985,593
China Merchants Bank Co. Ltd.	65,531	177,242
Commercial International Bank, GDR	42,400	496,080
Credicorp Ltd.	3,870	341,257
CSU Cardsystem S.A. (a)	129,005	578,885
Hana Financial Group, Inc.	37,510	1,161,983
Housing Development Finance Corp. Ltd.	23,718	1,435,495
Itau Unibanco Multiplo S.A., ADR	40,922	899,875
OTP Bank Ltd., GDR (a)	34,562	651,494
Public Bank Berhad	621,000	2,223,568
Public Bank Berhad	9,042	32,265
Turkiye Garanti Bankasi A.S.	258,585	1,209,655
Turkiye Is Bankasi A.S. (a)	59,844	187,684
Turkiye Is Bankasi A.S., “C”	127,842	416,102

		$12,717,579

Pharmaceuticals - 2.8%
Genomma Lab Internacional S.A., “B” (a)	281,300	$977,653
Teva Pharmaceutical Industries Ltd., ADR	30,870	1,947,280

		$2,924,933

Precious Metals & Minerals - 1.4%
Anglo American Platinum Corp. Ltd. (a)	9,420	$957,034
Gold Fields Ltd.	45,037	570,093

		$1,527,127

Real Estate - 2.2%
Brasil Brokers Participacoes	102,100	$444,949
China Overseas Land & Investment Ltd.	390,000	881,038
Hang Lung Properties Ltd.	243,000	979,605

		$2,305,592

Specialty Chemicals - 0.7%
Formosa Plastics Corp.	358,000	$789,093

Specialty Stores - 1.4%
Foschini Ltd.	88,981	$818,497
Lewis Group Ltd.	86,947	674,447

		$1,492,944

Telecommunications - Wireless - 5.6%
America Movil S.A.B. de C.V., “L”, ADR	30,797	$1,550,321
China Mobile Ltd.	88,500	851,460
Mobile TeleSystems OJSC, ADR	18,523	1,028,027
MTN Group Ltd.	107,571	1,654,086
Philippine Long Distance Telephone Co.	8,548	457,760
Vivo Participacoes S.A., ADR	13,986	379,160

		$5,920,814

Telephone Services - 1.3%
China Unicom Ltd., ADR	55,370	$617,376
Empresa Nacional de Telecomunicaciones S.A.	15,883	216,081
PT XL Axiata Tbk (a)(z)	1,375,000	528,875

		$1,362,332

Tobacco - 0.8%
KT&G Corp.	15,399	$851,984

Utilities - Electric Power - 2.5%
AES Tiete S.A., IPS	14,000	$151,939
CPFL Energia S.A.	10,700	212,755
Eletropaulo Metropolitana S.A., IPS	32,220	706,418
Enersis S.A., ADR	13,202	263,908
Equatorial Energia S.A.	22,700	199,639
Manila Water Co., Inc.	1,265,000	440,888

2

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
Tanjong PLC	118,200	$650,064

		$2,625,611

Total Common Stocks		$104,461,775

MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	1,035,723	$1,035,723

Total Investments		$105,497,498

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(96,082)

NET ASSETS - 100.0%		$105,401,416

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
PT XL Axiata Tbk	3/29/10	$504,384	$528,875
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

4

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 3/31/10 - continued

The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$15,980,805	$—	$—	$15,980,805
China	12,426,407	—	—	12,426,407
India	10,439,026	—	—	10,439,026
Taiwan	9,644,868	—	—	9,644,868
Russia	8,699,207	—	—	8,699,207
South Korea	8,099,006	—	—	8,099,006
South Africa	7,499,884	—	—	7,499,884
Hong Kong	7,184,888	—	—	7,184,888
Mexico	6,423,708	—	—	6,423,708
Other Countries	17,524,811	539,165	—	18,063,976
Mutual Funds	1,035,723	—	—	1,035,723

Total Investments	$104,958,333	$539,165	$—	$105,497,498

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $60,342,292 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$88,106,786

Gross unrealized appreciation	$20,585,957
Gross unrealized depreciation	(3,195,245)

Net unrealized appreciation (depreciation)	$17,390,712

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,151,778	8,028,536	(8,144,591)	1,035,723

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$522	$1,035,723

5

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 3/31/10 - continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

Brazil	15.1%
China	11.7%
India	9.9%
Taiwan	9.1%
Russia	8.2%
South Korea	7.6%
South Africa	7.1%
Hong Kong	6.8%
Mexico	6.1%
Other Countries	18.4%

6

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

MFS® Global Governments Portfolio

3/31/10

PORTFOLIO OF INVESTMENTS     3/31/10 (unaudited)

MFS Global Governments Portfolio

Issuer	Shares/Par		Value ($)
BONDS - 93.9%
Foreign Bonds - 76.6%
Austria - 2.2%
Republic of Austria, 4.65%, 2018	EUR	507,000	$759,373

Belgium - 0.5%
Kingdom of Belgium, 5.5%, 2017	EUR	98,000	$154,336

Brazil - 0.6%
Federative Republic of Brazil, 5.625%, 2041		$100,000	$94,150
Petrobras International Finance Co., 7.875%, 2019		99,000	115,786

			$209,936

Canada - 1.3%
Bayview Commercial Asset Trust, FRN, 0.917%, 2023 (z)	CAD	150,000	$111,065
Canada Housing Trust, 4.6%, 2011 (n)	CAD	280,000	288,053
Government of Canada, 5.75%, 2033	CAD	47,000	57,468

			$456,586

Chile - 0.3%
Empresa Nacional del Petroleo, 6.25%, 2019 (n)		$100,000	$101,228

Finland - 2.3%
Republic of Finland, 3.875%, 2017	EUR	541,000	$776,203

France - 2.7%
Republic of France, 6%, 2025	EUR	353,000	$596,704
Republic of France, 4.75%, 2035	EUR	225,000	339,680

			$936,384

Germany - 11.1%
Federal Republic of Germany, 5%, 2011	EUR	140,000	$199,117
Federal Republic of Germany, 3.75%, 2013	EUR	243,000	351,563
Federal Republic of Germany, 3.75%, 2015	EUR	949,000	1,376,528
Federal Republic of Germany, 4.25%, 2018	EUR	615,000	911,065
Federal Republic of Germany, 6.25%, 2030	EUR	535,000	966,114

			$3,804,387

Indonesia - 0.3%
Majapahit Holding B.V., 7.75%, 2020 (n)		$100,000	$108,500

Ireland - 3.7%
Irish Life & Permanent PLC, 3.6%, 2013 (n)		$200,000	$199,579
Republic of Ireland, 4.6%, 2016	EUR	741,000	1,057,399

			$1,256,978

Italy - 13.6%
Republic of Italy, 4.75%, 2013	EUR	1,883,000	$2,749,407
Republic of Italy, 5.25%, 2017	EUR	1,232,000	1,887,893

			$4,637,300

Japan - 22.0%
Government of Japan, 1.3%, 2014	JPY	53,000,000	$586,456
Government of Japan, 1.7%, 2017	JPY	369,450,000	4,165,072
Government of Japan, 2.1%, 2024	JPY	119,000,000	1,313,526
Government of Japan, 2.2%, 2027	JPY	94,000,000	1,027,800
Government of Japan, 2.4%, 2037	JPY	38,000,000	415,594

			$7,508,448

Kazakhstan - 0.8%
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)		$200,000	$257,000

Mexico - 0.3%
Pemex Project Funding Master Trust, 5.75%, 2018		$95,000	$97,769

Netherlands - 3.7%
Kingdom of the Netherlands, 3.75%, 2014	EUR	658,000	$952,432
Kingdom of the Netherlands, 5.5%, 2028	EUR	196,000	322,727

			$1,275,159

Norway - 0.5%
Eksportfinans A.S.A., 1.875%, 2013		$170,000	$169,342

Peru - 0.6%
Republic of Peru, 7.125%, 2019		$84,000	$97,314
Republic of Peru, 7.35%, 2025		100,000	116,000

			$213,314

Qatar - 0.8%
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		$250,000	$279,453

Russia - 0.6%
Eurasian Development Bank, 7.375%, 2014 (n)		$100,000	$107,250
Gaz Capital S.A., 8.125%, 2014 (n)		102,000	114,113

			$221,363

South Korea - 0.3%
Korea National Oil Corp., 5.375%, 2014		$100,000	$106,170

Spain - 3.1%
Kingdom of Spain, 5%, 2012	EUR	686,000	$998,326
Kingdom of Spain, 4.6%, 2019	EUR	34,000	49,073

			$1,047,399

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Global Governments Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Foreign Bonds - continued
Sweden - 0.5%
Kingdom of Sweden, 4.5%, 2015	SEK	1,170,000	$178,178

Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022		$110,000	$103,400

United Kingdom - 4.5%
United Kingdom Treasury, 8%, 2015	GBP	443,000	$850,466
United Kingdom Treasury, 8%, 2021	GBP	112,000	229,592
United Kingdom Treasury, 4.25%, 2036	GBP	313,000	455,432

			$1,535,490

Total Foreign Bonds			$26,193,696

U.S. Bonds - 17.3%
Asset Backed & Securitized - 1.4%
Commercial Mortgage Asset Trust, FRN, 0.873%, 2032 (i)(z)		$5,227,768	$145,896
Commercial Mortgage Pass- Through Certificates, FRN, 0.42%, 2017 (n)		331,000	301,305
First Union National Bank Commercial Mortgage Trust, FRN, 0.922%, 2043 (i)(n)		7,314,489	41,064

			$488,265

Local Authorities - 1.3%
Georgia Municipal Electric Authority Rev. (Build America Bonds), 6.655%, 2057		$110,000	$109,362
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039		100,000	113,400
University of California Rev. (Build America Bonds), 5.77%, 2043		70,000	67,621
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039		130,000	135,651

			$426,034

Mortgage Backed - 3.5%
Fannie Mae, 4.77%, 2012		$176,219	$186,420
Fannie Mae, 5.37%, 2013		94,667	101,170
Fannie Mae, 4.78%, 2015		69,752	74,304
Fannie Mae, 4.856%, 2015		44,702	47,464
Fannie Mae, 5.5%, 2015		39,947	44,023
Fannie Mae, 5.09%, 2016		59,000	63,529
Fannie Mae, 5.424%, 2016		69,628	76,341
Fannie Mae, 5.05%, 2017		53,872	57,918
Fannie Mae, 5.16%, 2018		118,544	128,578
Fannie Mae, 5.1%, 2019		53,422	57,145
Fannie Mae, 5.18%, 2019		53,431	57,431
Fannie Mae, 6.16%, 2019		47,823	52,950
Freddie Mac, 5.085%, 2019		33,000	34,884
Freddie Mac, 5%, 2025 - 2028		218,361	224,722

			$1,206,879

U.S. Government Agencies and Equivalents - 2.2%
Aid-Egypt, 4.45%, 2015		$252,000	$270,749
Small Business Administration, 5.09%, 2025		41,201	43,748
Small Business Administration, 5.21%, 2026		423,745	447,281

			$761,778

U.S. Treasury Obligations - 8.9%
U.S. Treasury Bonds, 4.75%, 2017		$713,000	$779,899
U.S. Treasury Bonds, 8%, 2021		464,000	632,200
U.S. Treasury Bonds, 6.875%, 2025		115,000	146,966
U.S. Treasury Notes, 4.75%, 2012		1,130,000	1,209,012
U.S. Treasury Notes, 4.125%, 2015		239,000	257,037

			$3,025,114

Total U.S. Bonds			$5,908,070

Total Bonds			$32,101,766

SHORT-TERM OBLIGATIONS (y) - 5.7%
BNP Paribas Finance, Inc., 0.1%, due 4/01/10		$1,031,000	$1,031,000
Societe Generale North America, Inc., 0.09%, due 4/01/10		932,000	932,000

Total Short-Term Obligations, at Amortized Cost and Value			$1,963,000

Total Investments			$34,064,766

OTHER ASSETS, LESS LIABILITIES - 0.4%			139,437

NET ASSETS - 100.0%			$34,204,203

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

2

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Global Governments Portfolio

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,797,545, representing 5.3% of net assets.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.917%, 2023	5/25/06	$135,624	$111,065
Commercial Mortgage Asset Trust, FRN, 0.873%, 2032	8/25/03	155,532	145,896

Total Restricted Securities			$256,961
% of Net Assets			0.8%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Global Government Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$3,786,892	$—	$3,786,892
Non-U.S. Sovereign Debt	—	26,082,631	—	26,082,631
Corporate Bonds	—	426,034		426,034
Residential Mortgage-Backed Securities	—	1,206,879	—	1,206,879
Commercial Mortgage-Backed Securities	—	599,330	—	599,330
Short Term Securities	—	1,963,000	—	1,963,000

Total Investments	$—	$34,064,766	$—	$34,064,766

Other Financial Instruments
Forward Currency Contracts	$—	$40,070	$—	$40,070

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Global Government Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$34,010,797

Gross unrealized appreciation	$975,340
Gross unrealized depreciation	(921,371)

Net unrealized appreciation (depreciation)	$53,969

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 3/31/10

Forward Foreign Currency Exchange Contracts at 3/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Citibank N.A.	133,000	5/24/10	$121,155	$121,402	$247
BUY	AUD	UBS AG	222,866	5/24/10	198,734	203,431	4,697
BUY	BRL	Deutsche Bank	496,000	4/05/10 - 5/04/10	272,574	278,078	5,504
BUY	CAD	HSBC Bank	398,923	5/10/10	388,435	392,771	4,336
BUY	CAD	UBS AG	27,000	5/05/10	26,239	26,584	345
BUY	CLP	HSBC Bank	22,519,000	4/01/10	42,569	42,914	345
BUY	CLP	JPMorgan Chase Bank	22,576,000	4/01/10	42,896	43,022	126
SELL	EUR	Barclays Bank PLC	639,000	6/14/10	873,475	863,104	10,371
SELL	EUR	Citibank N.A.	923,116	6/14/10	1,262,291	1,246,862	15,429
SELL	EUR	Credit Suisse Group	38,000	6/14/10	51,430	51,327	103
SELL	EUR	Goldman Sachs International	189,468	6/14/10	258,989	255,916	3,073
SELL	EUR	UBS AG	1,302,248	6/14/10	1,779,424	1,758,960	20,464
BUY	GBP	Barclays Bank PLC	164,681	4/12/10	248,401	249,893	1,492
BUY	GBP	UBS AG	23,000	4/12/10	34,619	34,901	282
SELL	GBP	Goldman Sachs International	67,000	4/12/10	104,526	101,669	2,857
BUY	IDR	Merrill Lynch International	1,286,792,000	4/15/10 - 4/19/10	140,475	141,087	612
BUY	INR	Merrill Lynch International	6,562,000	4/05/10 - 4/30/10	144,428	146,012	1,584
SELL	JPY	Barclays Bank PLC	25,101,000	4/12/10	278,731	268,499	10,232
SELL	JPY	Credit Suisse Group	11,092,874	4/12/10	122,000	118,658	3,342
SELL	JPY	HSBC Bank	30,839,000	4/12/10	338,394	329,877	8,517
SELL	JPY	JPMorgan Chase Bank	3,111,194	4/12/10	34,715	33,280	1,435
SELL	JPY	Merrill Lynch International	13,949,016	4/12/10	150,225	149,209	1,016
SELL	JPY	UBS AG	9,675,000	4/12/10	107,769	103,491	4,278
BUY	KRW	JPMorgan Chase Bank	166,116,000	4/08/10	144,953	146,800	1,847
BUY	KRW	Merrill Lynch International	38,024,000	4/05/10	33,126	33,606	480
SELL	KRW	Merrill Lynch International	38,024,000	4/05/10	33,679	33,606	73
BUY	MXN	HSBC Bank	660,000	5/04/10	51,838	53,235	1,397
BUY	MXN	JPMorgan Chase Bank	689,000	4/06/10	52,770	55,727	2,957
SELL	MXN	JPMorgan Chase Bank	689,000	4/06/10	55,760	55,727	33
BUY	NOK	UBS AG	514,000	4/08/10	86,229	86,481	252
BUY	SEK	Credit Suisse Group	637,000	4/12/10	87,902	88,221	319
BUY	SEK	UBS AG	90,606	4/12/10	12,522	12,548	26
BUY	TRY	HSBC Bank	104,000	5/11/10	67,015	68,072	1,057

							$109,128

5

MFS Global Government Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Derivative Contracts at 3/31/10 - continued

Forward Foreign Currency Exchange Contracts at 3/31/10 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	BRL	Deutsche Bank AG	248,000	4/05/10	$137,017	$139,455	$(2,438)
SELL	CHF	Citibank N.A.	94,000	4/12/10	87,277	89,155	(1,878)
SELL	CLP	HSBC Bank	22,519,000	4/01/10	42,789	42,914	(125)
SELL	CLP	JPMorgan Chase Bank	22,576,000	4/01/10	43,002	43,022	(20)
BUY	DKK	Barclay Bank PLC	1,211,922	6/25/10	220,494	219,740	(754)
BUY	EUR	Credit Suisse Group	128,000	6/14/10	175,815	172,891	(2,924)
BUY	EUR	HSBC Bank	51,000	6/10/10	69,433	68,886	(547)
SELL	EUR	Credit Suisse Group	222,000	6/14/10	299,201	299,858	(657)
SELL	EUR	UBS AG	176,228	6/14/10	235,467	238,033	(2,566)
BUY	GBP	Barclay Bank PLC	125,863	4/12/10	203,186	190,989	(12,197)
BUY	GBP	Deutsche Bank AG	68,880	4/12/10	110,004	104,521	(5,483)
SELL	INR	Merrill Lynch International	3,281,000	4/05/10	72,911	73,082	(171)
BUY	JPY	Citibank N.A.	18,245,000	4/12/10	201,281	195,162	(6,119)
BUY	JPY	HSBC Bank	8,658,000	4/12/10	97,476	92,612	(4,864)
BUY	JPY	JPMorgan Chase Bank	310,827,557	4/12/10	3,350,012	3,324,839	(25,173)
BUY	KRW	Merrill Lynch International	38,024,000	5/03/10	33,642	33,570	(72)
BUY	MXN	JPMorgan Chase Bank	689,000	7/06/10	55,228	55,182	(46)
SELL	NOK	Citibank N.A.	513,000	4/08/10	86,069	86,313	(244)
BUY	PLN	HSBC Bank	198,000	5/04/10	69,345	69,146	(199)
BUY	SEK	Citibank N.A.	383,000	4/12/10	54,081	53,043	(1,038)
BUY	SEK	Deutsche Bank AG	604,000	4/12/10	85,194	83,651	(1,543)

							$(69,058)

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

United States	22.7%
Japan	21.9%
Italy	13.6%
Germany	11.3%
United Kingdom	4.5%
Ireland	3.8%
Netherlands	3.8%
Spain	3.2%
France	2.8%
Other Countries	12.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

M F S®
INVESTMENT MANAGEMENT

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.4%
Aerospace - 1.0%
United Technologies Corp.	10,880	$800,878

Alcoholic Beverages - 3.4%
Companhia de Bebidas das Americas, ADR	8,760	$802,942
Diageo PLC	65,740	1,103,350
Heineken N.V.	15,300	786,301

		$2,692,593

Apparel Manufacturers - 4.3%
Compagnie Financiere Richemont S.A.	20,250	$784,150
Li & Fung Ltd.	137,800	677,974
LVMH Moet Hennessy Louis Vuitton S.A.	6,580	769,105
NIKE, Inc., “B”	15,630	1,148,805

		$3,380,034

Broadcasting - 1.4%
Walt Disney Co.	20,910	$729,968
WPP Group PLC	39,214	406,434

		$1,136,402

Brokerage & Asset Managers - 5.8%
Charles Schwab Corp.	48,760	$911,324
CME Group, Inc.	1,780	562,676
Deutsche Boerse AG	13,550	1,004,376
Franklin Resources, Inc.	7,080	785,172
ICAP PLC	129,730	735,882
Nomura Holdings, Inc.	76,200	561,577

		$4,561,007

Business Services - 8.2%
Accenture Ltd., “A”	32,150	$1,348,693
Dun & Bradstreet Corp.	11,070	823,829
Infosys Technologies Ltd., ADR	7,320	430,782
Intertek Group PLC	45,000	995,631
MasterCard, Inc., “A”	6,320	1,605,280
Verisk Analytics, Inc., “A” (a)	20,470	577,254
Visa, Inc., “A”	6,970	634,479

		$6,415,948

Chemicals - 0.7%
Monsanto Co.	7,830	$559,219

Computer Software - 2.5%
Oracle Corp.	75,080	$1,928,805

Computer Software - Systems - 4.1%
Acer, Inc.	255,860	$755,705
Apple, Inc. (a)	4,310	1,012,548
EMC Corp. (a)	21,560	388,942
Konica Minolta Holdings, Inc.	89,500	1,044,438

		$3,201,633

Consumer Products - 4.9%
Beiersdorf AG	6,480	$387,592
Church & Dwight Co., Inc.	12,390	829,511
Colgate-Palmolive Co.	8,010	682,933
Procter & Gamble Co.	19,270	1,219,213
Reckitt Benckiser Group PLC	13,890	762,393

		$3,881,642

Electrical Equipment - 3.4%
Danaher Corp.	14,790	$1,181,869
Keyence Corp.	2,100	501,808
Schneider Electric S.A.	8,275	970,579

		$2,654,256

Electronics - 5.5%
Hoya Corp.	24,700	$678,728
Microchip Technology, Inc.	13,800	388,608
Samsung Electronics Co. Ltd.	1,525	1,102,523
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	149,518	1,568,444
Tokyo Electron Ltd.	9,000	596,855

		$4,335,158

Energy - Independent - 1.6%
INPEX Corp.	174	$1,276,757

Energy - Integrated - 4.2%
Chevron Corp.	7,260	$550,526
Exxon Mobil Corp.	4,700	314,806
Hess Corp.	16,160	1,010,808
Petroleo Brasileiro S.A., ADR	16,170	719,403
TOTAL S.A.	11,520	668,747

		$3,264,290

Food & Beverages - 5.3%
Groupe Danone	15,293	$921,235
Mead Johnson Nutrition Co., “A”	12,340	642,050
Nestle S.A.	30,807	1,577,748
PepsiCo, Inc.	15,310	1,012,910

		$4,153,943

Food & Drug Stores - 0.8%
Tesco PLC	99,589	$658,079

Internet - 1.8%
Google, Inc., “A” (a)	2,530	$1,434,535

Major Banks - 7.1%
Bank of New York Mellon Corp.	35,840	$1,106,739
Credit Suisse Group AG	21,970	1,132,463
HSBC Holdings PLC	63,129	639,932
Julius Baer Group Ltd.	32,697	1,186,135
Standard Chartered PLC	30,794	839,969
State Street Corp.	13,940	629,252

		$5,534,490

Medical & Health Technology & Services - 0.5%
Patterson Cos., Inc.	12,410	$385,331

Medical Equipment - 7.3%
Becton, Dickinson & Co.	5,330	$419,631
DENTSPLY International, Inc.	20,520	715,122
Essilor International S.A.	6,690	427,125
Medtronic, Inc.	13,560	610,607
Sonova Holding AG	3,478	432,111
St. Jude Medical, Inc. (a)	10,060	412,963

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Synthes, Inc.	8,760	$1,093,338
Thermo Fisher Scientific, Inc. (a)	12,730	654,831
Waters Corp. (a)	13,980	944,209

		$5,709,937

Metals & Mining - 1.2%
BHP Billiton PLC	26,350	$903,686

Network & Telecom - 2.5%
Cisco Systems, Inc. (a)	75,150	$1,956,155

Oil Services - 1.8%
Schlumberger Ltd.	21,700	$1,377,082

Other Banks & Diversified Financials - 2.1%
China Construction Bank	665,000	$544,727
Credicorp Ltd.	7,450	656,941
HDFC Bank Ltd.	11,140	479,768

		$1,681,436

Pharmaceuticals - 7.1%
Abbott Laboratories	11,570	$609,508
Allergan, Inc.	9,570	625,112
Bayer AG	13,430	908,413
Johnson & Johnson	20,560	1,340,512
Roche Holding AG	5,900	956,848
Teva Pharmaceutical Industries Ltd., ADR	18,010	1,136,071

		$5,576,464

Printing & Publishing - 0.5%
MSCI, Inc., “A” (a)	11,440	$412,984

Specialty Chemicals - 6.0%
Akzo Nobel N.V.	18,780	$1,070,285
L’Air Liquide S.A.	3,240	388,948
Linde AG	5,870	700,388
Praxair, Inc.	12,240	1,015,920
Shin-Etsu Chemical Co. Ltd.	18,300	1,062,884
Symrise AG	21,138	503,337

		$4,741,762

Specialty Stores - 2.5%
Esprit Holdings Ltd.	125,169	$987,423
Industria de Diseno Textil S.A.	7,790	513,505
Staples, Inc.	20,750	485,343

		$1,986,271

Telecommunications - Wireless - 0.9%
MTN Group Ltd.	43,660	$671,346

Total Common Stocks		$77,272,123

MONEY MARKET FUNDS (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	1,407,490	$1,407,490

Total Investments		$78,679,613

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(168,493)

NET ASSETS - 100.0%		$78,511,120

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$77,272,123	$—	$—	$77,272,123
Mutual Funds	1,407,490	—	—	1,407,490

Total Investments	$78,679,613	$—	$—	$78,679,613

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $26,521,684 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

3

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$72,807,998

Gross unrealized appreciation	$9,036,620
Gross unrealized depreciation	(3,165,005)

Net unrealized appreciation (depreciation)	$5,871,615

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	945,330	5,376,229	(4,914,069)	1,407,490

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$443	$1,407,490

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

United States	46.6%
Switzerland	9.1%
United Kingdom	8.9%
Japan	7.3%
France	5.3%
Germany	4.4%
Taiwan	3.0%
Netherlands	2.4%
Hong Kong	2.1%
Other Countries	10.9%

4

MFS INVESTMENT MANAGEMENT

MFS® Global Tactical Allocation Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 33.9%
Aerospace - 1.8%
Cobham PLC	91,110	$355,327
Lockheed Martin Corp.	13,260	1,103,497
Northrop Grumman Corp.	7,440	487,841
United Technologies Corp.	8,460	622,741

		$2,569,406

Alcoholic Beverages - 0.6%
Heineken N.V.	15,630	$803,261

Apparel Manufacturers - 0.3%
NIKE, Inc., “B”	5,380	$395,430

Broadcasting - 1.2%
Fuji Television Network, Inc.	121	$179,254
Nippon Television Network Corp.	1,470	200,004
Omnicom Group, Inc.	6,440	249,936
Vivendi S.A.	19,462	520,864
Walt Disney Co.	11,280	393,785
WPP Group PLC	21,706	224,972

		$1,768,815

Brokerage & Asset Managers - 0.3%
Daiwa Securities Group, Inc.	69,000	$363,119

Business Services - 1.2%
Accenture Ltd., “A”	13,570	$569,261
Bunzl PLC	22,860	250,115
Dun & Bradstreet Corp.	3,480	258,982
Nomura Research, Inc.	11,200	255,172
USS Co. Ltd.	5,270	357,947

		$1,691,477

Chemicals - 0.7%
3M Co.	3,080	$257,396
Givaudan S.A.	460	403,547
PPG Industries, Inc.	4,510	294,954

		$955,897

Computer Software - 0.3%
Oracle Corp.	17,450	$448,291

Computer Software - Systems - 0.6%
International Business Machines Corp.	3,760	$482,220
Konica Minolta Holdings, Inc.	36,000	420,109

		$902,329

Conglomerates - 0.2%
Tomkins PLC	73,880	$264,586

Construction - 0.5%
Geberit AG	2,447	$437,926
Sherwin-Williams Co.	4,470	302,530

		$740,456

Consumer Products - 1.4%
Henkel KGaA, IPS	10,450	$562,596
Kao Corp.	23,300	590,662
KOSE Corp.	11,600	272,350
Procter & Gamble Co.	4,814	304,582
Reckitt Benckiser Group PLC	5,550	304,628

		$2,034,818

Electrical Equipment - 0.5%
Legrand S.A.	10,660	$336,768
OMRON Corp.	300	6,963
Spectris PLC	24,570	308,533

		$652,264

Electronics - 1.0%
Halma PLC	33,170	$126,946
Intel Corp.	19,380	431,399
Samsung Electronics Co. Ltd.	676	488,725
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	36,858	386,640

		$1,433,710

Energy - Independent - 0.8%
Apache Corp.	3,930	$398,895
Devon Energy Corp.	4,660	300,244
EOG Resources, Inc.	2,390	222,127
INPEX Corp.	39	286,170

		$1,207,436

Energy - Integrated - 2.1%
Chevron Corp.	11,760	$891,761
Exxon Mobil Corp.	4,220	282,656
Hess Corp.	5,080	317,754
Royal Dutch Shell PLC, “A”	29,520	855,615
TOTAL S.A.	12,080	701,256

		$3,049,042

Food & Beverages - 1.8%
General Mills, Inc.	4,140	$293,071
Groupe Danone	5,292	318,785
J.M. Smucker Co.	3,398	204,763
Kellogg Co.	7,000	374,010
Nestle S.A.	17,162	878,934
Nong Shim Co. Ltd.	914	183,374
PepsiCo, Inc.	5,590	369,834

		$2,622,771

Food & Drug Stores - 0.4%
CVS Caremark Corp.	6,540	$239,102
Lawson, Inc.	6,900	294,481

		$533,583

Insurance - 2.3%
Allstate Corp.	13,280	$429,077
Aon Corp.	5,940	253,697
Hiscox Ltd.	46,175	234,456
ING Groep N.V. (a)	29,778	297,304
Jardine Lloyd Thompson Group PLC	29,480	248,284
MetLife, Inc.	18,270	791,822
Muenchener Ruckvers AG	1,890	306,710
Prudential Financial, Inc.	5,560	336,380
Travelers Cos., Inc.	4,200	226,548
Zurich Financial Services Ltd.	940	240,973

		$3,365,251

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par		Value ($)
COMMON STOCKS - continued
Leisure & Toys - 0.1%
Hasbro, Inc.		3,470	$132,832

Machinery & Tools - 0.8%
ASSA ABLOY AB, “B”		19,910	$389,619
Glory Ltd.		8,300	206,146
Neopost S.A.		3,440	274,918
Schindler Holding AG		2,430	213,870

			$1,084,553

Major Banks - 3.4%
Bank of America Corp.		16,010	$285,779
Bank of New York Mellon Corp.		26,271	811,248
Credit Agricole S.A.		17,349	303,684
Goldman Sachs Group, Inc.		3,900	665,457
HSBC Holdings PLC		47,874	485,294
JPMorgan Chase & Co.		15,220	681,095
PNC Financial Services Group, Inc.		4,390	262,083
State Street Corp.		9,170	413,934
Sumitomo Mitsui Financial Group, Inc.		5,600	185,089
UniCredito Italiano S.p.A.		83,883	247,836
Wells Fargo & Co.		14,680	456,842

			$4,798,341

Medical & Health Technology & Services - 0.3%
Kobayashi Pharmaceutical Co. Ltd.		3,400	$140,015
Miraca Holdings, Inc.		7,300	222,537

			$362,552

Medical Equipment - 0.9%
Becton, Dickinson & Co.		2,810	$221,231
Medtronic, Inc.		8,020	361,141
Smith & Nephew PLC		23,328	232,402
St. Jude Medical, Inc. (a)		6,590	270,520
Synthes, Inc.		1,870	233,395

			$1,318,689

Network & Telecom - 0.6%
Ericsson, Inc., “B”		22,460	$236,712
Nokia Oyj		39,520	615,445

			$852,157

Oil Services - 0.1%
National Oilwell Varco, Inc.		4,350	$176,523

Other Banks & Diversified Financials - 0.6%
Bangkok Bank Public Co. Ltd.		51,300	$218,146
DnB NOR A.S.A.		29,800	340,460
Hachijuni Bank Ltd.		20,000	113,809
Sapporo Hokuyo Holdings, Inc.		25,500	116,467
Unione di Banche Italiane ScpA		10,341	139,531

			$928,413

Pharmaceuticals - 3.8%
Abbott Laboratories		14,690	$773,869
GlaxoSmithKline PLC		27,140	521,195
Hisamitsu Pharmaceutical Co., Inc.		2,000	74,340
Johnson & Johnson		17,540	1,143,608
Merck KGaA		1,620	131,283
Pfizer, Inc.		29,470	505,411
Roche Holding AG		6,170	1,000,635
Sanofi-Aventis		15,050	1,121,863
Santen, Inc.		6,000	180,083

			$5,452,287

Real Estate - 0.1%
Deutsche Wohnen AG (a)		13,430	$136,189

Telecommunications - Wireless - 1.4%
KDDI Corp.		135	$698,898
Vodafone Group PLC		568,710	1,311,786

			$2,010,684

Telephone Services - 1.1%
AT&T, Inc.		29,260	$756,078
China Unicom Ltd.		118,000	132,829
Royal KPN N.V.		43,990	696,939

			$1,585,846

Tobacco - 1.2%
British American Tobacco PLC		14,260	$491,542
Japan Tobacco, Inc.		96	357,343
Philip Morris International, Inc.		16,596	865,647

			$1,714,532

Trucking - 0.7%
TNT N.V.		17,237	$494,259
Yamato Holdings Co. Ltd.		39,800	559,388

			$1,053,647

Utilities - Electric Power - 0.8%
Dominion Resources, Inc.		9,100	$374,101
E.ON AG		11,440	422,365
FPL Group, Inc.		3,600	173,988
PPL Corp.		5,020	139,104

			$1,109,558

Total Common Stocks			$48,518,745

BONDS - 50.4%
Asset Backed & Securitized - 0.4%
Bayview Commercial Asset Trust, FRN, 0.917%, 2023 (z)	CAD	170,000	$125,874
Commercial Mortgage Asset Trust, FRN, 0.873%, 2032 (i)(z)		$2,511,379	70,087
Commercial Mortgage Pass- Through Certificates, FRN, 0.42%, 2017 (n)		360,000	327,704
First Union National Bank Commercial Mortgage Trust, FRN, 0.922%, 2043 (i)(n)		6,674,970	37,473

			$561,138

Automotive - 0.1%
American Honda Finance Corp., 2.375%, 2013 (z)		$150,000	$149,941

Broadcasting - 0.0%
CBS Corp., 5.75%, 2020		$50,000	$50,215

Cable TV - 1.6%
Comcast Corp., 5.15%, 2020		$610,000	$615,482

2

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Cable TV - continued
Cox Communications, Inc., 9.375%, 2019 (z)		$240,000	$304,399
DIRECTV Holdings LLC, 5.2%, 2020 (z)		580,000	571,014
Time Warner Cable, Inc., 5%, 2020		890,000	877,523

			$2,368,418

Chemicals - 0.4%
Dow Chemical Co., 9.4%, 2039		$409,000	$548,240

Consumer Products - 0.4%
Newell Rubbermaid, Inc., 10.6%, 2019		$410,000	$540,913

Emerging Market Quasi-Sovereign - 1.0%
Empresa Nacional del Petroleo, 6.25%, 2019 (n)		$100,000	$101,228
Gaz Capital S.A., 8.125%, 2014 (n)		102,000	114,112
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)		200,000	257,000
Korea National Oil Corp., 5.375%, 2014		112,000	118,910
Majapahit Holding B.V., 7.75%, 2020 (n)		100,000	108,500
Pemex Project Funding Master Trust, 5.75%, 2018		103,000	106,002
Petrobras International Finance Co., 7.875%, 2019		108,000	126,312
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022		121,000	113,740
Qtel International Finance Ltd., 7.875%, 2019 (n)		100,000	115,574
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		250,000	279,453

			$1,440,831

Emerging Market Sovereign - 0.3%
Federative Republic of Brazil, 5.625%, 2041		$105,000	$98,857
Republic of Peru, 7.125%, 2019		120,000	139,020
Republic of Peru, 7.35%, 2025		100,000	116,000
Republic of South Africa, 5.5%, 2020		100,000	101,250

			$455,127

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.2%, 2040		$110,000	$108,231

Energy - Integrated - 0.4%
Hess Corp., 8.125%, 2019		$470,000	$572,906

Food & Beverages - 1.7%
Anheuser-Busch InBev, 5.375%, 2020		$820,000	$845,896
Diageo Finance B.V., 5.5%, 2013		353,000	384,967
Kraft Foods, Inc., 6.5%, 2040		830,000	860,113
Miller Brewing Co., 5.5%, 2013 (n)		350,000	374,728

			$2,465,704

Food & Drug Stores - 0.2%
CVS Caremark Corp., 5.75%, 2017		$310,000	$334,301

Forest & Paper Products - 0.1%
Votorantim Participacoes S.A., 6.75%, 2021 (z)		$100,000	$98,750

Insurance - 0.4%
UnumProvident Corp., 6.85%, 2015 (n)		$496,000	$526,675

Insurance - Property & Casualty - 0.9%
AXIS Capital Holdings Ltd., 5.75%, 2014		$320,000	$333,738
Chubb Corp., 6.375% to 2017, FRN to 2067		510,000	513,187
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		500,000	477,500

			$1,324,425

International Market Quasi-Sovereign - 0.6%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	303,000	$311,714
Eksportfinans A.S.A., 1.875%, 2013		$395,000	393,472
Irish Life & Permanent PLC, 3.6%, 2013 (n)		200,000	199,579

			$904,765

International Market Sovereign - 24.6%
Federal Republic of Germany, 5%, 2011	EUR	460,000	$654,241
Federal Republic of Germany, 3.75%, 2013	EUR	533,000	771,125
Federal Republic of Germany, 3.75%, 2015	EUR	1,114,000	1,615,862
Federal Republic of Germany, 4.25%, 2018	EUR	1,955,000	2,896,151
Federal Republic of Germany, 6.25%, 2030	EUR	687,000	1,240,598
Government of Canada, 4.5%, 2015	CAD	187,000	198,183
Government of Japan, 1.3%, 2014	JPY	256,000,000	2,832,695
Government of Japan, 1.7%, 2017	JPY	350,000,000	3,945,798
Government of Japan, 2.1%, 2024	JPY	126,000,000	1,390,793
Government of Japan, 2.2%, 2027	JPY	37,950,000	414,947
Government of Japan, 2.4%, 2037	JPY	36,000,000	393,720
Kingdom of Belgium, 5.5%, 2017	EUR	168,000	264,576
Kingdom of Spain, 5%, 2012	EUR	1,544,000	2,246,961
Kingdom of Spain, 4.6%, 2019	EUR	36,000	51,960
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,539,000	2,227,649
Kingdom of the Netherlands, 5.5%, 2028	EUR	190,000	312,847
Republic of Austria, 4.65%, 2018	EUR	1,124,000	1,683,501
Republic of Finland, 3.875%, 2017	EUR	712,000	1,021,546
Republic of France, 6%, 2025	EUR	432,000	730,244
Republic of France, 4.75%, 2035	EUR	500,000	754,845
Republic of Ireland, 4.6%, 2016	EUR	1,729,000	2,467,264
Republic of Italy, 4.75%, 2013	EUR	1,756,000	2,563,972
Republic of Italy, 5.25%, 2017	EUR	1,176,000	1,802,079
United Kingdom Treasury, 8%, 2015	GBP	976,000	1,873,713

3

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
International Market Sovereign - continued
United Kingdom Treasury, 8%, 2021	GBP	175,000	$358,738
United Kingdom Treasury, 4.25%, 2036	GBP	336,000	488,898

			$35,202,906

Local Authorities - 0.4%
Georgia Municipal Electric Authority Rev. (Build America Bonds), 6.655%, 2057		$215,000	$213,753
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039		100,000	113,400
University of California Rev. (Build America Bonds), 5.77%, 2043		80,000	77,281
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039		130,000	135,651

			$540,085

Major Banks - 3.7%
Bank of America Corp., 7.625%, 2019		$1,095,000	$1,252,530
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		200,000	193,000
Credit Suisse (USA), Inc., 6%, 2018		540,000	571,742
JPMorgan Chase & Co., 6%, 2017		820,000	874,253
Merrill Lynch & Co., Inc., 6.15%, 2013		360,000	387,613
Morgan Stanley, 7.3%, 2019		940,000	1,038,520
PNC Financial Services Group, Inc., 5.125%, 2020		720,000	725,286
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		320,000	325,171

			$5,368,115

Metals & Mining - 1.0%
ArcelorMittal, 6.125%, 2018		$510,000	$535,351
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015		310,000	337,512
Peabody Energy Corp., “B”, 6.875%, 2013		310,000	313,488
Vale Overseas Ltd., 6.875%, 2039		310,000	321,206

			$1,507,557

Mortgage Backed - 3.7%
Fannie Mae, 4.77%, 2012		$184,610	$195,297
Fannie Mae, 5.37%, 2013		142,000	151,756
Fannie Mae, 4.78%, 2015		94,863	101,053
Fannie Mae, 4.856%, 2015		75,435	80,096
Fannie Mae, 5.5%, 2015		41,944	46,224
Fannie Mae, 5.09%, 2016		99,000	106,599
Fannie Mae, 5.424%, 2016		101,620	111,416
Fannie Mae, 4.989%, 2017		40,525	43,514
Fannie Mae, 5.05%, 2017		89,787	96,530
Fannie Mae, 6.16%, 2019		49,065	54,326
Fannie Mae, TBA, 4.5%, 2018 - 2033		962,000	975,135
Fannie Mae, TBA, 5%, 2033		573,000	588,758
Freddie Mac, 5.085%, 2019		30,000	31,713
Freddie Mac, 4%, 2024		8,374	8,383
Freddie Mac, 5%, 2024 - 2028		307,986	315,276
Freddie Mac, 5.5%, 2037		559,000	590,945
Freddie Mac, TBA, 5%, 2018		373,000	393,748
Freddie Mac, TBA, 6%, 2033		551,000	589,312
Ginnie Mae, TBA, 5%, 2033		756,000	782,696

			$5,262,777

Natural Gas - Pipeline - 0.4%
William Partners LP, 5.25%, 2020 (z)		$610,000	$611,243

Network & Telecom - 0.6%
CenturyTel, Inc., 7.6%, 2039		$310,000	$298,826
Telecom Italia Capital, 7.175%, 2019		460,000	496,618

			$795,444

Other Banks & Diversified Financials - 0.9%
Banco Santander (Brasil) S.A., 4.5%, 2015 (z)		$198,000	$197,545
Citigroup, Inc., 6.125%, 2018		905,000	924,719
VTB Capital S.A., 6.465%, 2015 (n)		145,000	148,262

			$1,270,526

Real Estate - 0.3%
Simon Property Group, Inc., REIT, 5.65%, 2020		$510,000	$497,578

Specialty Stores - 0.2%
Best Buy Co., Inc., 6.75%, 2013		$240,000	$268,626

Supranational - 0.1%
Eurasian Development Bank, 7.375%, 2014 (n)		$100,000	$107,250

Tobacco - 0.6%
Altria Group, Inc., 9.7%, 2018		$675,000	$830,000

U.S. Government Agencies and Equivalents - 0.9%
Aid-Egypt, 4.45%, 2015		$349,000	$374,966
FDIC Structured Sale Guarantee Note, 0%, 2012 (z)		131,000	125,849
Small Business Administration, 5.09%, 2025		53,277	56,571
Small Business Administration, 5.21%, 2026		628,555	663,467
Small Business Administration, 5.36%, 2026		74,705	80,196

			$1,301,049

U.S. Treasury Obligations - 3.9%
U.S. Treasury Bonds, 4.75%, 2017 (f)		$1,465,000	$1,602,458
U.S. Treasury Bonds, 8%, 2021 (f)		626,000	852,925
U.S. Treasury Notes, 4.75%, 2012 (f)		2,277,000	2,436,212
U.S. Treasury Notes, 4.125%, 2015 (f)		641,000	689,376

			$5,580,971

4

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - 0.5%
Enel Finance International S.A., 6%, 2039 (z)	$694,000	$660,290

Total Bonds		$72,254,997

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.0%
S&P 500 Index - April 2010 @ $970 (a)	38	$1,140

Issuer	Shares/Par
MONEY MARKET FUNDS (v) - 17.4%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	24,910,984	$24,910,984

Total Investments		$145,685,866

OTHER ASSETS, LESS LIABILITIES - (1.7)%		(2,480,961)

NET ASSETS - 100.0%		$143,204,905

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,004,923, representing 2.8% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Honda Finance Corp., 2.375%, 2013	3/09/10	$149,940	$149,941
Banco Santander (Brasil) S.A., 4.5%, 2015	3/31/10	197,545	197,545
Bayview Commercial Asset Trust, FRN, 0.917%, 2023	5/25/06	153,707	125,874
Commercial Mortgage Asset Trust, FRN, 0.873%, 2032	8/25/03	74,545	70,087
Cox Communications, Inc., 9.375%, 2019	2/10/10	304,294	304,399
DIRECTV Holdings LLC, 5.2%, 2020	3/09/10 - 3/22/10	579,121	571,014
Enel Finance International S.A., 6%, 2039	3/26/10 - 3/31/10	663,285	660,290
FDIC Structured Sale Guarantee Note, 0%, 2012	3/10/10	125,479	125,849
Votorantim Participacoes S.A., 6.75%, 2021	3/26/10	99,046	98,750
William Partners LP, 5.25%, 2020	2/02/10 - 3/22/10	612,208	611,243

Total Restricted Securities			$2,914,992
% of Net Assets			2.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee

5

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

7

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$48,519,885	$—	$—	$48,519,885
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	6,882,020	—	6,882,020
Non-U.S. Sovereign Debt	—	38,110,878	—	38,110,878
Corporate Bonds	—	16,653,054	—	16,653,054
Residential Mortgage-Backed Securities	—	5,262,777	—	5,262,777
Commercial Mortgage-Backed Securities	—	561,138	—	561,138
Foreign Bonds	—	4,785,130	—	4,785,130
Mutual Funds	24,910,984	—	—	24,910,984

Total Investments	$73,430,869	$72,254,997	$—	$145,685,866

Other Financial Instruments
Futures	$88,490	$—	$—	$88,490
Forward Currency Contracts	—	768,745	—	768,745

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $19,342,004 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$150,470,010

Gross unrealized appreciation	$2,628,881
Gross unrealized depreciation	(7,413,025)

Net unrealized appreciation (depreciation)	$(4,784,144)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Derivative Contracts at 3/31/10

Forward Foreign Currency Exchange Contracts at 3/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	60,000	5/24/10	$54,668	$54,768	$100
BUY	AUD	Citibank N.A.	282,000	5/24/10	256,885	257,408	523
BUY	AUD	Credit Suisse Group	29,000	5/24/10	25,661	26,471	810
BUY	AUD	Goldman Sachs International	73,000	5/24/10	66,383	66,634	251
BUY	AUD	UBS AG	669,345	5/24/10	598,352	610,974	12,622
BUY	BRL	Deutsche Bank AG	772,000	4/05/10 - 5/04/10	424,946	432,814	7,868
BUY	BRL	HSBC Bank	324,000	4/05/10 - 5/04/10	177,873	181,647	3,774
BUY	CAD	Barclays Bank PLC	274,000	5/05/10 - 5/10/10	268,081	269,775	1,694
BUY	CAD	HSBC Bank	1,238,906	5/10/10	1,206,335	1,219,801	13,466
BUY	CAD	UBS AG	598,294	5/05/10 - 5/10/10	583,530	589,068	5,538
BUY	CHF	Goldman Sachs International	59,000	4/12/10	55,713	55,959	246
BUY	CHF	JPMorgan Chase Bank	5,327,536	5/07/10	4,957,000	5,054,007	97,007
BUY	CHF	UBS AG	446,000	4/12/10	415,866	423,011	7,145
BUY	CLP	HSBC Bank	39,753,000	4/01/10	75,147	75,756	609
BUY	CLP	JPMorgan Chase Bank	39,766,000	4/01/10	75,559	75,781	222
SELL	DKK	Goldman Sachs International	4,981,506	5/07/10	912,264	903,575	8,689
BUY	EUR	HSBC Bank	644,000	6/14/10	867,711	869,857	2,146
BUY	EUR	UBS AG	793,000	4/12/10 - 6/14/10	1,059,022	1,071,104	12,082
SELL	EUR	Barclays Bank PLC	61,000	6/14/10	83,383	82,393	990
SELL	EUR	Citibank N.A.	785,187	6/14/10	1,073,684	1,060,560	13,124
SELL	EUR	Credit Suisse Group	86,000	6/14/10	116,395	116,161	234
SELL	EUR	Goldman Sachs International	14,847,544	5/07/10	20,342,062	20,054,445	287,617
SELL	EUR	JPMorgan Chase Bank	291,623	6/14/10	398,599	393,898	4,701
SELL	EUR	UBS AG	1,407,372	6/14/10	1,922,302	1,900,953	21,349
BUY	GBP	Barclays Bank PLC	731,589	4/12/10 - 6/14/10	1,101,101	1,110,112	9,011
BUY	GBP	Citibank N.A.	143,000	4/12/10 - 6/14/10	215,303	216,952	1,649
BUY	GBP	Goldman Sachs International	23,000	4/12/10	34,773	34,901	128
BUY	GBP	HSBC Bank	129,000	6/14/10	193,079	195,676	2,597
BUY	GBP	UBS AG	95,000	4/12/10	142,661	144,157	1,496
SELL	GBP	Barclays Bank PLC	267,000	4/12/10	416,568	405,157	11,411
SELL	GBP	UBS AG	106,334	4/12/10	162,136	161,357	779
BUY	IDR	Merrill Lynch International Bank	2,982,817,000	4/15/10 - 4/19/10	325,605	327,045	1,440
BUY	INR	JPMorgan Chase Bank	4,160,000	4/05/10 - 4/30/10	91,561	92,565	1,004
BUY	INR	Merrill Lynch International Bank	25,934,000	4/05/10 - 4/30/10	572,431	577,062	4,631
SELL	JPY	Credit Suisse Group	23,458,702	4/12/10	258,000	250,931	7,069
SELL	JPY	HSBC Bank	58,259,160	4/12/10	640,937	623,183	17,754
SELL	JPY	JPMorgan Chase Bank	1,383,060,922	4/12/10 - 5/07/10	15,438,499	14,796,052	642,447
SELL	JPY	Merrill Lynch International Bank	60,091,649	4/12/10	651,464	642,784	8,680
SELL	JPY	UBS AG	66,401,183	4/12/10	747,475	710,276	37,199
BUY	KRW	Barclays Bank PLC	793,781,000	4/08/10	692,654	701,480	8,826
BUY	KRW	JPMorgan Chase Bank	711,307,000	4/08/10 - 4/30/10	620,710	628,550	7,840
BUY	KRW	Merrill Lynch International Bank	305,648,000	4/05/10	267,729	270,138	2,409
SELL	KRW	Merrill Lynch International Bank	439,975,000	4/05/10 - 4/08/10	389,379	388,857	522
BUY	MXN	HSBC Bank	5,060,000	4/06/10 - 5/04/10	389,282	408,961	19,679
BUY	MXN	JPMorgan Chase Bank	797,000	4/06/10	61,042	64,463	3,421
SELL	MXN	HSBC Bank	3,714,000	4/06/10	300,729	300,394	335
SELL	MXN	JPMorgan Chase Bank	797,000	4/06/10	64,500	64,463	37

9

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

Forward Foreign Currency Exchange Contracts at 3/31/10 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	MYR	Merrill Lynch International Bank	488,000	4/12/10	$147,210	$149,544	$2,334
BUY	NOK	HSBC Bank	744,000	4/08/10	124,309	125,179	870
BUY	NOK	JPMorgan Chase Bank	26,732,000	5/07/10	4,486,966	4,491,754	4,788
BUY	NOK	UBS AG	597,000	4/08/10	100,153	100,446	293
SELL	NOK	JPMorgan Chase Bank	27,320,370	5/07/10	4,620,000	4,590,617	29,383
BUY	NZD	Goldman Sachs International	4,612,000	5/07/10	3,164,754	3,269,370	104,616
BUY	PHP	JPMorgan Chase Bank	6,675,000	4/12/10	146,093	147,612	1,519
BUY	PLN	HSBC Bank	91,000	5/04/10	31,594	31,779	185
BUY	SEK	Barclays Bank PLC	1,460,909	4/12/10	200,834	202,328	1,494
BUY	SEK	Credit Suisse Group	2,700,000	4/12/10	372,583	373,935	1,352
BUY	SEK	JPMorgan Chase Bank	30,079,000	5/07/10	4,081,940	4,165,990	84,050
BUY	SEK	UBS AG	718,955	4/12/10	99,096	99,571	475
BUY	TRY	HSBC Bank	252,000	5/11/10	162,364	164,943	2,579
BUY	TWD	HSBC Bank	1,004,000	4/12/10	31,582	31,636	54
BUY	ZAR	Barclays Bank PLC	993,000	5/24/10	134,469	135,178	709
BUY	ZAR	HSBC Bank	347,000	5/24/10	46,810	47,237	427

							$1,528,299

Liability Derivatives
SELL	AUD	Goldman Sachs International	348,019	5/07/10	$314,150	$318,286	$(4,136)
SELL	BRL	Deutsche Bank AG	386,000	4/05/10	213,260	217,055	(3,795)
SELL	BRL	HSBC Bank	162,000	4/05/10	90,200	91,096	(896)
BUY	CAD	Barclays Bank PLC	120,000	5/10/10	118,273	118,149	(124)
SELL	CAD	Goldman Sachs International	5,031,818	5/07/10	4,688,000	4,954,228	(266,228)
SELL	CAD	HSBC Bank	178,985	5/05/10	174,560	176,225	(1,665)
SELL	CHF	Citibank N.A.	171,000	4/12/10	158,770	162,186	(3,416)
SELL	CHF	JPMorgan Chase Bank	6,805,546	5/07/10	6,380,000	6,456,132	(76,132)
SELL	CLP	HSBC Bank	39,753,000	4/01/10	75,534	75,756	(222)
SELL	CLP	JPMorgan Chase Bank	39,766,000	4/01/10	75,745	75,781	(36)
BUY	DKK	Barclays Bank PLC	1,646,922	6/25/10	299,637	298,612	(1,025)
BUY	DKK	JPMorgan Chase Bank	174,000	5/07/10	31,819	31,561	(258)
BUY	EUR	Barclays Bank PLC	168,000	6/14/10	231,375	226,919	(4,456)
BUY	EUR	Citibank N.A.	333,000	6/14/10	454,343	449,786	(4,557)
BUY	EUR	Credit Suisse Group	569,000	6/14/10	775,463	768,554	(6,909)
BUY	EUR	Goldman Sachs International	510,839	4/12/10 - 6/14/10	696,222	689,988	(6,234)
BUY	EUR	HSBC Bank	239,000	6/10/10 - 6/14/10	327,420	322,820	(4,600)
BUY	EUR	JPMorgan Chase Bank	1,710,112	4/12/10	2,335,783	2,309,778	(26,005)
BUY	EUR	UBS AG	294,000	4/12/10	401,298	397,094	(4,204)
SELL	EUR	Goldman Sachs International	300,000	6/14/10	404,356	405,214	(858)
SELL	EUR	UBS AG	2,226,646	6/14/10	2,967,601	3,007,555	(39,954)
BUY	GBP	Barclays Bank PLC	198,496	4/12/10	316,791	301,207	(15,584)
BUY	GBP	Citibank N.A.	161,000	4/12/10 - 6/14/10	244,998	244,297	(701)
BUY	GBP	Deutsche Bank AG	82,017	4/12/10	130,985	124,456	(6,529)
BUY	GBP	JPMorgan Chase Bank	303,000	5/07/10	472,577	459,715	(12,862)
BUY	GBP	UBS AG	20,000	6/14/10	30,498	30,337	(161)
SELL	GBP	JPMorgan Chase Bank	60,289	5/07/10	91,000	91,471	(471)
SELL	GBP	UBS AG	203,015	4/12/10	304,056	308,064	(4,008)

10

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

Forward Foreign Currency Exchange Contracts at 3/31/10 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	INR	JPMorgan Chase Bank	2,080,000	4/05/10	$46,222	$46,330	$(108)
SELL	INR	Merrill Lynch International Bank	12,967,000	4/05/10	288,156	288,830	(674)
BUY	JPY	Barclays Bank PLC	117,281,000	4/12/10	1,296,365	1,254,524	(41,841)
BUY	JPY	Citibank N.A.	27,596,137	4/12/10 - 6/14/10	305,112	295,260	(9,852)
BUY	JPY	Goldman Sachs International	24,408,000	4/12/10	270,007	261,086	(8,921)
BUY	JPY	HSBC Bank	38,325,000	4/12/10	429,626	409,952	(19,674)
BUY	JPY	JPMorgan Chase Bank	480,293,988	4/12/10	5,231,871	5,137,577	(94,294)
BUY	JPY	Merrill Lynch International Bank	2,291,963	4/12/10	24,684	24,517	(167)
BUY	JPY	UBS AG	130,113,000	4/12/10 - 6/14/10	1,424,036	1,391,976	(32,060)
BUY	KRW	Merrill Lynch International Bank	108,204,000	4/05/10	95,712	95,633	(79)
SELL	KRW	JPMorgan Chase Bank	666,198,700	5/07/10	574,500	588,077	(13,577)
BUY	MXN	HSBC Bank	3,714,000	7/06/10	297,823	297,457	(366)
BUY	MXN	JPMorgan Chase Bank	797,000	7/06/10	63,885	63,832	(53)
BUY	NOK	Citibank N.A.	259,000	4/08/10	44,066	43,577	(489)
SELL	NOK	Citibank N.A.	1,038,000	4/08/10	174,158	174,645	(487)
SELL	NZD	Goldman Sachs International	307,324	5/07/10	213,000	217,857	(4,857)
BUY	PLN	HSBC Bank	404,000	5/04/10	141,491	141,085	(406)
BUY	SEK	Citibank N.A.	1,527,000	4/12/10	214,128	211,481	(2,647)
BUY	SEK	Deutsche Bank AG	702,000	4/12/10	99,016	97,223	(1,793)
BUY	SEK	JPMorgan Chase Bank	15,010,069	5/07/10	2,109,000	2,078,919	(30,081)
BUY	TWD	JPMorgan Chase Bank	8,128,000	4/12/10	257,215	256,113	(1,102)

							$(759,554)

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX Index (Long)	EUR	14	$1,295,286	Apr-10	$6,571
ASX SPI 200 Index (Short)	AUD	59	6,602,730	Jun-10	27,994
CAC 40 Index (Long)	EUR	62	3,325,761	Apr-10	7,785
E-mini S&P 500 Index (Long)	USD	30	1,747,800	Jun-10	49,623
FTSE 100 Index (Long)	GBP	48	4,085,368	Jun-10	6,949
OMX Stockholm 30 Index (Long)	SEK	295	4,151,501	Apr-10	4,685
S&P/TSX 60 Index (Short)	CAD	51	7,064,932	Jun-10	12,554

					116,161

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	64	5,967,903	Jun-10	98,741
Government of Canada Bond 10 yr (Short)	CAD	4	461,448	Jun-10	5,271
Japan Government Bond 10 yr (Short)	JPY	4	5,913,016	Jun-10	46,487
United Kingdom Gilt Bond (Long)	GBP	81	14,104,439	Jun-10	85,051
U.S. Treasury Note 10 yr (Short)	USD	37	4,302,622	Jun-10	18,155

					253,705

					$369,866

11

MFS Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

Futures Contracts Outstanding at 3/31/10 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
DAX Index (Short)	EUR	5	$1,045,400	Jun-10	$(28,292)
FTSE MIB Index (Long)	EUR	29	4,384,922	Jun-10	(17,785)
IBEX 35 Index (Long)	EUR	20	2,928,476	Apr-10	(77,100)
Nikkei 225 Index (Short)	JPY	26	3,078,830	Jun-10	(145,132)

					(268,309)
Interest Rate Futures
German Euro Bund (Short)	EUR	9	1,499,460	Jun-10	(13,067)

					$(281,376)

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,181,282	37,386,259	(16,656,557)	24,910,984

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,767	$24,910,984

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

United States	36.4%
Japan	10.6%
United Kingdom	6.3%
Germany	6.2%
Italy	4.2%
France	3.7%
Netherlands	3.7%
Switzerland	3.1%
Ireland	1.9%
Other Countries	23.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

12

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 93.1%
Agency - Other - 4.3%
Financing Corp., 9.4%, 2018	$5,475,000	$7,408,436
Financing Corp., 9.8%, 2018	7,760,000	10,419,686
Financing Corp., 10.35%, 2018	3,415,000	4,908,130
Financing Corp., STRIPS, 0%, 2017	8,940,000	6,433,063

		$29,169,315

Asset Backed & Securitized - 1.1%
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	$3,445,785	$3,370,471
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	2,026,008	1,942,734
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	1,981,480	2,003,675

		$7,316,880

Local Authorities - 0.8%
California (Build America Bonds), 7.625%, 2040	$1,570,000	$1,634,637
Georgia Municipal Electric Authority Rev. (Build America Bonds), 6.655%, 2057	2,055,000	2,043,081
University of California Rev. (Build America Bonds), 5.77%, 2043	1,220,000	1,178,532
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	345,000	359,997

		$5,216,247

Mortgage Backed - 52.8%
Fannie Mae, 6.022%, 2010	$400,000	$411,581
Fannie Mae, 5.503%, 2011	649,000	688,544
Fannie Mae, 6.088%, 2011	1,020,000	1,067,460
Fannie Mae, 4.73%, 2012	877,569	930,884
Fannie Mae, 4.79%, 2012 - 2015	1,616,594	1,713,910
Fannie Mae, 6.005%, 2012	266,574	283,698
Fannie Mae, 4.517%, 2013	792,759	836,841
Fannie Mae, 4.542%, 2013	1,415,474	1,499,193
Fannie Mae, 4.845%, 2013	1,681,469	1,795,218
Fannie Mae, 5.06%, 2013	855,453	901,350
Fannie Mae, 5.098%, 2013	2,417,019	2,603,491
Fannie Mae, 5.37%, 2013	1,526,972	1,631,880
Fannie Mae, 4.6%, 2014	1,945,584	2,069,993
Fannie Mae, 4.609%, 2014	3,185,417	3,390,940
Fannie Mae, 4.77%, 2014	699,288	748,408
Fannie Mae, 4.82%, 2014	716,500	768,984
Fannie Mae, 4.841%, 2014	4,751,059	5,081,696
Fannie Mae, 4.872%, 2014	3,045,339	3,244,045
Fannie Mae, 4.88%, 2014 - 2020	890,907	948,730
Fannie Mae, 5.1%, 2014	881,230	952,175
Fannie Mae, 4.56%, 2015	1,055,361	1,116,522
Fannie Mae, 4.62%, 2015	1,474,270	1,565,746
Fannie Mae, 4.665%, 2015	713,269	758,089
Fannie Mae, 4.69%, 2015	581,939	619,362
Fannie Mae, 4.7%, 2015	1,056,254	1,124,046
Fannie Mae, 4.74%, 2015	668,860	712,575
Fannie Mae, 4.78%, 2015	928,172	988,736
Fannie Mae, 4.81%, 2015	931,922	998,236
Fannie Mae, 4.815%, 2015	824,000	879,379
Fannie Mae, 4.85%, 2015	583,565	624,670
Fannie Mae, 4.856%, 2015	316,640	336,207
Fannie Mae, 4.87%, 2015	614,539	657,058
Fannie Mae, 4.89%, 2015	694,354	744,139
Fannie Mae, 4.921%, 2015	2,177,135	2,337,732
Fannie Mae, 4.996%, 2015	162,452	174,662
Fannie Mae, 5.466%, 2015	3,095,764	3,392,636
Fannie Mae, 4.5%, 2016 - 2029	20,331,423	21,306,266
Fannie Mae, 5.157%, 2016	1,473,206	1,604,329
Fannie Mae, 5.424%, 2016	1,914,778	2,099,375
Fannie Mae, 6.5%, 2016 - 2037	8,215,352	9,051,386
Fannie Mae, 4.989%, 2017	3,481,081	3,737,846
Fannie Mae, 5.5%, 2017 - 2038	76,317,563	80,828,949
Fannie Mae, 6%, 2017 - 2037	15,432,001	16,440,000
Fannie Mae, 5.16%, 2018	1,434,615	1,556,045
Fannie Mae, 4.67%, 2019	525,000	544,819
Fannie Mae, 4.83%, 2019	397,942	417,342
Fannie Mae, 4.874%, 2019	2,403,881	2,580,490
Fannie Mae, 5%, 2019 - 2039	30,248,203	31,536,524
Fannie Mae, 5.05%, 2019	332,787	354,175
Fannie Mae, 7.5%, 2022 - 2031	787,658	890,883
Freddie Mac, 4.5%, 2010 - 2028	8,629,098	8,898,271
Freddie Mac, 4.375%, 2015	1,274,344	1,306,571
Freddie Mac, 5%, 2016 - 2039	19,212,906	20,039,869
Freddie Mac, 4.186%, 2019	814,000	813,107
Freddie Mac, 5.085%, 2019	2,879,000	3,043,356
Freddie Mac, 4.251%, 2020	1,330,000	1,333,390
Freddie Mac, 6%, 2021 - 2038	25,706,585	27,815,468
Freddie Mac, 5.5%, 2022 - 2036	39,678,965	41,823,693
Freddie Mac, 4%, 2024	78,661	78,745
Freddie Mac, 5.25%, 2026	1,381,451	1,401,939
Freddie Mac, 6.5%, 2032 - 2037	4,319,467	4,737,914
Ginnie Mae, 4%, 2032	293,973	301,733
Ginnie Mae, 5.5%, 2033 - 2038	14,031,363	14,913,151
Ginnie Mae, 5.612%, 2058	4,884,211	5,278,685
Ginnie Mae, 6.357%, 2058	2,869,539	3,149,656

		$356,482,793

Municipals - 2.5%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$6,165,000	$7,031,614
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	2,995,000	3,446,676
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	2,125,000	2,468,719
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	2,445,000	2,961,286
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	1,020,000	1,191,605

		$17,099,900

U.S. Government Agencies and Equivalents - 4.8%
Aid-Egypt, 4.45%, 2015	$2,827,000	$3,037,329
Empresa Energetica Cornito Ltd., 6.07%, 2010	703,000	712,055
Farmer Mac, 5.5%, 2011 (n)	5,370,000	5,638,650

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - continued
FDIC Structured Sale Guarantee Note, 0%, 2012 (z)	$473,000	$454,400
Small Business Administration, 6.35%, 2021	1,234,912	1,335,554
Small Business Administration, 6.34%, 2021	1,262,392	1,365,576
Small Business Administration, 6.44%, 2021	1,524,278	1,652,524
Small Business Administration, 6.625%, 2021	1,688,299	1,837,331
Small Business Administration, 6.07%, 2022	1,375,600	1,484,379
Small Business Administration, 4.98%, 2023	1,249,386	1,306,718
Small Business Administration, 4.77%, 2024	2,130,467	2,235,331
Small Business Administration, 5.52%, 2024	1,693,689	1,800,181
Small Business Administration, 5.11%, 2025	1,682,375	1,774,255
U.S. Department of Housing & Urban Development, 6.36%, 2016	6,000,000	6,388,878
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,173,000	1,189,200

		$32,212,361

U.S. Treasury Obligations - 26.8%
U.S. Treasury Bonds, 7.875%, 2021	$114,000	$153,330
U.S. Treasury Bonds, 6.25%, 2023	2,875,000	3,454,942
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,183,133
U.S. Treasury Bonds, 6.75%, 2026	1,829,000	2,323,115
U.S. Treasury Bonds, 5.25%, 2029	16,681,000	18,151,013
U.S. Treasury Bonds, 5%, 2037	4,802,000	5,056,357
U.S. Treasury Bonds, 4.375%, 2038	348,000	330,926
U.S. Treasury Bonds, 4.5%, 2039	4,426,000	4,273,856
U.S. Treasury Notes, 0.75%, 2011	28,000,000	27,961,724
U.S. Treasury Notes, 3.125%, 2013 (f)	55,320,000	57,684,045
U.S. Treasury Notes, 4%, 2015	6,108,000	6,539,378
U.S. Treasury Notes, 3.75%, 2018	43,295,000	43,623,090
U.S. Treasury Notes, 6.375%, 2027	6,594,000	8,101,349

		$180,836,258

Total Bonds		$628,333,754

MONEY MARKET FUNDS (v) - 6.2%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	41,924,518	$41,924,518

Total Investments		$670,258,272

OTHER ASSETS, LESS LIABILITIES - 0.7%		4,656,587

NET ASSETS - 100.0%		$674,914,859

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,638,650, representing 0.8% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
FDIC Structured Sale Guarantee Note, 0%, 2012	3/10/10	$453,064	$454,400
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$242,217,934	$—	$242,217,934
Municipal Bonds	—	17,099,900	—	17,099,900
Corporate Bonds	—	5,216,247	—	5,216,247
Residential Mortgage-Backed Securities	—	356,482,793	—	356,482,793
Commercial Mortgage-Backed Securities	—	7,316,880	—	7,316,880
Mutual Funds	41,924,518	—	—	41,924,518

Total Investments	$41,924,518	$628,333,754	$—	$670,258,272

Other Financial Instruments
Futures	$2,046	$—	$—	$2,046

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$652,288,417

Gross unrealized appreciation	$21,118,900
Gross unrealized depreciation	(3,149,045)

Net unrealized appreciation (depreciation)	$17,969,855

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 3/31/10

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	18	$2,090,250	Jun-10	$2,046

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55,015,709	43,341,937	(56,433,128)	41,924,518

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,219	$41,924,518

4

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 90.3%
Aerospace - 1.3%
BE Aerospace, Inc., 8.5%, 2018	$620,000	$661,825
Bombardier, Inc., 7.5%, 2018 (z)	515,000	536,888
Bombardier, Inc., 7.45%, 2034 (n)	160,000	147,200
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,016,000	784,860
Oshkosh Corp., 8.25%, 2017 (n)	95,000	98,088
Oshkosh Corp., 8.5%, 2020 (n)	340,000	351,900
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	330,000	338,250

		$2,919,011

Airlines - 1.3%
American Airlines Pass-Through Trust, 7.377%, 2019	$488,530	$405,480
Continental Airlines, Inc., 7.339%, 2014	1,835,000	1,789,125
Continental Airlines, Inc., 6.9%, 2017	162,154	156,478
Continental Airlines, Inc., 6.748%, 2017	113,178	109,217
Delta Air Lines, Inc., 7.711%, 2011	335,000	333,325

		$2,793,625

Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016	$605,000	$626,175
Levi Strauss & Co., 9.75%, 2015	480,000	502,800

		$1,128,975

Asset Backed & Securitized - 1.5%
Airlie LCDO Ltd., CDO, FRN, 2.171%, 2011 (a)(p)(z)	$704,992	$366,596
Anthracite Ltd., CDO, 6%, 2037 (z)	1,300,000	65,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.549%, 2038 (z)	604,583	24,183
Babson Ltd., CLO, “D”, FRN, 1.751%, 2018 (n)	670,000	393,625
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051	486,385	380,555
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049	952,699	186,162
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	472,183	368,574
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)	1,026,322	20,526
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.549%, 2050 (z)	502,022	10,040
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	855,000	780,144
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	690,000	221,715
Merrill Lynch Mortgage Trust, FRN, 5.827%, 2050	690,000	195,612
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	404,000	279,835
Wachovia Bank Commercial Mortgage Trust, FRN, 5.751%, 2047	557,306	92,734
Wachovia Credit, CDO, FRN, 1.633%, 2026 (z)	376,000	15,040

		$3,400,341

Automotive - 2.7%
Allison Transmission, Inc., 11%, 2015 (n)	$910,000	$969,150
Allison Transmission, Inc., 11.25%, 2015 (n)(p)	376,300	401,700
Ford Motor Credit Co. LLC, 12%, 2015	3,326,000	3,973,559
Goodyear Tire & Rubber Co., 9%, 2015	500,000	516,250
Goodyear Tire & Rubber Co., 10.5%, 2016	195,000	210,600

		$6,071,259

Basic Industry - 0.3%
TriMas Corp., 9.75%, 2017 (n)	$645,000	$667,575

Broadcasting - 5.2%
Allbritton Communications Co., 7.75%, 2012	$1,033,000	$1,035,583
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	918,396	412,283
Inmarsat Finance PLC, 7.375%, 2017 (n)	860,000	894,400
Intelsat Jackson Holdings Ltd., 9.5%, 2016	1,165,000	1,240,725
Lamar Media Corp., 6.625%, 2015	420,000	407,925
Lamar Media Corp., “C”, 6.625%, 2015	355,000	341,244
LBI Media, Inc., 8.5%, 2017 (z)	640,000	550,400
LIN TV Corp., 6.5%, 2013	825,000	812,625
Local TV Finance LLC, 10%, 2015 (p)(z)	1,708,875	1,067,097
Newport Television LLC, 13.75%, 2017 (n)(p)	1,044,938	827,968
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	1,292,528	1,045,512
Nexstar Broadcasting Group, Inc., 7%, 2014	426,000	345,060
Salem Communications Corp., 9.625%, 2016	240,000	250,800
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	400,000	421,000
SIRIUS XM Radio, Inc., 8.75%, 2015 (z)	450,000	448,313
Univision Communications, Inc., 12%, 2014 (n)	405,000	443,475
Univision Communications, Inc., 10.5%, 2015 (n)(p)	1,361,605	1,166,442
Young Broadcasting, Inc., 8.75%, 2014 (d)	525,000	3,675

		$11,714,527

Brokerage & Asset Managers - 0.6%
Janus Capital Group, Inc., 6.95%, 2017	$825,000	$820,241

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Brokerage & Asset Managers - continued
Nuveen Investments, Inc., 10.5%, 2015		$595,000	$577,150

			$1,397,391

Building - 2.2%
Associated Materials, Inc., 11.25%, 2014		$775,000	$797,281
Building Materials Holding Corp., 7%, 2020 (n)		450,000	455,625
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	435,000	605,165
Masco Corp., 7.125%, 2020		$315,000	318,206
Nortek, Inc., 11%, 2013		1,345,933	1,443,513
Owens Corning, 9%, 2019		760,000	895,589
Ply Gem Industries, Inc., 11.75%, 2013		450,000	474,750

			$4,990,129

Business Services - 2.1%
First Data Corp., 9.875%, 2015		$1,450,000	$1,250,625
First Data Corp., 11.25%, 2016		505,000	404,000
Iron Mountain, Inc., 6.625%, 2016		870,000	863,475
Iron Mountain, Inc., 8.375%, 2021		415,000	431,600
SunGard Data Systems, Inc., 9.125%, 2013		705,000	722,625
SunGard Data Systems, Inc., 10.25%, 2015		832,000	874,640
Terremark Worldwide, Inc., 12.25%, 2017 (n)		160,000	184,000

			$4,730,965

Cable TV - 3.1%
Cablevision Systems Corp., 8.625%, 2017 (n)		$270,000	$285,525
CCO Holdings LLC, 8.75%, 2013		2,045,000	2,096,125
Charter Communications, Inc., 10.875%, 2014 (n)		365,000	408,344
CSC Holdings, Inc., 8.5%, 2014 (n)		1,095,000	1,166,175
Mediacom LLC, 9.125%, 2019 (n)		655,000	675,469
Videotron LTEE, 6.875%, 2014		510,000	517,650
Virgin Media Finance PLC, 9.125%, 2016		1,275,000	1,354,688
Virgin Media Finance PLC, 9.5%, 2016		425,000	464,313

			$6,968,289

Chemicals - 2.8%
Ashland, Inc., 9.125%, 2017 (n)		$1,450,000	$1,624,000
Hexion Finance Escrow LLC, 8.875%, 2018 (n)		780,000	768,300
Hexion Specialty Chemicals, Inc., 9.75%, 2014		650,000	663,000
Innophos Holdings, Inc., 8.875%, 2014		620,000	638,600
Lumena Resources Corp., 12%, 2014 (n)		587,000	520,217
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		946,000	1,068,980
Momentive Performance Materials, Inc., 11.5%, 2016		491,000	456,630
Solutia, Inc., 7.875%, 2020		475,000	480,938

			$6,220,665

Computer Software - Systems - 0.3%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)		$685,000	$705,550

Consumer Products - 1.2%
ACCO Brands Corp., 10.625%, 2015 (n)		$100,000	$109,250
ACCO Brands Corp., 7.625%, 2015		360,000	337,050
Central Garden & Pet Co., 8.25%, 2018		460,000	466,325
Jarden Corp., 7.5%, 2017		665,000	674,144
Libbey Glass, Inc., 10%, 2015 (n)		545,000	573,613
Visant Holding Corp., 8.75%, 2013		555,000	568,875

			$2,729,257

Consumer Services - 1.9%
KAR Holdings, Inc., 10%, 2015		$490,000	$514,500
KAR Holdings, Inc., FRN, 4.248%, 2014		525,000	485,625
Realogy Corp., 10.5%, 2014		140,000	120,750
Service Corp. International, 7.375%, 2014		700,000	717,500
Service Corp. International, 7%, 2017		1,510,000	1,479,800
Ticketmaster Entertainment, Inc., 10.75%, 2016		910,000	1,014,650

			$4,332,825

Containers - 1.8%
Ball Corp., 6.75%, 2020		$245,000	$249,288
Crown Americas LLC, 7.625%, 2013		392,000	403,760
Graham Packaging Holdings Co., 9.875%, 2014		1,365,000	1,416,188
Greif, Inc., 6.75%, 2017		855,000	867,825
Owens-Brockway Glass Container, Inc., 8.25%, 2013		295,000	298,688
Owens-Illinois, Inc., 7.375%, 2016		345,000	362,250
Reynolds Group, 7.75%, 2016 (n)		325,000	333,938

			$3,931,937

Electronics - 0.9%
Flextronics International Ltd., 6.25%, 2014		$206,000	$208,575
Freescale Semiconductor, Inc., 8.875%, 2014		615,000	587,325
Freescale Semiconductor, Inc., 10.125%, 2018 (n)		325,000	349,781
Jabil Circuit, Inc., 7.75%, 2016		700,000	736,750

			$1,882,431

Emerging Market Sovereign - 0.2%
Republic of Argentina, FRN, 0.389%, 2012		$361,125	$324,294

2

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Energy - Independent - 6.1%
Chaparral Energy, Inc., 8.875%, 2017		$990,000	$905,850
Chesapeake Energy Corp., 7%, 2014		644,000	652,855
Chesapeake Energy Corp., 9.5%, 2015		80,000	87,000
Chesapeake Energy Corp., 6.375%, 2015		780,000	766,350
Forest Oil Corp., 8.5%, 2014		180,000	189,900
Hilcorp Energy I LP, 9%, 2016 (n)		1,020,000	1,060,800
Linn Energy LLC, 8.625%, 2020 (z)		190,000	190,238
McMoRan Exploration Co., 11.875%, 2014		610,000	655,750
Newfield Exploration Co., 6.625%, 2014		725,000	744,938
OPTI Canada, Inc., 8.25%, 2014		840,000	789,600
Penn Virginia Corp., 10.375%, 2016		980,000	1,063,300
Petrohawk Energy Corp., 10.5%, 2014		405,000	447,019
Pioneer Natural Resources Co., 6.875%, 2018		740,000	739,586
Pioneer Natural Resources Co., 7.5%, 2020		760,000	781,962
Plains Exploration & Production Co., 7%, 2017		1,395,000	1,374,075
Quicksilver Resources, Inc., 8.25%, 2015		625,000	637,500
Range Resources Corp., 8%, 2019		815,000	870,013
SandRidge Energy, Inc., 8%, 2018 (n)		885,000	840,750
Southwestern Energy Co., 7.5%, 2018		740,000	802,900

			$13,600,386

Entertainment - 1.0%
AMC Entertainment, Inc., 11%, 2016		$450,000	$483,188
AMC Entertainment, Inc., 8.75%, 2019		740,000	777,000
Cinemark USA, Inc., 8.625%, 2019		535,000	563,756
GWR Operating Partnership LLP, 10.875%, 2017 (z)		470,000	458,250

			$2,282,194

Financial Institutions - 3.8%
CIT Group, Inc., 7%, 2014		$820,000	$774,900
CIT Group, Inc., 7%, 2017		2,020,000	1,863,450
GMAC, Inc., 7%, 2012		245,000	249,288
GMAC, Inc., 6.75%, 2014		1,455,000	1,447,725
GMAC, Inc., 8%, 2031		1,824,000	1,741,920
International Lease Finance Corp., 5.625%, 2013		1,715,000	1,617,713
International Lease Finance Corp., 8.75%, 2017 (z)		400,000	409,213
Nationstar Mortgage LLC, 10.875%, 2015 (z)		290,000	279,850

			$8,384,059

Food & Beverages - 2.2%
ARAMARK Corp., 8.5%, 2015		$535,000	$547,038
Constellation Brands, Inc., 7.25%, 2016		335,000	344,213
Dean Foods Co., 7%, 2016		415,000	406,700
Del Monte Foods Co., 6.75%, 2015		850,000	875,500
Michael Foods, Inc., 8%, 2013		950,000	976,125
Pinnacle Foods Finance LLC, 9.25%, 2015		865,000	886,625
Smithfield Foods, Inc., 7.75%, 2017		340,000	334,050
TreeHouse Foods, Inc., 7.75%, 2018		505,000	523,938

			$4,894,189

Forest & Paper Products - 3.0%
Boise, Inc., 8%, 2020 (z)		$465,000	$465,000
Buckeye Technologies, Inc., 8.5%, 2013		753,000	769,943
Cascades, Inc., 7.75%, 2017 (n)		455,000	458,413
Georgia- Pacific Corp., 7.125%, 2017 (n)		635,000	660,400
Georgia-Pacific Corp., 8%, 2024		1,070,000	1,134,200
Georgia-Pacific Corp., 7.25%, 2028		210,000	207,900
Graphic Packaging International Corp., 9.5%, 2013		695,000	712,375
Jefferson Smurfit Corp., 8.25%, 2012 (d)		275,000	244,750
JSG Funding PLC, 7.75%, 2015		190,000	186,200
Millar Western Forest Products Ltd., 7.75%, 2013		1,465,000	1,248,913
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	465,000	653,175

			$6,741,269

Gaming & Lodging - 4.7%
Ameristar Casinos, Inc., 9.25%, 2014		$400,000	$419,000
Boyd Gaming Corp., 6.75%, 2014		510,000	444,975
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		1,270,000	14,288
Gaylord Entertainment Co., 6.75%, 2014		575,000	550,563
Harrah’s Operating Co., Inc., 11.25%, 2017		605,000	651,888
Harrah’s Operating Co., Inc., 10%, 2018		353,000	292,108
Harrah’s Operating Co., Inc., 10%, 2018		632,000	522,980
Host Hotels & Resorts, Inc., 6.75%, 2016		1,155,000	1,157,888
Host Hotels & Resorts, Inc., 9%, 2017 (n)		200,000	216,000
MGM Mirage, 10.375%, 2014 (n)		150,000	165,375
MGM Mirage, 7.5%, 2016		1,050,000	874,125
MGM Mirage, 11.125%, 2017 (n)		370,000	416,250
MGM Mirage, 11.375%, 2018 (n)		865,000	834,725
MGM Mirage, 9%, 2020 (n)		95,000	97,850
Midwest Gaming, Inc., 11.625%, 2016 (z)		190,000	187,988

3

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Gaming & Lodging - continued
Penn National Gaming, Inc., 8.75%, 2019 (n)	$745,000	$756,175
Pinnacle Entertainment, Inc., 7.5%, 2015	535,000	462,775
Royal Caribbean Cruises Ltd., 7%, 2013	235,000	237,938
Royal Caribbean Cruises Ltd., 11.875%, 2015	750,000	883,125
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	385,000	385,963
Station Casinos, Inc., 6%, 2012 (d)	1,283,000	86,603
Station Casinos, Inc., 6.5%, 2014 (d)	2,020,000	2,525
Station Casinos, Inc., 6.875%, 2016 (d)	2,495,000	3,119
Station Casinos, Inc., 7.75%, 2016 (d)	452,000	32,770
Wyndham Worldwide Corp., 6%, 2016	745,000	738,030

		$10,435,026

Industrial - 1.3%
Altra Holdings, Inc., 8.125%, 2016 (n)	$480,000	$487,800
Aquilex Corp., 11.125%, 2016 (n)	180,000	193,500
Baldor Electric Co., 8.625%, 2017	1,095,000	1,157,963
Great Lakes Dredge & Dock Corp., 7.75%, 2013	575,000	580,031
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	475,000	491,625

		$2,910,919

Insurance - 0.9%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$1,255,000	$1,068,633
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	800,000	900,000

		$1,968,633

Insurance - Property & Casualty - 1.2%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$995,000	$1,114,400
USI Holdings Corp., 9.75%, 2015 (z)	990,000	935,550
ZFS Finance USA Trust II, 6.45%to 2016, FRN to 2065 (n)	645,000	615,975

		$2,665,925

Machinery & Tools - 0.6%
Case New Holland, Inc., 7.125%, 2014	$455,000	$460,688
Rental Service Corp., 9.5%, 2014	930,000	920,700

		$1,381,388

Major Banks - 1.7%
Bank of America Corp., 8% to 2018, FRN to 2049	$1,620,000	$1,652,935
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	1,435,000	1,529,854
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	320,000	227,200
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	425,000	355,938

		$3,765,927

Medical & Health Technology & Services - 7.6%
Biomet, Inc., 10%, 2017	$530,000	$584,325
Biomet, Inc., 11.625%, 2017	575,000	644,000
Community Health Systems, Inc., 8.875%, 2015	1,470,000	1,521,450
Cooper Cos., Inc., 7.125%, 2015	370,000	367,688
DaVita, Inc., 7.25%, 2015	536,000	546,720
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	595,000	663,425
HCA, Inc., 6.375%, 2015	1,550,000	1,472,500
HCA, Inc., 9.25%, 2016	2,880,000	3,061,800
HCA, Inc., 8.5%, 2019 (n)	625,000	672,266
HealthSouth Corp., 8.125%, 2020	1,020,000	1,014,900
Psychiatric Solutions, Inc., 7.75%, 2015	405,000	412,594
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	275,000	280,156
Tenet Healthcare Corp., 9.25%, 2015	1,065,000	1,116,919
U.S. Oncology, Inc., 10.75%, 2014	840,000	873,600
United Surgical Partners International, Inc., 8.875%, 2017	215,000	223,063
United Surgical Partners International, Inc., 9.25%, 2017 (p)	335,000	346,725
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,195,000	1,189,025
Universal Hospital Services, Inc., FRN, 3.859%, 2015	290,000	247,225
Vanguard Health Systems, Inc., 8%, 2018 (z)	340,000	330,650
VWR Funding, Inc., 10.25%, 2015 (p)	1,399,531	1,483,503

		$17,052,534

Metals & Mining - 2.5%
Arch Western Finance LLC, 6.75%, 2013	$1,145,000	$1,149,294
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	580,000	591,600
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	580,000	594,500
CONSOL Energy, Inc., 8%, 2017 (z)	470,000	482,925
CONSOL Energy, Inc., 8.25%, 2020 (z)	315,000	323,663
FMG Finance Ltd., 10.625%, 2016 (n)	735,000	847,088
Peabody Energy Corp., 5.875%, 2016	710,000	706,450
Peabody Energy Corp., 7.375%, 2016	445,000	470,588
U.S. Steel Corp., 7.375%, 2020	480,000	481,200

		$5,647,308

4

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Distribution - 1.1%
AmeriGas Partners LP, 7.125%, 2016	$1,055,000	$1,065,550
Ferrellgas Partners LP, 8.625%, 2020	390,000	390,000
Inergy LP, 6.875%, 2014	910,000	910,000

		$2,365,550

Natural Gas - Pipeline - 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,000,000	$965,000
Atlas Pipeline Partners LP, 8.75%, 2018	905,000	873,325
Crosstex Energy, Inc., 8.875%, 2018 (n)	325,000	335,156
El Paso Corp., 8.25%, 2016	545,000	581,788
El Paso Corp., 7%, 2017	705,000	719,515
El Paso Corp., 7.75%, 2032	350,000	343,914
MarkWest Energy Partners LP, 6.875%, 2014	730,000	715,400
MarkWest Energy Partners LP, 8.75%, 2018	180,000	184,725

		$4,718,823

Network & Telecom - 2.3%
Cincinnati Bell, Inc., 8.75%, 2018	$770,000	$776,738
Citizens Communications Co., 9%, 2031	280,000	273,000
New Communications Holdings, Inc., 8.25%, 2017 (z)	175,000	178,063
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,120,000	1,201,200
Qwest Communications International, Inc., 8%, 2015 (n)	335,000	356,775
Qwest Communications International, Inc., 7.125%, 2018 (n)	670,000	691,775
Qwest Corp., 8.375%, 2016	368,000	414,000
Windstream Corp., 8.625%, 2016	1,205,000	1,232,113

		$5,123,664

Oil Services - 1.2%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$690,000	$610,650
Basic Energy Services, Inc., 7.125%, 2016	275,000	239,250
Expro Finance Luxembourg, 8.5%, 2016 (n)	475,000	479,750
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	535,000	546,369
Pioneer Drilling Co., 9.875%, 2018 (z)	525,000	519,750
Trico Shipping A.S., 11.875%, 2014 (n)	235,000	224,425

		$2,620,194

Oils - 0.1%
Petroplus Holdings AG, 9.375%, 2019 (n)	$335,000	$304,850

Other Banks & Diversified Financials - 0.8%
Capital One Financial Corp., 10.25%, 2039	$825,000	$977,365
LBG Capital No.1 PLC, 7.875%, 2020 (n)	500,000	450,000
Santander UK PLC, 8.963% to 2030, FRN to 2049	380,000	406,600

		$1,833,965

Precious Metals & Minerals - 0.5%
Teck Resources Ltd., 10.25%, 2016	$205,000	$243,950
Teck Resources Ltd., 10.75%, 2019	725,000	888,125

		$1,132,075

Printing & Publishing - 1.3%
American Media Operations, Inc., 9%, 2013 (p)(z)	$78,310	$47,887
American Media Operations, Inc., 14%, 2013 (p)(z)	837,142	494,007
McClatchy Co., 11.5%, 2017 (n)	345,000	352,331
Nielsen Finance LLC, 10%, 2014	1,160,000	1,215,100
Nielsen Finance LLC, 11.5%, 2016	340,000	384,200
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	216,000	205,200
Tribune Co., 5.25%, 2015 (d)	755,000	241,600

		$2,940,325

Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$860,000	$893,325

Real Estate - 0.2%
CB Richard Ellis Group, Inc., 11.625%, 2017	$285,000	$319,200

Retailers - 3.3%
Couche-Tard, Inc., 7.5%, 2013	$350,000	$355,250
Dollar General Corp., 11.875%, 2017 (p)	378,000	440,370
Express Parent LLC, 8.75%, 2018 (z)	405,000	413,100
Limited Brands, Inc., 6.9%, 2017	465,000	474,300
Limited Brands, Inc., 6.95%, 2033	280,000	249,200
Macy’s, Inc., 5.75%, 2014	1,055,000	1,076,100
Macy’s, Inc., 5.9%, 2016	840,000	837,900
Macy’s, Inc., 6.375%, 2037	285,000	262,200
Neiman Marcus Group, Inc., 10.375%, 2015	490,000	505,925
QVC, Inc., 7.375%, 2020 (z)	310,000	311,550
Sally Beauty Holdings, Inc., 10.5%, 2016	725,000	790,250
Toys “R” Us, Inc., 7.625%, 2011	290,000	300,150
Toys “R” Us, Inc., 10.75%, 2017 (n)	865,000	964,475
Toys “R” Us, Inc., 8.5%, 2017 (n)	440,000	456,500

		$7,437,270

Specialty Stores - 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$937,000	$955,740

5

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Supermarkets - 0.2%
SUPERVALU, Inc., 8%, 2016	$460,000	$465,750

Telecommunications - Wireless - 4.0%
Clearwire Corp., 12%, 2015 (z)	$215,000	$219,300
Cricket Communications, Inc., 7.75%, 2016	580,000	601,750
Crown Castle International Corp., 9%, 2015	750,000	811,875
Crown Castle International Corp., 7.75%, 2017 (n)	385,000	419,650
Crown Castle International Corp., 7.125%, 2019	525,000	531,563
Digicel Group Ltd., 12%, 2014 (n)	140,000	158,550
Digicel Group Ltd., 8.25%, 2017 (n)	760,000	752,400
Nextel Communications, Inc., 6.875%, 2013	730,000	711,750
NII Holdings, Inc., 10%, 2016 (n)	675,000	739,125
SBA Communications Corp., 8%, 2016 (n)	255,000	268,388
SBA Communications Corp., 8.25%, 2019 (n)	220,000	234,300
Sprint Nextel Corp., 8.375%, 2017	920,000	924,600
Sprint Nextel Corp., 8.75%, 2032	700,000	649,250
Wind Acquisition Finance S.A., 12%, 2015 (n)	1,830,000	1,976,400

		$8,998,901

Telephone Services - 0.3%
Frontier Communications Corp., 8.125%, 2018	$765,000	$765,000

Tobacco - 0.3%
Alliance One International, Inc., 10%, 2016 (n)	$585,000	$611,325

Transportation - Services - 0.9%
Commercial Barge Line Co., 12.5%, 2017	$825,000	$867,281
Hertz Corp., 8.875%, 2014	1,030,000	1,058,325

		$1,925,606

Utilities - Electric Power - 4.4%
AES Corp., 8%, 2017	$1,470,000	$1,492,050
Calpine Corp., 8%, 2016 (n)	770,000	787,325
Dynegy Holdings, Inc., 7.5%, 2015	745,000	618,350
Dynegy Holdings, Inc., 7.75%, 2019	735,000	554,925
Edison Mission Energy, 7%, 2017	1,675,000	1,168,313
Energy Future Holdings Corp., 10%, 2020 (n)	635,000	661,988
Mirant North America LLC, 7.375%, 2013	505,000	503,738
NRG Energy, Inc., 7.375%, 2016	1,755,000	1,741,838
Texas Competitive Electric Holdings LLC, 10.25%, 2015	3,325,000	2,310,875

		$9,839,402

Total Bonds		$201,889,768

FLOATING RATE LOANS (g)(r) - 4.4%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$469,660	$461,050

Automotive - 1.6%
Accuride Corp., Term Loan, 9.75%, 2013	$136,626	$136,569
Federal-Mogul Corp., Term Loan B, 2.16%, 2014	1,181,441	1,091,740
Ford Motor Co., Term Loan B, 3.25%, 2013	2,349,420	2,265,722

		$3,494,031

Broadcasting - 0.9%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$518,810	$499,723
Local TV Finance LLC, Term Loan B, 2.3%, 2013	68,831	60,973
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	438,565	382,648
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	1,179,836	1,029,407

		$1,972,751

Chemicals - 0.9%
LyondellBasell, DIP Term Loan, 9.16%, 2011 (q)	$170,475	$176,306
LyondellBasell, DIP Term Loan B- 3, 5.79%, 2010	498,711	530,130
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.74%, 2014	29,342	22,886
LyondellBasell, Dutch Tranche Term Loan, 3.74%, 2014	64,583	50,374
LyondellBasell, German Tranche Term Loan B-1, 3.99%, 2014	84,237	65,705
LyondellBasell, German Tranche Term Loan B-2, 3.99%, 2014	84,237	65,705
LyondellBasell, German Tranche Term Loan B-3, 3.99%, 2014	84,237	65,705
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.74%, 2014	110,031	85,824
LyondellBasell, U.S. Tranche Term Loan, 3.74%, 2014	209,640	163,519
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014	365,528	285,112
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014	365,528	285,112
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014	365,528	285,112

		$2,081,490

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 2014 (d)	$1,601,789	$104,116

Printing & Publishing - 0.3%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$970,601	$603,228

6

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS High Yield Portfolio

Issuer			Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B1, 2.53%, 2013			$434,047	$412,412

Utilities - Electric Power - 0.3%
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 3, 3.72%, 2014			$965,468	$782,560

Total Floating Rate Loans				$9,911,638

COMMON STOCKS - 0.9%
Automotive - 0.1%
Accuride Corp. (a)			151,454	$199,162
Oxford Automotive, Inc. (a)			21	0

				$199,162

Broadcasting - 0.1%
Dex One Corp. (a)			9,929	$277,218
Supermedia, Inc. (a)			1,043	42,659

				$319,877

Cable TV - 0.2%
Cablevision Systems Corp., “A”			13,700	$330,718

Construction - 0.3%
Nortek, Inc. (a)			13,860	$554,400

Gaming & Lodging - 0.2%
Ameristar Casinos, Inc.			9,100	$165,802
Pinnacle Entertainment, Inc. (a)			33,400	325,316

				$491,118

Printing & Publishing - 0.0%
American Media, Inc. (a)			14,342	$41,163

Golden Books Family Entertainment, Inc. (a)			17,708	0
World Color Press, Inc. (a)			5,529	66,072

				$107,235

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			663	$16,575

Total Common Stocks				$2,019,085

PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
GMAC, Inc., 7% (z)			793	$604,464

	Strike Price	First Exercise
WARRANTS - 0.0%
Printing & Publishing - 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	3,133	$16,448
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	3,133	9,399

Total Warrants				$25,847

CONVERTIBLE BONDS - 0.2%
Automotive - 0.2%
Accuride Corp., 7.5%, 2020			$216,363	$487,957

Total Convertible Bonds				$487,957

MONEY MARKET FUNDS (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value			3,896,694	$3,896,694

Total Investments				$218,835,453

OTHER ASSETS, LESS LIABILITIES - 2.1%				4,685,084

NET ASSETS - 100.0%				$223,520,537

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,827,010, representing 20.05% of net assets.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

7

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS High Yield Portfolio

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 2.171%, 2011	10/13/06	$704,992	$366,596
American Media Operations, Inc., 9%, 2013	1/29/09 - 10/15/09	54,645	47,887
American Media Operations, Inc., 14%, 2013	1/29/09 - 10/15/09	507,874	494,007
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,124,321	65,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.549%, 2038	12/20/05	604,583	24,183
Boise, Inc., 8%, 2020	3/09/10 - 3/10/10	461,548	465,000
Bombardier, Inc., 7.5%, 2018	3/15/10 - 3/17/10	521,500	536,888
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 11/15/09	920,522	412,283
CONSOL Energy, Inc., 8%, 2017	3/25/10	470,000	482,925
CONSOL Energy, Inc., 8.25%, 2020	3/25/10	315,000	323,663
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	960,090	20,526
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.549%, 2050	4/12/06	502,022	10,040
Clearwire Corp., 12%, 2015	3/08/10	217,688	219,300
Express Parent LLC, 8.75%, 2018	3/02/10 - 3/03/10	404,193	413,100
GMAC, Inc., 7% (Preferred Stock)	12/26/08 - 3/12/10	605,278	604,464
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10	452,612	458,250
International Lease Finance Corp., 8.75%, 2017	3/17/10	389,925	409,213
LBI Media, Inc., 8.5%, 2017	7/18/07	629,440	550,400
Linn Energy LLC, 8.625%, 2020	3/30/10	185,349	190,238
Local TV Finance LLC, 10%, 2015	11/09/07 - 11/30/09	1,655,167	1,067,097
Midwest Gaming, Inc., 11.625%, 2016	3/31/10	187,988	187,988
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	281,915	279,850
New Communications Holdings, Inc., 8.25%, 2017	3/26/10	175,000	178,063
Pioneer Drilling Co., 9.875%, 2018	3/04/10 - 3/16/10	509,931	519,750
QVC, Inc., 7.375%, 2020	3/17/10	310,000	311,550
SIRIUS XM Radio, Inc., 8.75%, 2015	3/12/10	450,000	448,313
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	1,001,425	935,550
Vanguard Health Systems, Inc., 8%, 2018	3/01/10 - 3/02/10	337,275	330,650
Wachovia Credit, CDO, FRN, 1.633%, 2026	6/08/06	376,000	15,040

Total Restricted Securities			$10,367,814
% of Net Assets			4.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS High Yield Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

9

MFS High Yield Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,432,794	$1,175,439	$41,163	$2,649,396
Non-U.S. Sovereign Debt	—	324,294	—	324,294
Corporate Bonds	—	176,821,387	—	176,821,387
Residential Mortgage-Backed Securities	—	24,183	—	24,183
Commercial Mortgage-Backed Securities	—	2,505,330	—	2,505,330
Asset-Backed Securities (including CDOs)	—	504,232	366,596	870,828
Foreign Bonds	—	21,831,703	—	21,831,703
Floating Rate Loans	—	9,911,638	—	9,911,638
Mutual Funds	3,896,694	—	—	3,896,694

Total Investments	$5,329,488	$213,098,206	$407,759	$218,835,453

Other Financial Instruments
Forward Currency Contracts	$—	$13,536	$—	$13,536

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Total
Balance as of 12/31/09	$41,163	$343,598	$384,761
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	19,227	19,227
Net purchases (sales)	—	3,771	3,771
Transfers in and/or out of Level 3	—	—	—

Balance as of 3/31/10	$41,163	$366,596	$407,759

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at March 31, 2010 is $19,227.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$227,305,493

Gross unrealized appreciation	$12,545,291
Gross unrealized depreciation	(21,015,331)

Net unrealized appreciation (depreciation)	$(8,470,040)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 3/31/10

Forward Foreign Currency Exchange Contracts at 3/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	UBS AG	861,379	6/14/10	$1,177,010	$1,163,474	$13,536

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

10

MFS High Yield Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,286,982	24,263,565	(23,653,853)	3,896,694

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,323	$3,896,694

11

MFS® INVESTMENT MANAGEMENT

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.7%
Alcoholic Beverages - 3.0%
Companhia de Bebidas das Americas, ADR	33,360	$3,057,777
Diageo PLC	162,000	2,718,933
Heineken N.V.	21,170	1,087,974

		$6,864,684

Apparel Manufacturers - 6.1%
Compagnie Financiere Richemont S.A.	63,073	$2,442,404
Li & Fung Ltd.	640,600	3,151,743
LVMH Moet Hennessy Louis Vuitton S.A.	51,170	5,981,020
Swatch Group Ltd.	7,774	2,478,774

		$14,053,941

Broadcasting - 1.4%
Grupo Televisa S.A., ADR	62,900	$1,322,158
WPP Group PLC	175,397	1,817,905

		$3,140,063

Brokerage & Asset Managers - 4.3%
Aberdeen Asset Management PLC	790,610	$1,559,675
Deutsche Boerse AG	39,940	2,960,501
ICAP PLC	245,070	1,390,138
IG Group Holdings PLC	223,670	1,365,143
Nomura Holdings, Inc.	361,800	2,666,384

		$9,941,841

Business Services - 4.2%
Accenture Ltd., “A” (s)	100,500	$4,215,975
Capita Group PLC	81,521	935,851
Infosys Technologies Ltd., ADR	27,190	1,600,132
Intertek Group PLC	123,920	2,741,747

		$9,493,705

Computer Software - 0.9%
SAP AG	43,680	$2,115,611

Computer Software - Systems - 3.5%
Acer, Inc.	979,300	$2,892,447
Konica Minolta Holdings, Inc.	307,000	3,582,597
NICE Systems Ltd., ADR (a)	45,470	1,443,673

		$7,918,717

Consumer Products - 6.6%
AmorePacific Corp.	1,809	$1,315,840
Beiersdorf AG	44,010	2,632,395
Henkel KGaA, IPS	46,220	2,488,343
Reckitt Benckiser Group PLC	82,500	4,528,255
Shiseido Co. Ltd.	97,200	2,110,557
Uni-Charm Corp.	21,600	2,086,298

		$15,161,688

Electrical Equipment - 2.1%
Keyence Corp.	6,400	$1,529,319
Schneider Electric S.A.	27,897	3,272,053

		$4,801,372

Electronics - 6.3%
ARM Holdings PLC	509,350	$1,841,912
Hoya Corp.	75,500	2,074,655
Samsung Electronics Co. Ltd.	3,574	2,583,881
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	488,110	5,120,274
Tokyo Electron Ltd.	43,200	2,864,905

		$14,485,627

Energy - Independent - 1.9%
INPEX Corp.	583	$4,277,869

Energy - Integrated - 3.8%
OAO Gazprom, ADR	152,010	$3,546,393
Petroleo Brasileiro S.A., ADR	59,840	2,662,282
TOTAL S.A.	41,910	2,432,916

		$8,641,591

Food & Beverages - 5.2%
Coca-Cola Hellenic Bottling Co. S.A.	49,374	$1,331,073
Groupe Danone	54,415	3,277,906
Nestle S.A.	142,856	7,316,222

		$11,925,201

Food & Drug Stores - 2.3%
Dairy Farm International Holdings Ltd.	287,100	$1,894,860
Lawson, Inc.	29,500	1,259,012
Tesco PLC	331,918	2,193,297

		$5,347,169

Insurance - 0.8%
China Pacific Insurance Co. Ltd. (a)	411,000	$1,820,961

Leisure & Toys - 0.9%
Shimano, Inc.	47,800	$2,114,162

Major Banks - 5.9%
Credit Suisse Group AG	75,230	$3,877,798
HSBC Holdings PLC	322,570	3,269,858
Julius Baer Group Ltd.	87,740	3,182,905
Standard Chartered PLC	112,119	3,058,275

		$13,388,836

Medical & Health Technology & Services - 0.9%
Fleury S.A. (a)	70,200	$750,021
SSL International PLC	102,460	1,264,076

		$2,014,097

Medical Equipment - 3.2%
Essilor International S.A.	25,210	$1,609,539
Sonova Holding AG	19,783	2,457,865
Synthes, Inc.	26,370	3,291,248

		$7,358,652

Metals & Mining - 3.7%
BHP Billiton PLC	205,550	$7,049,436
Iluka Resources Ltd. (a)	323,060	1,298,477

		$8,347,913

Network & Telecom - 1.1%
Nokia Oyj	158,030	$2,461,001

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Oil Services - 1.9%
Saipem S.p.A.	110,590	$4,279,406

Other Banks & Diversified Financials - 4.7%
Bank Rakyat Indonesia	2,552,500	$2,314,207
China Construction Bank	2,132,000	1,746,404
Credicorp Ltd.	23,190	2,044,894
HDFC Bank Ltd.	108,100	4,655,560

		$10,761,065

Pharmaceuticals - 8.2%
Bayer AG	48,835	$3,303,228
Hisamitsu Pharmaceutical Co., Inc.	35,500	1,319,526
Merck KGaA	26,310	2,132,137
Novo Nordisk A/S, “B”	32,240	2,501,732
Roche Holding AG	29,240	4,742,071
Santen, Inc.	45,300	1,359,630
Teva Pharmaceutical Industries Ltd., ADR	55,030	3,471,292

		$18,829,616

Printing & Publishing - 0.9%
Reed Elsevier PLC	264,780	$2,111,477

Specialty Chemicals - 6.5%
Akzo Nobel N.V.	51,140	$2,914,504
L’Air Liquide S.A.	22,079	2,650,492
Linde AG	28,620	3,414,837
Shin-Etsu Chemical Co. Ltd.	61,300	3,560,370
Symrise AG	99,571	2,370,981

		$14,911,184

Specialty Stores - 2.1%
Esprit Holdings Ltd.	372,869	$2,941,459
Industria de Diseno Textil S.A.	28,420	1,873,404

		$4,814,863

Telecommunications - Wireless - 1.9%
MTN Group Ltd.	124,990	$1,921,933
Philippine Long Distance Telephone Co.	43,310	2,319,323

		$4,241,256

Telephone Services - 2.8%
China Unicom Ltd.	2,848,000	$3,205,914
Telefonica S.A.	132,500	3,138,979

		$6,344,893

Utilities - Electric Power - 0.6%
CEZ AS	27,110	$1,280,624

Total Common Stocks		$223,249,085

MONEY MARKET FUNDS (v) - 2.4%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	5,491,221	$5,491,221

Total Investments		$228,740,306

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(124,263)

NET ASSETS - 100.0%		$228,616,043

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2010, the value of securities pledged amounted to $174,512. At March 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Growth Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level3	Total
Equity Securities	$223,249,085	$—	$—	$223,249,085
Mutual Funds	5,491,221	—	—	5,491,221

Total Investments	$228,740,306	$—	$—	$228,740,306

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $144,732,825 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

3

MFS International Growth Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$204,562,342

Gross unrealized appreciation	$31,143,150
Gross unrealized depreciation	(6,965,186)

Net unrealized appreciation (depreciation)	$24,177,964

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,001,551	22,338,352	(20,848,682)	5,491,221

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,685	$5,491,221

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

United Kingdom	16.6%
Japan	13.5%
Switzerland	13.0%
Germany	9.4%
France	8.4%
Taiwan	3.5%
Hong Kong	3.5%
China	3.0%
Brazil	2.8%
Other Countries	26.3%

4

M F S®
INVESTMENT MANAGEMENT

MFS® International Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 94.7%
Aerospace - 1.5%
Cobham PLC	1,221,380	$4,763,349

Alcoholic Beverages - 2.6%
Heineken N.V.	159,590	$8,201,689

Apparel Manufacturers - 0.6%
Compagnie Financiere Richemont S.A.	24,546	$950,506
Sanyo Shokai Ltd.	225,400	855,888

		$1,806,394

Broadcasting - 2.8%
Fuji Television Network, Inc.	1,194	$1,768,842
Nippon Television Network Corp.	12,580	1,711,601
Vivendi S.A.	139,801	3,741,514
WPP Group PLC	161,067	1,669,382

		$8,891,339

Brokerage & Asset Managers - 1.6%
Daiwa Securities Group, Inc.	812,000	$4,273,227
Van Lanschot N.V.	14,260	674,110

		$4,947,337

Business Services - 3.2%
Bunzl PLC	212,290	$2,322,701
Nomura Research, Inc.	142,900	3,255,717
USS Co. Ltd.	65,420	4,443,438

		$10,021,856

Chemicals - 1.4%
Givaudan S.A.	5,204	$4,565,345

Computer Software - Systems - 1.9%
Konica Minolta Holdings, Inc.	308,500	$3,600,102
Venture Corp. Ltd.	375,000	2,337,467

		$5,937,569

Conglomerates - 0.9%
Tomkins PLC	773,560	$2,770,349

Construction - 1.1%
Geberit AG	19,000	$3,400,322

Consumer Products - 6.1%
Henkel KGaA, IPS	85,200	$4,586,906
Kao Corp.	302,800	7,676,072
KOSE Corp.	129,400	3,038,111
Reckitt Benckiser Group PLC	70,580	3,873,991

		$19,175,080

Containers - 0.4%
Smurfit Kappa Group PLC (a)	142,317	$1,186,001

Electrical Equipment - 2.2%
Legrand S.A.	94,860	$2,996,790
OMRON Corp.	54,200	1,258,038
Spectris PLC	225,380	2,830,165

		$7,084,993

Electronics - 2.7%
Halma PLC	445,578	$1,705,286
Samsung Electronics Co. Ltd.	5,405	3,907,632
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	283,318	2,972,006

		$8,584,924

Energy - Independent - 0.9%
INPEX Corp.	387	$2,839,683

Energy - Integrated - 4.3%
Royal Dutch Shell PLC, “A”	241,260	$6,992,736
TOTAL S.A.	115,990	6,733,331

		$13,726,067

Food & Beverages - 5.0%
Barry Callebaut AG	1,187	$766,642
Binggrae Co. Ltd.	13,140	549,895
Groupe Danone	75,993	4,577,743
Nestle S.A.	163,366	8,366,620
Nong Shim Co. Ltd.	7,924	1,589,772

		$15,850,672

Food & Drug Stores - 1.1%
Lawson, Inc.	81,300	$3,469,751

General Merchandise - 0.2%
Daiei, Inc. (a)	171,500	$735,603

Insurance - 6.2%
Amlin PLC	190,017	$1,119,089
Catlin Group Ltd.	355,986	1,945,831
Euler Hermes (a)	14,029	1,045,945
Hiscox Ltd.	502,442	2,551,175
ING Groep N.V. (a)	305,336	3,048,477
Jardine Lloyd Thompson Group PLC	325,630	2,742,495
Muenchener Ruckvers AG	22,390	3,633,464
SNS REAAL Groep N.V. (a)	153,620	962,947
Zurich Financial Services Ltd.	9,460	2,425,112

		$19,474,535

Leisure & Toys - 0.4%
Sankyo Co. Ltd.	28,600	$1,414,857

Machinery & Tools - 4.0%
ASSA ABLOY AB, “B”	160,720	$3,145,131
Glory Ltd.	123,000	3,054,936
Neopost S.A.	50,080	4,002,293
Schindler Holding AG	27,120	2,386,889

		$12,589,249

Major Banks - 4.6%
Credit Agricole S.A.	153,808	$2,692,321
HSBC Holdings PLC	558,131	5,657,715
Julius Baer Group Ltd.	23,208	841,906
Sumitomo Mitsui Financial Group, Inc.	106,400	3,516,697
UniCredito Italiano S.p.A.	567,707	1,677,318

		$14,385,957

Medical & Health Technology & Services - 1.9%
Kobayashi Pharmaceutical Co. Ltd.	38,500	$1,585,464
Miraca Holdings, Inc.	91,800	2,798,481

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - continued
Rhoen-Klinikum AG	61,820	$1,582,272

		$5,966,217

Medical Equipment - 1.9%
Smith & Nephew PLC	320,412	$3,192,066
Synthes, Inc.	22,240	2,775,781

		$5,967,847

Network & Telecom - 2.2%
Ericsson, Inc., “B”	195,410	$2,059,483
Nokia Oyj	312,860	4,872,169

		$6,931,652

Other Banks & Diversified Financials - 3.4%
Anglo Irish Bank Corp. PLC (a)	249,800	$0
Bangkok Bank Public Co. Ltd.	373,700	1,589,106
Chiba Bank Ltd.	188,000	1,124,099
Dah Sing Financial Holdings Ltd. (a)	221,600	1,212,995
DnB NOR A.S.A.	212,360	2,426,175
Hachijuni Bank Ltd.	191,000	1,086,876
Joyo Bank Ltd.	189,000	843,010
Sapporo Hokuyo Holdings, Inc.	211,900	967,818
Unione di Banche Italiane ScpA	121,473	1,639,035

		$10,889,114

Pharmaceuticals - 10.6%
GlaxoSmithKline PLC	400,040	$7,682,348
Hisamitsu Pharmaceutical Co., Inc.	43,400	1,613,167
Merck KGaA	31,350	2,540,574
Roche Holding AG	55,020	8,923,008
Sanofi-Aventis	138,210	10,302,505
Santen, Inc.	75,100	2,254,044

		$33,315,646

Printing & Publishing - 1.1%
Reed Elsevier PLC	185,713	$1,480,960
Wolters Kluwer N.V.	93,890	2,035,976

		$3,516,936

Real Estate - 0.6%
Deutsche Wohnen AG (a)	182,607	$1,851,760

Specialty Chemicals - 1.3%
Shin-Etsu Chemical Co. Ltd.	40,300	$2,340,667
Symrise AG	78,671	1,873,311

		$4,213,978

Specialty Stores - 0.4%
Esprit Holdings Ltd.	179,472	$1,415,804

Telecommunications - Wireless - 5.4%
KDDI Corp.	1,189	$6,155,482
SmarTone Telecommunications Holdings Ltd.	724,500	749,298
Vodafone Group PLC	4,356,850	10,049,504

		$16,954,284

Telephone Services - 2.2%
China Unicom Ltd.	884,000	$995,094
Royal KPN N.V.	373,030	5,909,963

		$6,905,057

Tobacco - 4.0%
British American Tobacco PLC	195,630	$6,743,364
Japan Tobacco, Inc.	1,288	4,794,352
Swedish Match AB	45,630	1,090,732

		$12,628,448

Trucking - 2.9%
TNT N.V.	164,070	$4,704,594
Yamato Holdings Co. Ltd.	313,300	4,403,425

		$9,108,019

Utilities - Electric Power - 1.1%
E.ON AG	90,534	$3,342,518

Total Common Stocks		$298,830,201

MONEY MARKET FUNDS (v) - 5.1%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	16,172,585	$16,172,585

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.0%
JPY Currency - November 2010 @ $146.3	7,900,000	$33,243

PUT OPTIONS PURCHASED - 0.1%
JPY Currency - November 2010 @ $97.5	1,145,625,000	$252,038

Total Investments		$315,288,067

OTHER ASSETS, LESS LIABILITIES - 0.1%		326,090

NET ASSETS - 100.0%		$315,614,157

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Value Portfolio

Supplemental Information (Unaudited) 3/10/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

3

MFS International Value Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$76,879,449	$285,281	$—	$77,164,730
United Kingdom	70,092,505	—	—	70,092,505
France	36,092,441	—	—	36,092,441
Switzerland	35,402,132	—	—	35,402,132
Netherlands	25,537,756	—	—	25,537,756
Germany	19,410,805	—	—	19,410,805
Sweden	6,295,346	—	—	6,295,346
South Korea	6,047,299	—	—	6,047,299
Finland	4,872,169	—	—	4,872,169
Other Countries	18,200,299	—	—	18,200,299
Mutual Funds	16,172,585	—	—	16,172,585

Total Investments	$315,002,786	$285,281	$—	$315,288,067

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $206,654,149 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$337,079,414

Gross unrealized appreciation	$18,098,258
Gross unrealized depreciation	(39,889,605)

Net unrealized appreciation (depreciation)	$(21,791,347)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,462,583	46,508,393	(39,798,391)	16,172,585

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,271	$16,172,585

4

MFS International Value Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

Japan	24.4%
United Kingdom	22.1%
France	11.4%
Switzerland	11.2%
Netherlands	8.1%
Germany	6.1%
United States	5.1%
Sweden	2.0%
South Korea	1.9%
Other Countries	7.7%

5

MFS INVESTMENT MANAGEMENT

MFS® Massachusetts Investors Growth Stock Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.2%
Aerospace - 2.6%
Precision Castparts Corp.	15,980	$2,024,823
United Technologies Corp.	160,010	11,778,336

		$13,803,159

Alcoholic Beverages - 1.4%
Companhia de Bebidas das Americas, ADR	30,370	$2,783,714
Diageo PLC	266,940	4,480,198

		$7,263,912

Apparel Manufacturers - 3.4%
LVMH Moet Hennessy Louis Vuitton S.A.	38,030	$4,445,148
NIKE, Inc., “B”	182,580	13,419,630

		$17,864,778

Biotechnology - 0.4%
Genzyme Corp. (a)	39,330	$2,038,474

Broadcasting - 0.3%
Omnicom Group, Inc.	44,760	$1,737,136

Brokerage & Asset Managers - 4.1%
Charles Schwab Corp.	531,260	$9,929,249
CME Group, Inc.	23,600	7,460,196
Franklin Resources, Inc.	38,740	4,296,266

		$21,685,711

Business Services - 12.5%
Accenture Ltd., “A”	389,360	$16,333,652
Automatic Data Processing, Inc.	94,310	4,193,966
Dun & Bradstreet Corp.	145,450	10,824,389
Fidelity National Information Services, Inc.	156,880	3,677,267
MasterCard, Inc., “A”	76,520	19,436,080
Verisk Analytics, Inc., “A” (a)	135,930	3,833,226
Visa, Inc., “A”	28,380	2,583,431
Western Union Co.	281,800	4,779,328

		$65,661,339

Cable TV - 0.5%
DIRECTV Group, Inc., “A” (a)	73,690	$2,491,459

Chemicals - 0.5%
Monsanto Co.	33,130	$2,366,145

Computer Software - 4.6%
Oracle Corp.	938,900	$24,120,341

Computer Software - Systems - 6.9%
Apple, Inc. (a)	45,460	$10,679,918
EMC Corp. (a)	247,500	4,464,900
Hewlett-Packard Co.	253,240	13,459,706
International Business Machines Corp.	57,910	7,426,958

		$36,031,482

Consumer Products - 7.3%
Church & Dwight Co., Inc.	144,050	$9,644,148
Colgate-Palmolive Co.	145,510	12,406,183
Procter & Gamble Co.	253,741	16,054,193

		$38,104,524

Electrical Equipment - 3.8%
Danaher Corp.	198,310	$15,846,952
Rockwell Automation, Inc.	37,440	2,110,118
W.W. Grainger, Inc.	18,920	2,045,630

		$20,002,700

Electronics - 4.1%
Microchip Technology, Inc.	199,900	$5,629,184
National Semiconductor Corp.	120,320	1,738,624
Samsung Electronics Co. Ltd., GDR	14,701	5,402,618
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	847,743	8,892,824

		$21,663,250

Energy - Integrated - 2.4%
Chevron Corp.	70,870	$5,374,072
Exxon Mobil Corp.	65,950	4,417,331
Hess Corp.	42,920	2,684,646

		$12,476,049

Food & Beverages - 5.9%
Groupe Danone	91,595	$5,517,592
Mead Johnson Nutrition Co., “A”	101,780	5,295,613
Nestle S.A.	78,546	4,022,652
PepsiCo, Inc.	241,100	15,951,176

		$30,787,033

Food & Drug Stores - 0.7%
CVS Caremark Corp.	92,877	$3,395,583

Gaming & Lodging - 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	46,310	$2,159,898

General Merchandise - 1.2%
Target Corp.	116,020	$6,102,652

Internet - 3.7%
eBay, Inc. (a)	112,580	$3,034,031
Google, Inc., “A” (a)	28,980	16,431,950

		$19,465,981

Major Banks - 3.8%
Bank of New York Mellon Corp.	269,955	$8,336,210
State Street Corp.	256,140	11,562,160

		$19,898,370

Medical & Health Technology & Services - 2.2%
Medco Health Solutions, Inc. (a)	35,300	$2,278,968
Patterson Cos., Inc.	208,800	6,483,240
VCA Antech, Inc. (a)	107,260	3,006,498

		$11,768,706

Medical Equipment - 10.6%
Becton, Dickinson & Co.	58,160	$4,578,937
DENTSPLY International, Inc.	305,500	10,646,675
Medtronic, Inc.	189,130	8,516,524
St. Jude Medical, Inc. (a)	144,190	5,919,000

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - continued
Synthes, Inc.	38,410	$4,793,964
Thermo Fisher Scientific, Inc. (a)	223,830	11,513,815
Waters Corp. (a)	139,940	9,451,548

		$55,420,463

Metals & Mining - 0.6%
BHP Billiton Ltd., ADR	37,290	$2,995,133

Network & Telecom - 4.5%
Cisco Systems, Inc. (a)(s)	913,337	$23,774,162

Oil Services - 1.6%
Schlumberger Ltd.	130,900	$8,306,914

Pharmaceuticals - 4.8%
Abbott Laboratories	127,990	$6,742,513
Allergan, Inc.	79,780	5,211,230
Johnson & Johnson	202,150	13,180,180

		$25,133,923

Printing & Publishing - 1.0%
MSCI, Inc., “A” (a)	147,500	$5,324,750

Specialty Chemicals - 1.3%
Praxair, Inc.	83,800	$6,955,400

Specialty Stores - 1.1%
Staples, Inc.	242,610	$5,674,648

Total Common Stocks		$514,474,075

MONEY MARKET FUNDS (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	9,423,966	$9,423,966

Total Investments		$523,898,041

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(114,124)

NET ASSETS - 100.0%		$523,783,917

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2010, the value of securities pledged amounted to $171,798. At March 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$514,474,075	$—	$—	$514,474,075
Mutual Funds	9,423,966	—	—	9,423,966

Total Investments	$523,898,041	$—	$—	$523,898,041

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$469,683,996

Gross unrealized appreciation	$71,115,140
Gross unrealized depreciation	(16,901,095)

Net unrealized appreciation (depreciation)	$54,214,045

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,308,898	26,908,306	(21,793,238)	9,423,966

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,329	$9,423,966

4

MFS® Blended Research® Core Equity Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.0%
Aerospace - 4.2%
Lockheed Martin Corp.	85,790	$7,139,438
Northrop Grumman Corp.	120,920	7,928,724
Precision Castparts Corp.	20,250	2,565,878
United Technologies Corp.	87,150	6,415,112

		$24,049,152

Airlines - 0.5%
UAL Corp. (a)	142,040	$2,776,882

Automotive - 1.4%
Johnson Controls, Inc.	240,750	$7,942,343

Biotechnology - 1.6%
Amgen, Inc. (a)	150,690	$9,005,234

Broadcasting - 0.7%
CBS Corp., “B”	287,900	$4,013,326

Brokerage & Asset Managers - 0.7%
Affiliated Managers Group, Inc. (a)	28,430	$2,245,970
CME Group, Inc.	6,570	2,076,843

		$4,322,813

Business Services - 2.7%
Cognizant Technology Solutions Corp., “A” (a)	147,380	$7,513,432
Visa, Inc., “A”	87,170	7,935,085

		$15,448,517

Cable TV - 1.1%
Time Warner Cable, Inc.	118,993	$6,343,517

Chemicals - 3.8%
3M Co.	86,120	$7,197,048
Celanese Corp.	199,780	6,362,993
Dow Chemical Co.	64,240	1,899,577
PPG Industries, Inc.	96,930	6,339,222

		$21,798,840

Computer Software - 5.0%
Adobe Systems, Inc. (a)	167,640	$5,929,427
Akamai Technologies, Inc. (a)	189,710	5,958,791
Microsoft Corp.	222,080	6,500,282
Oracle Corp.	404,070	10,380,558

		$28,769,058

Computer Software - Systems - 4.8%
Apple, Inc. (a)	55,370	$13,008,074
Dell, Inc. (a)	242,550	3,640,676
Hewlett-Packard Co.	48,020	2,552,263
International Business Machines Corp.	29,520	3,785,940
Seagate Technology LLC (a)	255,320	4,662,143

		$27,649,096

Construction - 0.9%
NVR, Inc. (a)	6,790	$4,932,935

Consumer Products - 2.4%
Procter & Gamble Co.	215,190	$13,615,071

Consumer Services - 0.5%
Apollo Group, Inc., “A” (a)	50,530	$3,096,984

Electrical Equipment - 2.1%
General Electric Co.	311,190	$5,663,658
Tyco Electronics Ltd.	136,220	3,743,326
WESCO International, Inc. (a)	73,540	2,552,573

		$11,959,557

Electronics - 2.2%
Intel Corp.	564,100	$12,556,866

Energy - Independent - 0.1%
Apache Corp.	7,440	$755,160

Energy - Integrated - 7.6%
Chevron Corp.	178,230	$13,515,181
Exxon Mobil Corp.	325,140	21,777,877
Hess Corp.	109,240	6,832,962
Marathon Oil Corp.	44,090	1,395,008

		$43,521,028

Food & Beverages - 4.1%
Archer Daniels Midland Co.	156,800	$4,531,520
Coca-Cola Co.	32,200	1,771,000
General Mills, Inc.	101,240	7,166,780
PepsiCo, Inc.	112,300	7,429,768
Tyson Foods, Inc., “A”	129,230	2,474,755

		$23,373,823

Gaming & Lodging - 1.3%
Las Vegas Sands Corp. (a)	79,600	$1,683,540
Royal Caribbean Cruises Ltd. (a)	170,750	5,633,043

		$7,316,583

General Merchandise - 2.8%
Macy’s, Inc.	391,120	$8,514,682
Wal-Mart Stores, Inc.	136,570	7,593,292

		$16,107,974

Health Maintenance Organizations - 1.3%
WellPoint, Inc. (a)	115,260	$7,420,439

Insurance - 4.6%
Aspen Insurance Holdings Ltd.	34,030	$981,425
Berkshire Hathaway, Inc., “B” (a)	20,450	1,661,972
MetLife, Inc.	195,480	8,472,103
Prudential Financial, Inc.	125,630	7,600,615
Travelers Cos., Inc.	136,650	7,370,901

		$26,087,016

Internet - 1.8%
Google, Inc., “A” (a)	17,970	$10,189,170

Leisure & Toys - 1.8%
Activision Blizzard, Inc.	484,430	$5,842,226
Hasbro, Inc.	124,050	4,748,634

		$10,590,860

Major Banks - 8.8%
Bank of America Corp.	543,530	$9,702,011
Bank of New York Mellon Corp.	164,368	5,075,684

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
Goldman Sachs Group, Inc.	61,600	$10,510,808
JPMorgan Chase & Co.	189,210	8,467,148
PNC Financial Services Group, Inc.	120,260	7,179,522
Wells Fargo & Co.	306,880	9,550,106

		$50,485,279

Medical & Health Technology & Services - 1.7%
Lincare Holdings, Inc. (a)	67,660	$3,036,581
McKesson Corp.	99,050	6,509,566

		$9,546,147

Medical Equipment - 2.4%
Medtronic, Inc.	185,300	$8,344,059
Thermo Fisher Scientific, Inc. (a)	47,070	2,421,281
Waters Corp. (a)	40,970	2,767,114

		$13,532,454

Metals & Mining - 1.4%
Cliffs Natural Resources, Inc.	111,200	$7,889,640

Natural Gas - Distribution - 0.6%
NiSource, Inc.	213,600	$3,374,880

Natural Gas - Pipeline - 1.4%
El Paso Corp.	519,020	$5,626,177
Williams Cos., Inc.	106,980	2,471,238

		$8,097,415

Network & Telecom - 0.7%
Cisco Systems, Inc. (a)	149,410	$3,889,142

Oil Services - 1.4%
Halliburton Co.	124,340	$3,746,364
National Oilwell Varco, Inc.	106,620	4,326,640

		$8,073,004

Other Banks & Diversified Financials - 1.5%
American Express Co.	204,930	$8,455,412

Pharmaceuticals - 5.1%
Abbott Laboratories	187,910	$9,899,099
Johnson & Johnson	143,930	9,384,236
Merck & Co., Inc.	24,730	923,666
Pfizer, Inc.	534,630	9,168,905

		$29,375,906

Pollution Control - 0.7%
Republic Services, Inc.	148,490	$4,309,180

Railroad & Shipping - 0.6%
Union Pacific Corp.	46,230	$3,388,659

Real Estate - 0.5%
Annaly Mortgage Management, Inc., REIT	165,030	$2,835,215

Restaurants - 1.3%
Darden Restaurants, Inc.	167,300	$7,451,542

Specialty Stores - 2.7%
Amazon.com, Inc. (a)	8,880	$1,205,282
Home Depot, Inc.	237,940	7,697,359
Limited Brands, Inc.	263,280	6,481,954

		$15,384,595

Telephone Services - 2.6%
AT&T, Inc.	333,550	$8,618,932
CenturyTel, Inc.	170,740	6,054,440

		$14,673,372

Tobacco - 2.2%
Altria Group, Inc.	309,430	$6,349,504
Philip Morris International, Inc.	116,080	6,054,733

		$12,404,237

Trucking - 0.7%
United Parcel Service, Inc., “B”	63,800	$4,109,358

Utilities - Electric Power - 2.7%
Constellation Energy Group, Inc.	162,540	$5,706,779
DPL, Inc.	66,810	1,816,564
PG&E Corp.	134,680	5,713,126
Public Service Enterprise Group, Inc.	77,520	2,288,390
		$15,524,859

Total Common Stocks		$566,442,540

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	319	$319

Total Investments		$566,442,859

OTHER ASSETS, LESS LIABILITIES - 1.0%		5,482,191

NET ASSETS - 100.0%		$571,925,050

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT     Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$566,442,540	$—	$—	$566,442,540
Mutual Funds	319	—	—	319

Total Investments	$566,442,859	$—	$—	$566,442,859

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$538,462,338

Gross unrealized appreciation	$60,039,739
Gross unrealized depreciation	(32,059,218)

Net unrealized appreciation (depreciation)	$27,980,521

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,252,331	22,995,975	(24,247,987)	319

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$838	$319

4

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.3%
Aerospace - 1.9%
Goodrich Corp.	7,460	$526,068
Rockwell Collins, Inc.	3,220	201,540

		$727,608

Airlines - 0.8%
Copa Holdings S.A., “A”	4,830	$293,664

Automotive - 0.2%
Harman International Industries, Inc. (a)	1,940	$90,753

Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	6,240	$339,269
Gen-Probe, Inc. (a)	1,900	95,000
Human Genome Sciences, Inc. (a)	4,260	128,652

		$562,921

Broadcasting - 1.4%
Discovery Communications,
Inc., “A” (a)	13,060	$441,297
Scripps Networks Interactive Inc., ‘A”	1,550	68,743

		$510,040

Brokerage & Asset Managers - 3.0%
Affiliated Managers Group, Inc. (a)	5,570	$440,030
BM&F Bovespa S.A.	26,400	178,736
Evercore Partners, Inc.	5,060	151,800
GFI Group, Inc.	23,260	134,443
IntercontinentalExchange, Inc. (a)	1,000	112,180
Lazard Ltd.	2,780	99,246

		$1,116,435

Business Services - 6.2%
Amdocs Ltd. (a)	8,330	$250,816
Cognizant Technology Solutions Corp., “A” (a)	7,520	383,370
Concur Technologies, Inc. (a)	7,260	297,733
Constant Contact, Inc. (a)	5,510	127,942
CoStar Group, Inc. (a)	7,840	325,517
Fidelity National Information Services, Inc.	7,540	176,738
MasterCard, Inc., “A”	2,240	568,960
Visa, Inc., “A”	2,230	202,997

		$2,334,073

Chemicals - 0.3%
Celanese Corp.	3,850	$122,623

Computer Software - 8.7%
Adobe Systems, Inc. (a)(s)	15,370	$543,637
Akamai Technologies, Inc. (a)	13,320	418,381
Autodesk, Inc. (a)	9,350	275,077
Autonomy Corp. PLC (a)	6,370	176,220
Blackboard, Inc. (a)	2,130	88,736
Citrix Systems, Inc. (a)	10,090	478,972
MicroStrategy, Inc., “A” (a)	3,630	308,804
Parametric Technology Corp. (a)	30,070	542,764
SuccessFactors, Inc. (a)	6,100	116,144
VeriSign, Inc. (a)	12,810	333,188

		$3,281,923

Computer Software - Systems - 1.4%
MICROS Systems, Inc. (a)	15,760	$518,189

Construction - 1.7%
NVR, Inc. (a)	200	$145,300
Sherwin-Williams Co.	4,160	281,549
Stanley Black & Decker, Inc.	3,767	216,263

		$643,112

Consumer Products - 1.5%
Church & Dwight Co., Inc.	5,980	$400,361
Natura Cosmeticos S.A.	8,430	171,127

		$571,488

Consumer Services - 6.1%
Anhanguera Educacional
Participacoes S.A., IEU (a)	8,400	$121,819
Capella Education Co. (a)	4,640	430,778
Ctrip.com International Ltd., ADR (a)	7,330	287,336
DeVry, Inc. (s)	7,050	459,660
Monster Worldwide, Inc. (a)	11,680	194,005
Priceline.com, Inc. (a)	810	206,550
Sotheby’s	8,280	257,425
Strayer Education, Inc. (l)	1,410	343,363

		$2,300,936

Containers - 1.0%
AptarGroup, Inc.	1,820	$71,617
Owens-Illinois, Inc. (a)	7,990	283,965

		$355,582

Electrical Equipment - 4.8%
AMETEK, Inc.	11,790	$488,813
Baldor Electric Co.	6,240	233,376
Danaher Corp.	4,110	328,430
Mettler-Toledo International, Inc. (a)	1,960	214,032
Rockwell Automation, Inc.	4,450	250,802
Sensata Technologies Holding B.V. (a)	3,840	68,966
Tyco Electronics Ltd.	8,280	227,534

		$1,811,953

Electronics - 3.9%
Dolby Laboratories, Inc., “A” (a)	5,050	$296,284
Hittite Microwave Corp. (a)	5,480	240,956
Linear Technology Corp.	9,750	275,730
Microchip Technology, Inc.	11,800	332,288
PMC-Sierra, Inc. (a)	14,420	128,626
Silicon Laboratories, Inc. (a)	3,880	184,960

		$1,458,844

Energy - Independent - 2.3%
Concho Resources, Inc. (a)	2,900	$146,044
Newfield Exploration Co. (a)	6,620	344,571
Plains Exploration & Production Co. (a)	3,720	111,563
Ultra Petroleum Corp. (a)	5,850	272,786

		$874,964

Entertainment - 1.7%
DreamWorks Animation, Inc., “A” (a)	9,410	$370,660

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Entertainment - continued
TiVo, Inc. (a)	15,330	$262,450

		$633,110

Food & Beverages - 2.9%
Flowers Foods, Inc.	6,470	$160,068
J.M. Smucker Co.	7,760	467,618
Mead Johnson Nutrition Co., “A”	8,910	463,587

		$1,091,273

Gaming & Lodging - 4.2%
International Game Technology	24,130	$445,199
Las Vegas Sands Corp. (a)	9,540	201,771
Royal Caribbean Cruises Ltd. (a)	14,080	464,499
Starwood Hotels & Resorts Worldwide, Inc.	10,290	479,926

		$1,591,395

General Merchandise - 0.8%
Dollar General Corp. (a)	11,690	$295,173

Insurance - 1.8%
Allied World Assurance Co. Holdings Ltd.	2,470	$110,780
Aspen Insurance Holdings Ltd.	7,920	228,413
Verisk Analytics, Inc., “A” (a)	11,930	336,426

		$675,619

Leisure & Toys - 0.7%
Hasbro, Inc.	2,420	$92,638
THQ, Inc. (a)	23,010	161,300

		$253,938

Machinery & Tools - 2.7%
Bucyrus International, Inc.	3,280	$216,447
Flowserve Corp.	3,030	334,118
Kennametal, Inc.	10,560	296,947
Ritchie Bros. Auctioneers, Inc.	7,620	164,059

		$1,011,571

Major Banks - 0.7%
KeyCorp	14,210	$110,128
Regions Financial Corp.	19,970	156,765

		$266,893

Medical & Health Technology & Services - 7.7%
athenahealth, Inc. (a)	3,250	$118,820
Cerner Corp. (a)	4,020	341,941
DaVita, Inc. (a)	3,860	244,724
Diagnosticos da America S.A.	20,400	178,952
Express Scripts, Inc. (a)	5,020	510,835
IDEXX Laboratories, Inc. (a)	6,600	379,830
Lincare Holdings, Inc. (a)	6,690	300,247
MedAssets, Inc. (a)	8,920	187,320
Medco Health Solutions, Inc. (a)	1,760	113,626
MEDNAX, Inc. (a)	3,520	204,829
Patterson Cos., Inc. (a)	10,420	323,541

		$2,904,665

Medical Equipment - 3.9%
C.R. Bard, Inc.	2,840	$246,001
DENTSPLY International, Inc.	9,350	325,848
Edwards Lifesciences Corp. (a)	3,040	300,595
Intuitive Surgical, Inc. (a)	390	135,771
Masimo Corp.	3,520	93,456
ResMed, Inc. (a)	1,740	110,751
Synthes, Inc.	1,160	144,780
Thoratec Corp. (a)	3,310	110,720

		$1,467,922

Metals & Mining - 0.3%
Steel Dynamics, Inc.	6,500	$113,555

Natural Gas - Distribution - 0.5%
EQT Corp.	2,300	$94,300
Questar Corp.	2,540	109,728

		$204,028

Network & Telecom - 1.3%
Acme Packet, Inc. (a)	6,000	$115,680
Fortinet, Inc. (a)	7,650	134,487
Tellabs, Inc.	29,240	221,347

		$471,514

Oil Services - 4.1%
Cameron International Corp. (a)	10,350	$443,601
Dresser-Rand Group, Inc. (a)	7,510	235,964
Dril-Quip, Inc. (a)	1,920	116,813
Oceaneering International, Inc. (a)	6,890	437,446
Smith International, Inc.	7,500	321,150

		$1,554,974

Other Banks & Diversified Financials - 1.7%
Associated Banc-Corp.	10,240	$141,312
Cathay General Bancorp, Inc.	6,300	73,395
Marshall & Ilsley Corp.	16,320	131,376
Ocwen Financial Corp. (a)	7,140	79,183
People’s United Financial, Inc.	4,970	77,731
TCF Financial Corp.	9,170	146,170

		$649,167

Pharmaceuticals - 0.2%
Inverness Medical Innovations, Inc. (a)	1,640	$63,878

Precious Metals & Minerals - 1.2%
Teck Resources Ltd., “B” (a)	10,640	$463,478

Printing & Publishing - 2.5%
Lamar Advertising Co., “A” (a)	1,620	$55,647
Moody’s Corp.	8,740	260,015
MSCI, Inc., “A” (a)	12,340	445,474
VistaPrint Ltd. (a)	3,140	179,765

		$940,901

Restaurants - 0.8%
P.F. Chang’s China Bistro, Inc. (a)	6,640	$293,023

Specialty Chemicals - 0.6%
Albemarle Corp.	4,860	$207,182

Specialty Stores - 6.1%
Abercrombie & Fitch Co., “A”	11,730	$535,357

2

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Stores - continued
Advance Auto Parts, Inc.	2,980	$124,922
Dick’s Sporting Goods, Inc. (a)	11,190	292,171
Limited Brands, Inc.	15,530	382,349
Ross Stores, Inc.	6,600	352,902
Staples, Inc.	15,150	354,359
Tiffany & Co.	5,480	260,245

		$2,302,305

Telephone Services - 1.5%
American Tower Corp., “A” (a)(s)	13,010	$554,356

Trucking - 2.7%
Atlas Air Worldwide Holdings, Inc. (a)	1,450	$76,923
Expeditors International of Washington, Inc.	9,000	332,280
J.B. Hunt Transport Services, Inc.	4,290	153,925
Landstar System, Inc.	9,060	380,339
Old Dominion Freight Lines, Inc. (a)	2,430	81,138

		$1,024,605

Total Common Stocks		$36,609,633

MONEY MARKET FUNDS (v) - 2.6%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	964,773	$964,773

COLLATERAL FOR SECURITIES LOANED - 0.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	77,517	$77,517

Total Investments		$37,651,923

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(24,652)

NET ASSETS - 100.0%		$37,627,271

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2010, the value of securities pledged amounted to $173,056. At March 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$36,609,633	$—	$—	$36,609,633
Mutual Funds	1,042,290	—	—	1,042,290

Total Investments	$37,651,923	$—	$—	$37,651,923

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$30,043,557

Gross unrealized appreciation	$8,151,607
Gross unrealized depreciation	(543,241)

Net unrealized appreciation (depreciation)	$7,608,366

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	450,920	3,167,550	(2,653,697)	964,773

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$193	$964,773

5

MFS® Money Market Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
COMMERCIAL PAPER (y) - 44.7%
Electronics - 3.4%
Emerson Electric Co., 0.12%, due 4/19/10 (t)	$6,350,000	$6,349,619
Emerson Electric Co., 0.19%, due 7/20/10 (t)	6,760,000	6,756,075

		$13,105,694

Financial Institutions - 0.4%
General Electric Capital Corp.,
0.17%, due 4/22/10	$1,449,000	$1,448,857

Food & Beverages - 3.0%
Coca-Cola Co., 0.13%, due 4/19/10 (t)	$1,300,000	$1,299,916
Coca-Cola Co., 0.16%, due 4/20/10 (t)	10,121,000	10,120,145

		$11,420,061

Major Banks - 18.8%
ANZ National (International) Ltd., 0.84%, due 6/25/10	$15,700,000	$15,668,862
Barclays U.S. Funding Corp., 0.13%, due 4/06/10	7,574,000	7,573,863
BNP Paribas Finance, Inc., 0.1%, due 4/01/10	7,896,000	7,896,000
Goldman Sachs Group, Inc., 0.13%, due 4/01/10	3,653,000	3,653,000
JPMorgan Chase Funding, Inc., 0.25%, due 4/19/10	14,271,000	14,269,216
National Australia Funding (Delaware), Inc., 0.19%, due 4/05/10	7,627,000	7,626,839
Societe Generale North America, Inc., 0.16%, due 4/07/10	11,361,000	11,360,697
Toronto Dominion HDG USA, 0.6%, due 4/09/10	1,020,000	1,019,864
Westpac Banking Corp., 0.14%, due 4/28/10 (t)	2,160,000	2,159,773

		$71,228,114

Network & Telecom - 3.1%
AT&T, Inc., 0.12%, due 4/05/10 (t)	$11,804,000	$11,803,843

Other Banks & Diversified Financials - 11.2%
Bank of Nova Scotia, 0.16%, due 4/20/10	$2,264,000	$2,263,809
Bank of Nova Scotia, 0.185%, due 4/23/10	9,211,000	9,209,959
Citigroup Funding, Inc., 0.2%, due 4/14/10	2,713,000	2,712,804
Citigroup Funding, Inc., 0.2%, due 4/26/10	6,535,000	6,534,092
Citigroup Funding, Inc., 0.19%, due 4/05/10	2,193,000	2,192,954
HSBC USA, Inc., 0.15%, due 4/09/10	11,849,000	11,848,605
Lloyds TSB Bank PLC, Inc., 0.18%, due 4/01/10	7,627,000	7,627,000

		$42,389,223

Personal Computers & Peripherals - 1.3%
Hewlett-Packard Co., 0.1%, due 4/06/10 (t)	$5,079,000	$5,078,929

Pharmaceuticals - 1.4%
Abbott Laboratories, 0.11%, due 4/12/10 (t)	$5,200,000	$5,199,825

Tobacco - 2.1%
Philip Morris International, Inc., 0.25%, due 7/29/10 (t)	$7,830,000	$7,823,529

Total Commercial Paper		$169,498,075

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 21.4%
Fannie Mae, 0.22%, due 8/25/10	$11,600,000	$11,589,650
Fannie Mae, 0.25%, due 9/01/10	11,500,000	11,487,781
Fannie Mae, 0.26%, due 9/01/10	11,000,000	10,987,845
Farmer Mac, 0.165%, due 6/10/10	10,200,000	10,196,728
Federal Home Loan Bank, 0.05%, due 4/09/10	2,908,000	2,907,968
Federal Home Loan Bank, 0.145%, due 5/26/10	10,960,000	10,957,572
Freddie Mac, 0.23%, due 9/01/10	11,600,000	11,588,661
Freddie Mac, 0.25%, due 9/02/10	11,600,000	11,587,594

Total U.S. Government Agencies and Equivalents		$81,303,799

CERTIFICATES OF DEPOSIT - 15.8%
Major Banks - 11.7%
Abbey National Treasury Services PLC/US Branch, 0.16%, due 4/23/10	$11,670,000	$11,670,000
BNP Paribas/New York Branch, 0.21%, due 4/23/10	3,140,000	3,140,000
Credit Agricole S.A., 0.6%, due 5/18/10	14,800,000	14,800,000
Credit Suisse, NY, 0.82%, due 8/02/10	14,900,000	14,900,000

		$44,510,000

Other Banks & Diversified Financials - 4.1%
Nordea Bank Finland PLC (New
York), 0.83%, due 7/15/10	$4,900,000	$4,900,000
Nordea Bank Finland PLC (New York), 0.83%, due 7/15/10	10,500,000	10,500,000

		$15,400,000

Total Certificates of Deposit		$59,910,000

FLOATING RATE DEMAND NOTES - 2.3%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.24%, due 4/01/10	$2,800,000	$2,800,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.24%, due 4/01/10	2,600,000	2,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.26%, due 4/01/10	3,200,000	3,200,000

Total Floating Rate Demand Notes (Identified Cost, $8,600,000)		$8,600,000

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS - 18.5%
Bank of America Corp., 0.01%, dated 3/31/10, due 4/01/10, total to be received $37,869,011 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $38,626,423 in a jointly traded account)	$37,869,000	$37,869,000
Goldman Sachs, 0.005%, dated 3/31/10, due 4/01/10, total to be received $7,252,001 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $7,397,040 in a jointly traded account)	7,252,000	7,252,000
Morgan Stanley, 0.01%, dated 3/31/10, due 4/01/10, total to be received $25,253,007 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $25,831,469 in a jointly traded account)	25,253,000	25,253,000

Total Repurchase Agreements		$70,374,000

Total Investments		$389,685,874

OTHER ASSETS, LESS LIABILITIES - (2.7)%		(10,251,759)

NET ASSETS - 100.0%		$379,434,115

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $389,685,874.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$389,685,874	$—	$389,685,874

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS® New Discovery Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.3%
Apparel Manufacturers - 0.3%
Stella International Holdings	313,500	$641,193

Biotechnology - 2.3%
Gen-Probe, Inc. (a)	60,860	$3,043,000
Human Genome Sciences, Inc. (a)	43,540	1,314,908

		$4,357,908

Brokerage & Asset Managers - 0.7%
Penson Worldwide, Inc. (a)	121,680	$1,225,318
Thomas Weisel Partners Group (a)	52,740	206,741

		$1,432,059

Business Services - 6.7%
Concur Technologies, Inc. (a)	43,370	$1,778,604
Constant Contact, Inc. (a)	90,850	2,109,537
CoStar Group, Inc. (a)	78,680	3,266,794
IFM Investments Ltd., ADR (a)	45,670	319,690
Redecard S.A.	61,000	1,128,518
Ultimate Software Group, Inc. (a)	45,200	1,489,340
Verisk Analytics, Inc., “A” (a)	100,470	2,833,254

		$12,925,737

Chemicals - 1.0%
Intrepid Potash, Inc. (a)	61,510	$1,865,598

Computer Software - 6.3%
ArcSight, Inc. (a)	35,090	$987,784
Ariba, Inc. (a)	90,600	1,164,210
Autonomy Corp. PLC (a)	73,030	2,020,302
Blackboard, Inc. (a)	56,170	2,340,042
Nuance Communications, Inc. (a)	105,155	1,749,779
Salesforce.com, Inc. (a)	12,930	962,639
SolarWinds, Inc. (a)	56,640	1,226,822
SuccessFactors, Inc. (a)	86,440	1,645,818

		$12,097,396

Computer Software - Systems - 2.9%
Compellent Technologies, Inc. (a)	83,030	$1,457,177
MICROS Systems, Inc. (a)	77,700	2,554,776
PROS Holdings, Inc. (a)	156,650	1,547,702

		$5,559,655

Consumer Products - 1.7%
Colgate-Palmolive (India) Ltd.	61,681	$927,791
Dabur India Ltd.	159,720	564,952
Hengan International Group Co. Ltd.	101,000	753,183
Natura Cosmeticos S.A.	48,020	974,792

		$3,220,718

Consumer Services - 3.5%
Anhanguera Educacional
Participacoes S.A., IEU (a)	132,600	$1,922,993
Archipelago Learning, Inc. (a)	42,730	623,003
Capella Education Co. (a)	26,290	2,440,764
Strayer Education, Inc. (l)	7,360	1,792,307

		$6,779,067

Electrical Equipment - 2.2%
Harbin Electric, Inc. (a)	21,510	$464,401
Houston Wire & Cable Co.	69,270	802,147
Sensata Technologies Holding B.V. (a)	162,190	2,912,932

		$4,179,480

Electronics - 5.7%
CEVA, Inc. (a)	66,490	$775,273
Hittite Microwave Corp. (a)	67,700	2,976,769
NetLogic Microsystems, Inc. (a)	106,970	3,148,127
Silicon Laboratories, Inc. (a)	58,140	2,771,534
Tessera Technologies, Inc. (a)	66,560	1,349,837

		$11,021,540

Energy - Independent - 3.4%
Cobalt International Energy, Inc. (a)	121,810	$1,656,616
EXCO Resources, Inc.	158,720	2,917,274
Ultra Petroleum Corp. (a)	43,360	2,021,877

		$6,595,767

Engineering - Construction - 1.1%
North American Energy Partners, Inc. (a)	228,880	$2,194,959

Entertainment - 0.5%
TiVo, Inc. (a)	55,590	$951,701

Food & Beverages - 1.3%
Mead Johnson Nutrition Co., “A”	48,600	$2,528,658

Gaming & Lodging - 1.4%
WMS Industries, Inc. (a)	65,770	$2,758,394

Health Maintenance Organizations - 0.4%
OdontoPrev S.A.	21,600	$750,021

Internet - 4.1%
Art Technology Group, Inc. (a)	181,560	$800,680
Baidu, Inc., ADR (a)	2,030	1,211,910
GSI Commerce, Inc. (a)	44,740	1,237,956
LogMeIn, Inc. (a)	25,280	523,043
Rackspace Hosting, Inc. (a)	65,210	1,221,383
TechTarget, Inc. (a)	229,500	1,200,285
Vocus, Inc. (a)	102,180	1,742,169

		$7,937,426

Machinery & Tools - 3.1%
Bucyrus International, Inc.	40,500	$2,672,595
Duoyuan Global Water, Inc., ADR (a)	22,610	627,880
Jain Irrigation Systems Ltd.	59,886	1,281,356
Ritchie Bros. Auctioneers, Inc.	66,120	1,423,564

		$6,005,395

Medical & Health Technology & Services - 12.8%
Allscripts Healthcare Solutions, Inc. (a)	50,330	$984,455
athenahealth, Inc. (a)	40,400	1,477,024
Cerner Corp. (a)	10,930	929,706
DaVita, Inc. (a)	44,770	2,838,418
Diagnosticos da America S.A.	203,100	1,781,629
Fleury S.A. (a)	94,900	1,013,917
Healthcare Services Group, Inc.	103,105	2,308,521
IDEXX Laboratories, Inc. (a)	34,976	2,012,869

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS New Discovery Portfolio

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - continued
IPC The Hospitalist Co., Inc. (a)			54,170	$1,901,909
Lincare Holdings, Inc. (a)			79,920	3,586,810
MedAssets, Inc. (a)			70,670	1,484,070
MEDNAX, Inc. (a)			33,300	1,937,727
MWI Veterinary Supply, Inc. (a)			42,960	1,735,584
Team Health Holdings, Inc. (a)			50,360	846,048

				$24,838,687

Medical Equipment - 11.9%
AGA Medical Holdings, Inc. (a)			87,450	$1,421,063
AtriCure, Inc. (a)			35,970	211,863
Conceptus, Inc. (a)			65,190	1,301,192
DexCom, Inc. (a)			250,940	2,441,646
Edwards Lifesciences Corp. (a)			18,610	1,840,157
Ev3, Inc. (a)			125,180	1,985,355
Heartware International, Inc. (a)			32,710	1,454,614
Masimo Corp.			71,240	1,891,422
Mindray Medical International Ltd., ADR			52,180	1,900,396
NxStage Medical, Inc. (a)			204,700	2,343,815
Orthovita, Inc. (a)			299,950	1,277,787
ResMed, Inc. (a)			15,470	984,666
Thoratec Corp. (a)			60,770	2,032,757
Volcano Corp. (a)			76,100	1,838,576

				$22,925,309

Metals & Mining - 2.0%
Globe Specialty Metals, Inc. (a)			149,270	$1,670,331
Iluka Resources Ltd. (a)			547,030	2,198,682

				$3,869,013

Natural Gas - Pipeline - 0.9%
Aegean Marine Petroleum Network, Inc.			61,430	$1,743,383

Network & Telecom - 3.3%
Acme Packet, Inc. (a)			50,950	$982,316
F5 Networks, Inc. (a)			31,460	1,935,105
Fortinet, Inc. (a)			139,230	2,447,663
Riverbed Technology, Inc. (a)			36,450	1,035,180

				$6,400,264

Oil Services - 2.1%
Bristow Group, Inc. (a)			25,600	$965,888
Core Laboratories N.V.			5,740	750,792
Dresser-Rand Group, Inc. (a)			76,980	2,418,712

				$4,135,392

Other Banks & Diversified Financials - 4.7%
Associated Banc-Corp.			78,030	$1,076,814
Cathay General Bancorp, Inc.			92,240	1,074,596
First Interstate BancSystem, Inc.			45,530	739,863
Metro Bancorp, Inc. (a)			61,550	847,544
Ocwen Financial Corp. (a)			86,990	964,719
PacWest Bancorp			33,390	761,960
Sterling Bancshares, Inc.			242,390	1,352,536
SVB Financial Group (a)			20,910	975,661
TCF Financial Corp.			82,900	1,321,426

				$9,115,119

Pharmaceuticals - 1.0%
Eurand N.V. (a)			77,200	$870,816
Genomma Lab Internacional S.A., “B” (a)			284,000	987,037

				$1,857,853

Precious Metals & Minerals - 0.8%
Stillwater Mining Co. (a)			127,230	$1,651,445

Printing & Publishing - 2.1%
MSCI, Inc., “A” (a)			76,640	$2,766,704
VistaPrint Ltd. (a)			23,680	1,355,680

				$4,122,384

Real Estate - 0.7%
Brasil Brokers Participacoes			114,900	$500,731
Chesapeake Lodging Trust (a)			46,300	901,461

				$1,402,192

Restaurants - 1.3%
P.F. Chang’s China Bistro, Inc. (a)			38,420	$1,695,475
Peet’s Coffee & Tea, Inc. (a)			20,440	810,446

				$2,505,921

Special Products & Services - 0.7%
PICO Holdings, Inc. (a)			35,170	$1,307,972

Specialty Chemicals - 0.5%
Asian Paints Ltd.			21,142	$960,137

Specialty Stores - 3.8%
Citi Trends, Inc. (a)			43,000	$1,394,920
hhgregg, Inc. (a)			21,930	553,513
Monro Muffler Brake, Inc.			38,530	1,377,833
Rue21, Inc. (a)			34,350	1,190,915
Titan Machinery, Inc. (a)			137,650	1,884,429
Vitacost.Com, Inc. (a)			79,860	962,313

				$7,363,923

Telecommunications - Wireless - 1.3%
SBA Communications Corp. (a)			67,450	$2,432,922

Trucking - 0.8%
Heartland Express, Inc.			40,360	$665,940
Old Dominion Freight Lines, Inc. (a)			14,430	481,811
Werner Enterprises, Inc.			20,940	485,180

				$1,632,931

Total Common Stocks				$192,067,519

	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a) (z)	$6.57	5/08/07	50,440	$36

2

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 1.2%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	2,264,981	$2,264,981

COLLATERAL FOR SECURITIES LOANED - 0.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	1,366,139	$1,366,139

Total Investments		$195,698,675

OTHER ASSETS, LESS LIABILITIES - (1.2)%		(2,391,108)

NET ASSETS - 100.0%		$193,307,567

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$70,840	$36
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Portfolio

Supplemental Information (Unaudited) 03/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

4

New Discovery Portfolio

Supplemental Information (Unaudited) 03/31/10 - continued

The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$159,000,139	$36	$—	$159,000,175
Brazil	8,072,603	—	—	8,072,603
China	4,813,058	—	—	4,813,058
Netherlands	3,783,748	—	—	3,783,748
India	3,734,237	—	—	3,734,237
Australia	3,653,295	—	—	3,653,295
Canada	3,618,523	—	—	3,618,523
United Kingdom	2,020,303	—	—	2,020,303
Greece	1,743,383	—	—	1,743,383
Other Countries	1,628,230	—	—	1,628,230
Mutual Funds	3,631,120	—	—	3,631,120

Total Investments	$195,698,639	$36	$—	$195,698,675

For further information regarding security characteristics, see the Portfolio of Investments

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$178,278,520

Gross unrealized appreciation	$23,960,012
Gross unrealized depreciation	(6,539,857)

Net unrealized appreciation (depreciation)	$17,420,155

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Protfolio	1,095,029	18,352,688	(17,182,736)	2,264,981

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Protfolio	$—	$—	$500	$2,264,981

5

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Aerospace - 0.8%
Goodrich Corp.	10,240	$722,125
Lockheed Martin Corp.	7,590	631,640

		$1,353,765

Alcoholic Beverages - 0.7%
Heineken N.V.	21,810	$1,120,865

Apparel Manufacturers - 1.8%
Li & Fung Ltd.	84,000	$413,279
LVMH Moet Hennessy Louis Vuitton S.A.	9,490	1,109,241
NIKE, Inc., “B”	20,330	1,494,255

		$3,016,775

Automotive - 0.4%
Bridgestone Corp.	38,200	$652,125

Broadcasting - 0.8%
WPP Group PLC	124,338	$1,288,703

Brokerage & Asset Managers - 2.4%
Aberdeen Asset Management PLC	217,100	$428,284
Affiliated Managers Group, Inc. (a)	6,670	526,930
Charles Schwab Corp.	22,640	423,142
CME Group, Inc.	1,280	404,621
Deutsche Boerse AG	14,940	1,107,408
Franklin Resources, Inc.	5,970	662,073
Nomura Holdings, Inc.	52,600	387,650

		$3,940,108

Business Services - 1.8%
Accenture Ltd., “A”	22,020	$923,739
Companhia Brasileira de Meios de Pagamento	48,000	452,104
MasterCard, Inc., “A”	3,910	993,140
Mitsubishi Corp.	20,600	539,844

		$2,908,827

Chemicals - 1.0%
Monsanto Co.	23,940	$1,709,795

Computer Software - 1.8%
Adobe Systems, Inc. (a)	24,480	$865,858
Oracle Corp.	84,520	2,171,319

		$3,037,177

Computer Software - Systems - 4.0%
Acer, Inc.	451,120	$1,332,422
Apple, Inc. (a)(s)	14,900	3,500,457
Hewlett-Packard Co.	35,510	1,887,357

		$6,720,236

Conglomerates - 2.8%
Hutchison Whampoa Ltd.	91,000	$665,718
Keppel Corp. Ltd.	275,000	1,792,773
Siemens AG	20,470	2,050,086
Tomkins PLC	43,300	155,070

		$4,663,647

Construction - 0.6%
Lennar Corp., “A”	32,060	$551,753
Sherwin-Williams Co.	6,650	450,072

		$1,001,825

Consumer Products - 2.5%
Procter & Gamble Co.	41,670	$2,636,461
Reckitt Benckiser Group PLC	28,970	1,590,104

		$4,226,565

Electrical Equipment - 2.4%
Danaher Corp. (s)	30,280	$2,419,675
Rockwell Automation, Inc.	16,070	905,705
Tyco Electronics Ltd.	26,270	721,900

		$4,047,280

Electronics - 3.4%
Intel Corp.	111,890	$2,490,671
Samsung Electronics Co. Ltd.	1,978	1,430,027
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	158,698	1,664,742

		$5,585,440

Energy - Independent - 2.9%
Anadarko Petroleum Corp.	7,000	$509,810
Apache Corp.	12,370	1,255,555
Galp Energia SGPS S.A., “B”	38,980	677,058
Occidental Petroleum Corp.	13,650	1,153,971
SouthGobi Energy Resources Ltd. (a)	1,650	25,969
Southwestern Energy Co. (a)	9,910	403,535
Tullow Oil PLC	41,410	785,495

		$4,811,393

Energy - Integrated - 6.4%
Chevron Corp. (s)	46,090	$3,495,005
Exxon Mobil Corp.	47,700	3,194,946
Hess Corp.	7,620	476,631
Royal Dutch Shell PLC, “A”	98,740	2,861,903
Suncor Energy, Inc.	10,680	347,527
Suncor Energy, Inc.	10,890	354,154

		$10,730,166

Engineering - Construction - 1.4%
Fluor Corp.	34,680	$1,612,967
JGC Corp.	42,000	749,342

		$2,362,309

Food & Beverages - 3.7%
General Mills, Inc.	17,110	$1,211,217
Nestle S.A.	58,874	3,015,171
PepsiCo, Inc.	30,300	2,004,648

		$6,231,036

Food & Drug Stores - 0.9%
Lawson, Inc.	12,600	$537,747
Walgreen Co.	23,760	881,258

		$1,419,005

Gaming & Lodging - 0.3%
Sands China Ltd. (a)	288,400	$458,364

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - 2.6%
Dollar General Corp. (a)	16,460	$415,615
Target Corp.	43,430	2,284,418
Wal-Mart Stores, Inc.	29,110	1,618,516

		$4,318,549

Insurance - 4.4%
ACE Ltd.	8,210	$429,383
Aflac, Inc.	17,400	944,646
China Pacific Insurance Co. Ltd. (a)	124,600	552,048
Hiscox Ltd.	103,071	523,348
ING Groep N.V. (a)	91,142	909,962
MetLife, Inc.	18,140	786,188
Prudential Financial, Inc.	6,250	378,125
QBE Insurance Group Ltd.	36,280	693,480
Travelers Cos., Inc.	9,000	485,460
Zurich Financial Services Ltd.	6,270	1,607,342

		$7,309,982

Internet - 1.5%
Google, Inc., “A” (a)	4,460	$2,528,865

Machinery & Tools - 0.4%
Beml Ltd.	14,230	$332,683
Glory Ltd.	11,700	290,592

		$623,275

Major Banks - 10.9%
Bank of America Corp.	158,780	$2,834,223
Bank of New York Mellon Corp.	24,656	761,377
BNP Paribas	28,081	2,156,564
Credit Suisse Group AG	31,310	1,613,902
Goldman Sachs Group, Inc.	8,190	1,397,460
HSBC Holdings PLC	159,357	1,615,385
Intesa Sanpaolo S.p.A.	232,559	866,147
JPMorgan Chase & Co.	52,380	2,344,005
Julius Baer Group Ltd.	13,155	477,218
KBC Group N.V. (a)	18,592	900,365
Regions Financial Corp.	49,810	391,009
State Street Corp.	24,270	1,095,548
Sumitomo Mitsui Financial Group, Inc.	29,900	988,245
SunTrust Banks, Inc.	23,570	631,440

		$18,072,888

Medical & Health Technology & Services - 1.5%
DaVita, Inc. (a)	20,130	$1,276,242
Miraca Holdings, Inc.	11,100	338,378
Patterson Cos., Inc.	29,310	910,076

		$2,524,696

Medical Equipment - 3.3%
Medtronic, Inc.	37,740	$1,699,432
St. Jude Medical, Inc. (a)	38,480	1,579,604
Synthes, Inc.	11,510	1,436,567
Waters Corp. (a)	11,650	786,841

		$5,502,444

Metals & Mining - 2.9%
BHP Billiton PLC	72,590	$2,489,509
Iluka Resources Ltd. (a)	302,660	1,216,484
United States Steel Corp.	16,840	1,069,677

		$4,775,670

Natural Gas - Pipeline - 0.5%
Williams Cos., Inc.	38,930	$899,283

Network & Telecom - 1.4%
Cisco Systems, Inc. (a)	91,360	$2,378,101
Nortel Networks Corp. (a)	11,112	544

		$2,378,645

Oil Services - 1.8%
Halliburton Co.	59,320	$1,787,312
Schlumberger Ltd.	19,350	1,227,951

		$3,015,263

Other Banks & Diversified Financials - 3.2%
Banco Santander S.A., IEU	68,800	$850,352
China Construction Bank	2,522,000	2,065,869
Citigroup, Inc. (a)	122,300	495,315
ICICI Bank Ltd.	43,546	923,879
Unione di Banche Italiane ScpA	69,800	941,811

		$5,277,226

Pharmaceuticals - 3.8%
Johnson & Johnson	32,080	$2,091,616
Roche Holding AG	14,600	2,367,792
Sanofi-Aventis	26,060	1,942,575

		$6,401,983

Precious Metals & Minerals - 2.0%
Agnico-Eagle Mines Ltd.	9,390	$524,579
Teck Resources Ltd., “B” (a)	65,130	2,837,594

		$3,362,173

Railroad & Shipping - 0.7%
East Japan Railway Co.	16,300	$1,133,276

Specialty Chemicals - 2.4%
Akzo Nobel N.V.	24,160	$1,376,895
Linde AG	12,600	1,503,387
Praxair, Inc.	5,490	455,670
Symrise AG	27,210	647,924

		$3,983,876

Specialty Stores - 2.3%
Abercrombie & Fitch Co., “A”	25,410	$1,159,712
Esprit Holdings Ltd.	136,422	1,076,195
Limited Brands, Inc.	37,200	915,864
Staples, Inc.	25,930	606,503

		$3,758,274

Telecommunications - Wireless - 1.9%
America Movil S.A.B. de C.V., “L”, ADR	16,220	$816,515
Vodafone Group PLC	1,030,760	2,377,550

		$3,194,065

Telephone Services - 3.3%
American Tower Corp., “A” (a)	14,840	$632,332
AT&T, Inc.	63,220	1,633,603
China Unicom Ltd.	470,000	529,066
Royal KPN N.V.	117,900	1,867,905

2

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - continued
Virgin Media, Inc.	48,720	$840,907

		$5,503,813

Tobacco - 0.5%
Japan Tobacco, Inc.	239	$889,635

Trucking - 1.4%
Expeditors International of
Washington, Inc.	20,680	$763,506
TNT N.V.	24,237	694,979
Yamato Holdings Co. Ltd.	63,200	888,275

		$2,346,760

Utilities - Electric Power - 3.1%
American Electric Power Co., Inc.	24,240	$828,523
E.ON AG	16,194	597,883
Energias de Portugal S.A.	122,730	487,847
National Grid PLC	66,010	642,591
PG&E Corp.	30,030	1,273,873
Red Electrica de Espana	3,672	197,069
Tractebel Energia S.A.	35,420	398,148
Wisconsin Energy Corp.	15,660	773,761

		$5,199,695

Total Common Stocks		$164,285,742

MONEY MARKET FUNDS (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	1,380,615	$1,380,615

CALL OPTIONS PURCHASED - 0.2%
Metals & Mining - 0.1%
U.S. Steel Corp. - Oct 2010 @ $75	351	$156,195

Precious Metals & Minerals - 0.1%
Teck Resources Ltd. Cls B - Aug 2010 @ $60	2,086	$85,526

Total Call Options Purchased - 0.2%		241,721

Total Investments		$165,908,078

OTHER ASSETS, LESS LIABILITIES - 0.4%		678,298

NET ASSETS - 100.0%		$166,586,376

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2010, the value of securities pledged amounted to $177,885. At March 31, 2010 the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Global Research Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

4

MFS Global Research Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$164,527,463	$—	$—	$164,527,463
Mutual Funds	1,380,615	—	—	1,380,615

Total Investments	$165,908,078	$—	$—	$165,908,078

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $51,700,607 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$148,850,733

Gross unrealized appreciation	$25,309,282
Gross unrealized depreciation	(8,251,937)

Net unrealized appreciation (depreciation)	$17,057,345

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	100	7,254,434	(5,873,919)	1,380,615

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$236	$1,380,615

5

MFS Global Research Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

United States	53.3%
United Kingdom	8.9%
Switzerland	6.3%
Japan	4.4%
Netherlands	3.6%
Germany	3.5%
France	3.1%
Canada	2.5%
China	1.9%
Other Countries	12.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

MFS INVESTMENT MANAGEMENT

MFS® Research International Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.3%
Alcoholic Beverages - 1.1%
Heineken N.V.	48,480	$2,491,492

Apparel Manufacturers - 2.1%
Li & Fung Ltd.	208,000	$1,023,357
LVMH Moet Hennessy Louis Vuitton S.A.	32,290	3,774,226

		$4,797,583

Automotive - 0.9%
Bridgestone Corp.	115,300	$1,968,326

Broadcasting - 1.8%
Grupo Televisa S.A., ADR	23,490	$493,760
WPP Group PLC	343,984	3,565,229

		$4,058,989

Brokerage & Asset Managers - 3.3%
Aberdeen Asset Management PLC	431,900	$852,030
BM&F Bovespa S.A.	168,000	1,137,414
Deutsche Boerse AG	30,270	2,243,724
Hong Kong Exchanges & Clearing Ltd.	109,100	1,821,085
Nomura Holdings, Inc.	224,500	1,654,514

		$7,708,767

Business Services - 1.8%
Mitsubishi Corp.	96,000	$2,515,777
Nomura Research, Inc.	76,900	1,752,027

		$4,267,804

Chemicals - 0.5%
Monsanto Co.	16,340	$1,167,003

Computer Software - Systems - 2.4%
Acer, Inc.	723,890	$2,138,072
Konica Minolta Holdings, Inc.	171,500	2,001,353
Ricoh Co. Ltd.	90,000	1,405,498

		$5,544,923

Conglomerates - 5.9%
Hutchison Whampoa Ltd.	259,000	$1,894,735
Keppel Corp. Ltd.	517,000	3,370,414
MAN SE	12,541	1,049,849
Siemens AG	44,750	4,481,745
Tomkins PLC	760,720	2,724,365

		$13,521,108

Construction - 0.8%
Geberit AG	7,263	$1,299,818
Urbi Desarrollos Urbanos S.A. de C.V. (a)	220,490	522,346

		$1,822,164

Consumer Products - 1.3%
Kimberly-Clark de Mexico S.A. de C.V., “A”	119,000	$674,803
Reckitt Benckiser Group PLC	43,100	2,365,670

		$3,040,473

Electrical Equipment - 1.4%
Legrand S.A.	16,100	$508,627
Schneider Electric S.A.	23,069	2,705,774

		$3,214,401

Electronics - 1.9%
Samsung Electronics Co. Ltd.	2,695	$1,948,394
Taiwan Semiconductor Manufacturing Co. Ltd.	1,263,804	2,447,382

		$4,395,776

Energy - Independent - 1.9%
CNOOC Ltd.	409,000	$673,216
Cobalt International Energy, Inc. (a)	39,020	530,672
INPEX Corp.	182	1,335,458
SouthGobi Energy Resources Ltd. (a)	5,700	89,711
Talisman Energy, Inc.	61,170	1,043,560
Tullow Oil PLC	41,650	790,048

		$4,462,665

Energy - Integrated - 5.5%
BG Group PLC	119,790	$2,073,215
Exxon Mobil Corp.	33,210	2,224,406
Royal Dutch Shell PLC, “A”	166,160	4,816,020
Suncor Energy, Inc.	24,980	812,376
TOTAL S.A.	48,640	2,823,599

		$12,749,616

Engineering - Construction - 1.0%
JGC Corp.	123,000	$2,194,502

Food & Beverages - 4.4%
Groupe Danone	52,360	$3,154,115
Nestle S.A.	135,739	6,951,732

		$10,105,847

Food & Drug Stores - 0.9%
Lawson, Inc.	48,500	$2,069,901

Insurance - 5.2%
Amlin PLC	73,671	$433,879
China Pacific Insurance Co. Ltd. (a)	377,200	1,671,208
Dai-ichi Life Insurance Co. Ltd.	936	1,481,741
Hiscox Ltd.	168,950	857,852
ING Groep N.V. (a)	390,240	3,896,159
SNS REAAL Groep N.V. (a)	124,530	780,600
Zurich Financial Services Ltd.	11,520	2,953,202

		$12,074,641

Leisure & Toys - 0.2%
Sankyo Co. Ltd.	7,400	$366,082

Machinery & Tools - 1.1%
Beml Ltd.	27,960	$653,677
Glory Ltd.	78,700	1,954,663

		$2,608,340

Major Banks - 11.3%
Bank of China Ltd.	3,505,000	$1,868,912
BNP Paribas	73,749	5,663,775
BOC Hong Kong Holdings Ltd.	290,000	691,735
Commonwealth Bank of Australia	29,290	1,512,961
Credit Suisse Group AG	55,090	2,839,664

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
HSBC Holdings PLC	520,161	$5,272,817
Julius Baer Group Ltd.	33,066	1,199,521
KBC Group N.V. (a)	24,070	1,165,652
Sumitomo Mitsui Financial Group, Inc.	90,800	3,001,091
Westpac Banking Corp.	116,140	2,967,073

		$26,183,201

Medical & Health Technology & Services - 0.5%
Miraca Holdings, Inc.	20,100	$612,739
Rhoen-Klinikum AG	20,700	529,813

		$1,142,552

Medical Equipment - 0.8%
Synthes, Inc.	15,450	$1,928,319

Metals & Mining - 2.8%
BHP Billiton PLC	145,490	$4,989,649
Iluka Resources Ltd. (a)	348,530	1,400,849

		$6,390,498

Natural Gas - Distribution - 2.3%
GDF SUEZ	70,210	$2,712,114
Tokyo Gas Co. Ltd.	601,000	2,648,540

		$5,360,654

Network & Telecom - 2.0%
Ericsson, Inc., “B”	150,200	$1,583,001
Nokia Oyj	191,700	2,985,344

		$4,568,345

Oil Services - 0.9%
Noble Corp.	25,550	$1,068,501
Schlumberger Ltd.	17,150	1,088,339

		$2,156,840

Other Banks & Diversified Financials - 5.6%
Aeon Credit Service Co. Ltd.	122,200	$1,450,872
Banco Santander Brasil S.A., ADR (l)	152,200	1,891,846
China Construction Bank	3,216,000	2,634,351
HDFC Bank Ltd., ADR	13,830	1,927,764
ICICI Bank Ltd.	88,269	1,872,730
ICICI Bank Ltd., ADR	10,100	431,270
Unione di Banche Italiane ScpA	196,313	2,648,851

		$12,857,684

Pharmaceuticals - 6.3%
Bayer AG	35,369	$2,392,380
Merck KGaA	7,150	579,429
Roche Holding AG	34,670	5,622,695
Sanofi-Aventis	60,250	4,491,180
Santen, Inc.	50,500	1,515,702

		$14,601,386

Precious Metals & Minerals - 1.8%
Lihir Gold Ltd.	384,255	$1,068,413
Teck Resources Ltd., “B” (a)	71,160	3,100,310

		$4,168,723

Printing & Publishing - 0.8%
Reed Elsevier PLC	218,110	$1,739,309

Railroad & Shipping - 1.3%
East Japan Railway Co.	43,300	$3,010,482

Specialty Chemicals - 4.1%
Akzo Nobel N.V.	64,080	$3,651,964
Linde AG	31,950	3,812,161
Symrise AG	83,959	1,999,229

		$9,463,354

Specialty Stores - 1.9%
Esprit Holdings Ltd.	279,413	$2,204,211
Industria de Diseno Textil S.A.	34,480	2,272,870

		$4,477,081

Telecommunications - Wireless - 3.8%
America Movil S.A.B. de C.V., “L”, ADR	14,440	$726,910
KDDI Corp.	303	1,568,638
Vivo Participacoes S.A., ADR	35,380	959,152
Vodafone Group PLC	2,436,710	5,620,512

		$8,875,212

Telephone Services - 2.0%
China Unicom Ltd.	1,142,000	$1,285,518
PT XL Axiata Tbk (a)(z)	1,062,500	408,676
Royal KPN N.V.	181,970	2,882,974

		$4,577,168

Tobacco - 0.8%
Japan Tobacco, Inc.	498	$1,853,717

Trucking - 2.3%
TNT N.V.	89,293	$2,560,415
Yamato Holdings Co. Ltd.	196,300	2,758,992

		$5,319,407

Utilities - Electric Power - 2.6%
CEZ AS	23,450	$1,107,733
Cheung Kong Infrastructure Holdings Ltd.	149,000	576,675
E.ON AG	119,881	4,426,010

		$6,110,418

Total Common Stocks		$229,414,753

MONEY MARKET FUNDS (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	3,599,183	$3,599,183

COLLATERAL FOR SECURITIES LOANED - 0.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	221,850	$221,850

Total Investments		$233,235,786

OTHER ASSETS, LESS LIABILITIES - (0.9)%		(2,151,578)

NET ASSETS - 100.0%		$231,084,208

(a)	Non-income producing security.

2

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Research International Portfolio

(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
PT XL Axiata Tbk	3/29/10 - 3/30/10	$393,983	$408,676
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research International Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$37,638,875	$1,481,741	$—	$39,120,616
United Kingdom	36,100,594	—	—	36,100,594
France	25,833,409	—	—	25,833,409
Switzerland	22,794,951	—	—	22,794,951
Germany	21,514,340	—	—	21,514,340
Netherlands	16,263,609	—	—	16,263,609
Hong Kong	8,211,798	—	—	8,211,798
China	8,133,205	—	—	8,133,205
Australia	6,949,296	—	—	6,949,296
Other Countries	44,492,935	—	—	44,492,935
Mutual Funds	3,821,033	—	—	3,821,033

Total Investments	$231,754,045	$1,481,741	$—	$233,235,786

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Research International Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(1) Investment Valuations - continued

Of the Level 1 investments presented above, equity investments amounting to $155,154,311 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due of events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$228,628,704

Gross unrealized appreciation	$17,953,872
Gross unrealized depreciation	(13,346,790)

Net unrealized appreciation (depreciation)	$4,607,082

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,132,603	14,626,109	(14,159,529)	3,599,183

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$897	$3,599,183

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

Japan	16.9%
United Kingdom	15.6%
France	11.2%
Switzerland	9.9%
Germany	9.3%
Netherlands	7.0%
Hong Kong	3.6%
China	3.5%
Australia	3.0%
Other Countries	20.0%

5

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 95.7%
Aerospace - 0.5%
BE Aerospace, Inc., 8.5%, 2018	$45,000	$48,038
Bombardier, Inc., 7.5%, 2018 (z)	55,000	57,338
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	75,000	57,938
Oshkosh Corp., 8.25%, 2017 (n)	5,000	5,163
Oshkosh Corp., 8.5%, 2020 (n)	30,000	31,050
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	60,000	61,500

		$261,027

Airlines - 0.3%
American Airlines Pass-Through Trust, 7.377%, 2019	$37,579	$31,191
Continental Airlines, Inc., 7.339%, 2014	126,000	122,823
Delta Air Lines, Inc., 7.711%, 2011	25,000	24,875

		$178,889

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016	$50,000	$51,750
Levi Strauss & Co., 9.75%, 2015	35,000	36,663

		$88,413

Asset Backed & Securitized - 4.4%
Anthracite Ltd., CDO, 6%, 2037 (z)	$200,000	$10,000
ARCap REIT, Inc., CDO, “H”, 6.079%, 2045 (z)	200,000	10,500
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040 (z)	197,554	71,614
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	92,940	93,869
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	105,133	108,584
Crest Ltd., “A1” CDO, FRN, 0.767%, 2018 (z)	158,918	117,599
Crest Ltd., CDO, 7%, 2040	270,000	13,500
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	201,893	212,783
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	265,000	271,970
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	250,000	90,000
Falcon Franchise Loan LLC, FRN, 2.997%, 2023 (i)(z)	387,315	17,623
Falcon Franchise Loan LLC, FRN, 3.658%, 2025 (i)(z)	556,613	38,963
First Union-Lehman Brothers Bank of America, FRN, 0.373%, 2035 (i)	2,431,605	48,284
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	90,877	95,384
GMAC LLC, FRN, 6.02%, 2033 (z)	350,000	340,324
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	150,000	154,399
Morgan Stanley Capital I, Inc., FRN, 1.211%, 2039 (i)(z)	2,303,335	31,763
Prudential Securities Secured Financing Corp., FRN, 7.165%, 2013 (z)	411,000	369,788
Salomon Brothers Mortgage Securities, Inc., FRN, 6.842%, 2032 (z)	210,129	220,532

		$2,317,479

Automotive - 1.2%
Allison Transmission, Inc., 11%, 2015 (n)	$75,000	$79,875
Ford Motor Credit Co. LLC, 12%, 2015	330,000	394,250
Goodyear Tire & Rubber Co., 10.5%, 2016	75,000	81,000
Johnson Controls, Inc., 5.25%, 2011	60,000	62,000

		$617,125

Basic Industry - 0.1%
TriMas Corp., 9.75%, 2017 (n)	$55,000	$56,925

Broadcasting - 2.4%
Allbritton Communications Co., 7.75%, 2012	$81,000	$81,203
CBS Corp., 5.75%, 2020	40,000	40,172
Intelsat Jackson Holdings Ltd., 9.5%, 2016	145,000	154,425
Lamar Media Corp., “C”, 6.625%, 2015	70,000	67,288
LBI Media, Inc., 8.5%, 2017 (z)	55,000	47,300
LIN TV Corp., 6.5%, 2013	90,000	88,650
Local TV Finance LLC, 10%, 2015 (p)(z)	132,300	82,614
Newport Television LLC, 13.75%, 2017 (n)(p)	85,222	67,527
News America, Inc., 6.4%, 2035	220,000	224,653
News America, Inc., 6.9%, 2039	47,000	51,308
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	89,551	72,437
Nexstar Broadcasting Group, Inc., 7%, 2014	30,000	24,300
Salem Communications Corp., 9.625%, 2016	15,000	15,675
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	25,000	26,313
SIRIUS XM Radio, Inc., 8.75%, 2015 (z)	30,000	29,888
Univision Communications, Inc., 12%, 2014 (n)	25,000	27,375
Univision Communications, Inc., 10.5%, 2015 (n)(p)	160,624	137,601

		$1,238,729

Brokerage & Asset Managers - 1.1%
Ameriprise Financial, Inc., 5.3%, 2020	$30,000	$30,349
BlackRock, Inc., 3.5%, 2014	130,000	131,597
Janus Capital Group, Inc., 6.95%, 2017	70,000	69,596

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Brokerage & Asset Managers - continued
Nuveen Investments, Inc., 10.5%, 2015	$50,000	$48,500
TD AMERITRADE Holding Corp., 5.6%, 2019	310,000	313,184

		$593,226

Building - 1.8%
Associated Materials, Inc., 11.25%, 2014	$50,000	$51,438
Building Materials Holding Corp., 7%, 2020 (n)	30,000	30,375
CEMEX Finance LLC, 9.5%, 2016 (n)	188,000	194,580
CRH PLC, 8.125%, 2018	120,000	141,312
Lafarge S.A., 6.15%, 2011	330,000	344,693
Masco Corp., 7.125%, 2020	20,000	20,204
Nortek, Inc., 11%, 2013	105,288	112,921
Ply Gem Industries, Inc., 11.75%, 2013	35,000	36,925

		$932,448

Business Services - 0.6%
First Data Corp., 9.875%, 2015	$120,000	$103,500
First Data Corp., 11.25%, 2016	45,000	36,000
Iron Mountain, Inc., 6.625%, 2016	60,000	59,550
Iron Mountain, Inc., 8.375%, 2021	25,000	26,000
SunGard Data Systems, Inc., 10.25%, 2015	91,000	95,664

		$320,714

Cable TV - 2.1%
Cablevision Systems Corp., 8.625%, 2017 (n)	$20,000	$21,150
CCO Holdings LLC, 8.75%, 2013	165,000	169,125
Charter Communications, Inc., 10.875%, 2014 (n)	25,000	27,969
CSC Holdings, Inc., 8.5%, 2014 (n)	80,000	85,200
DIRECTV Holdings LLC, 5.875%, 2019 (n)	70,000	72,848
Mediacom LLC, 9.125%, 2019 (n)	55,000	56,719
TCI Communications, Inc., 9.8%, 2012	245,000	277,939
Time Warner Cable, Inc., 8.25%, 2019	190,000	229,917
Videotron LTEE, 6.875%, 2014	35,000	35,525
Virgin Media Finance PLC, 9.125%, 2016	100,000	106,250

		$1,082,642

Chemicals - 1.9%
Ashland, Inc., 9.125%, 2017 (n)	$110,000	$123,200
Dow Chemical Co., 8.55%, 2019	260,000	314,533
Hexion Finance Escrow LLC, 8.875%, 2018 (n)	55,000	54,175
Hexion Specialty Chemicals, Inc., 9.75%, 2014	45,000	45,900
Innophos Holdings, Inc., 8.875%, 2014	85,000	87,550
Lumena Resources Corp., 12%, 2014 (n)	127,000	112,551
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	65,000	73,450
Momentive Performance Materials, Inc., 11.5%, 2016	41,000	38,130
Nalco Finance Holdings, Inc., 9%, 2014	115,000	118,450
Solutia, Inc., 7.875%, 2020	40,000	40,500

		$1,008,439

Computer Software - Systems - 0.1%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$45,000	$46,350

Construction - 0.8%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$123,000	$131,918
Lennar Corp., 5.125%, 2010	270,000	271,688

		$403,606

Consumer Products - 0.8%
ACCO Brands Corp., 10.625%, 2015 (n)	$5,000	$5,463
ACCO Brands Corp., 7.625%, 2015	25,000	23,406
Central Garden & Pet Co., 8.25%, 2018	40,000	40,550
Easton-Bell Sports, Inc., 9.75%, 2016 (z)	30,000	31,575
Hasbro, Inc., 6.125%, 2014	40,000	43,888
Jarden Corp., 7.5%, 2017	65,000	65,894
Libbey Glass, Inc., 10%, 2015 (n)	45,000	47,363
Visant Holding Corp., 8.75%, 2013	40,000	41,000
Whirlpool Corp., 8%, 2012	91,000	100,014

		$399,153

Consumer Services - 0.9%
KAR Holdings, Inc., 10%, 2015	$30,000	$31,500
KAR Holdings, Inc., FRN, 4.248%, 2014	35,000	32,375
Realogy Corp., 10.5%, 2014	10,000	8,625
Service Corp. International, 7%, 2017	135,000	132,300
Ticketmaster Entertainment, Inc., 10.75%, 2016	40,000	44,600
Western Union Co., 5.4%, 2011	230,000	245,881

		$495,281

Containers - 0.5%
Ball Corp., 6.75%, 2020	$15,000	$15,263
Graham Packaging Holdings Co., 9.875%, 2014	100,000	103,750
Greif, Inc., 6.75%, 2017	125,000	126,875
Owens-Brockway Glass Container, Inc., 8.25%, 2013	40,000	40,500

		$286,388

Defense Electronics - 0.6%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$212,000	$220,495
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	65,169

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Defense Electronics - continued
L-3 Communications Corp., 5.875%, 2015	$50,000	$50,875

		$336,539

Electronics - 0.3%
Flextronics International Ltd., 6.25%, 2014	$33,000	$33,413
Freescale Semiconductor, Inc., 8.875%, 2014	50,000	47,750
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	25,000	26,906
Jabil Circuit, Inc., 7.75%, 2016	50,000	52,625

		$160,694

Emerging Market Quasi-Sovereign - 1.5%
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	$100,000	$128,500
Korea Development Bank, 4.375%, 2015	100,000	101,495
Majapahit Holding B.V., 7.75%, 2020 (n)	112,000	121,520
Petrobras International Finance Co., 7.875%, 2019	117,000	136,838
Petroleos Mexicanos, 6%, 2020 (n)	51,000	52,275
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	250,000	266,720

		$807,348

Emerging Market Sovereign - 0.5%
Republic of Argentina, FRN, 0.389%, 2012	$63,338	$56,878
Republic of Philippines, 6.375%, 2034	100,000	98,000
Republic of South Africa, 5.5%, 2020	113,000	114,413
United Mexican States, 5.95%, 2019	6,000	6,480

		$275,771

Energy - Independent - 2.7%
Chaparral Energy, Inc., 8.875%, 2017	$70,000	$64,050
Chesapeake Energy Corp., 9.5%, 2015	20,000	21,750
Chesapeake Energy Corp., 6.375%, 2015	120,000	117,900
EnCana Corp., 6.5%, 2019	100,000	111,535
Forest Oil Corp., 8.5%, 2014	20,000	21,100
Hilcorp Energy I LP, 9%, 2016 (n)	85,000	88,400
Linn Energy LLC, 8.625%, 2020 (z)	15,000	15,019
McMoRan Exploration Co., 11.875%, 2014	50,000	53,750
Newfield Exploration Co., 6.625%, 2014	60,000	61,650
OPTI Canada, Inc., 8.25%, 2014	55,000	51,700
Penn Virginia Corp., 10.375%, 2016	70,000	75,950
Petrohawk Energy Corp., 10.5%, 2014	30,000	33,113
Pioneer Natural Resources Co., 6.875%, 2018	55,000	54,969
Pioneer Natural Resources Co., 7.5%, 2020	50,000	51,445
Plains Exploration & Production Co., 7%, 2017	110,000	108,350
Questar Market Resources, Inc., 6.8%, 2020	122,000	132,714
Quicksilver Resources, Inc., 8.25%, 2015	55,000	56,100
Range Resources Corp., 8%, 2019	45,000	48,038
SandRidge Energy, Inc., 8%, 2018 (n)	75,000	71,250
Southwestern Energy Co., 7.5%, 2018	55,000	59,675
Talisman Energy, Inc., 7.75%, 2019	20,000	23,831
Williams Cos., Inc., FRN, 2.25%, 2010 (n)	120,000	119,953

		$1,442,242

Energy - Integrated - 0.8%
Cenovus Energy, Inc., 4.5%, 2014 (n)	$60,000	$62,598
Hess Corp., 8.125%, 2019	60,000	73,137
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	100,000	108,500
Petro-Canada, 5%, 2014	170,000	179,352

		$423,587

Entertainment - 0.5%
AMC Entertainment, Inc., 11%, 2016	$65,000	$69,794
AMC Entertainment, Inc., 8.75%, 2019	55,000	57,750
Cinemark USA, Inc., 8.625%, 2019	75,000	79,031
GWR Operating Partnership LLP, 10.875%, 2017 (z)	35,000	34,125

		$240,700

Financial Institutions - 2.3%
CIT Group, Inc., 7%, 2014	$65,000	$61,425
CIT Group, Inc., 7%, 2017	155,000	142,988
General Electric Capital Corp., 6%, 2019	50,000	52,833
General Electric Capital Corp., 5.5%, 2020	110,000	112,229
General Electric Capital Corp., FRN, 0.378%, 2012	170,000	166,627
GMAC, Inc., 7%, 2012	20,000	20,350
GMAC, Inc., 6.75%, 2014	110,000	109,450
GMAC, Inc., 8%, 2031	151,000	144,205
International Lease Finance Corp., 5.625%, 2013	140,000	132,058
International Lease Finance Corp., 8.75%, 2017 (z)	30,000	30,691
Nationstar Mortgage LLC, 10.875%, 2015 (z)	25,000	24,125
ORIX Corp., 5.48%, 2011	200,000	207,059

		$1,204,040

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Food & Beverages - 2.0%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)		$220,000	$261,664
ARAMARK Corp., 8.5%, 2015		50,000	51,125
Constellation Brands, Inc., 7.25%, 2016		25,000	25,688
Dean Foods Co., 7%, 2016		65,000	63,700
Del Monte Foods Co., 6.75%, 2015		90,000	92,700
Kraft Foods, Inc., 6.125%, 2018		170,000	185,259
Michael Foods, Inc., 8%, 2013		110,000	113,025
Pinnacle Foods Finance LLC, 9.25%, 2015		65,000	66,625
Smithfield Foods, Inc., 7.75%, 2017		30,000	29,475
TreeHouse Foods, Inc., 7.75%, 2018		40,000	41,500
Tyson Foods, Inc., 7.85%, 2016		120,000	129,000

			$1,059,761

Forest & Paper Products - 1.3%
Boise, Inc., 8%, 2020 (z)		$45,000	$45,000
Buckeye Technologies, Inc., 8.5%, 2013		56,000	57,260
Cascades, Inc., 7.75%, 2017 (n)		35,000	35,263
Georgia-Pacific Corp., 7.125%, 2017 (n)		60,000	62,400
Georgia-Pacific Corp., 8%, 2024		80,000	84,800
Georgia-Pacific Corp., 7.25%, 2028		15,000	14,850
Graphic Packaging International Corp., 9.5%, 2013		40,000	41,000
Grupo Papelero Scribe S.A., 8.875%, 2020 (z)		101,000	100,896
Jefferson Smurfit Corp., 8.25%, 2012 (d)		25,000	22,250
Millar Western Forest Products Ltd., 7.75%, 2013		125,000	106,563
Votorantim Participacoes S.A., 6.75%, 2021 (z)		100,000	98,750

			$669,032

Gaming & Lodging - 1.8%
Boyd Gaming Corp., 6.75%, 2014		$45,000	$39,263
Firekeepers Development Authority, 13.875%, 2015 (n)		65,000	75,238
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		95,000	1,069
Gaylord Entertainment Co., 6.75%, 2014		45,000	43,088
Harrah’s Operating Co., Inc., 11.25%, 2017		20,000	21,550
Harrah’s Operating Co., Inc., 10%, 2018		4,000	3,310
Harrah’s Operating Co., Inc., 10%, 2018		52,000	43,030
Host Hotels & Resorts, Inc., 6.75%, 2016		60,000	60,150
Host Hotels & Resorts, Inc., 9%, 2017 (n)		15,000	16,200
Marriott International, Inc., 5.625%, 2013		120,000	127,676
MGM Mirage, 10.375%, 2014 (n)		5,000	5,513
MGM Mirage, 7.5%, 2016		65,000	54,113
MGM Mirage, 11.125%, 2017 (n)		20,000	22,500
MGM Mirage, 11.375%, 2018 (n)		75,000	72,375
MGM Mirage, 9%, 2020 (n)		30,000	30,900
Midwest Gaming, Inc., 11.625%, 2016 (z)		15,000	14,841
Penn National Gaming, Inc., 8.75%, 2019 (n)		50,000	50,750
Pinnacle Entertainment, Inc., 7.5%, 2015		45,000	38,925
Royal Caribbean Cruises Ltd., 7%, 2013		20,000	20,250
Royal Caribbean Cruises Ltd., 11.875%, 2015		35,000	41,213
Scientific Games Corp., 6.25%, 2012		65,000	64,513
Station Casinos, Inc., 6%, 2012 (d)		50,000	3,375
Station Casinos, Inc., 6.5%, 2014 (d)		150,000	188
Station Casinos, Inc., 6.875%, 2016 (d)		140,000	175
Wyndham Worldwide Corp., 6%, 2016		90,000	89,158

			$939,363

Industrial - 0.6%
Altra Holdings, Inc., 8.125%, 2016 (n)		$35,000	$35,569
Aquilex Corp., 11.125%, 2016 (n)		10,000	10,750
Baldor Electric Co., 8.625%, 2017		90,000	95,175
Great Lakes Dredge & Dock Corp., 7.75%, 2013		45,000	45,394
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		30,000	31,050
Steelcase, Inc., 6.5%, 2011		117,000	120,349

			$338,287

Insurance - 2.8%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	$335,799
ING Groep N.V., 5.775% to 2015, FRN to 2049		$490,000	417,235
Metropolitan Life Global Funding, 2.875%, 2012 (n)		160,000	162,640
Metropolitan Life Global Funding, 5.125%, 2014 (n)		80,000	84,735
Principal Financial Group, Inc., 8.875%, 2019		130,000	156,111
Prudential Financial, Inc., 6.2%, 2015		130,000	141,911
Unum Group, 7.125%, 2016		160,000	173,926

			$1,472,357

Insurance - Property & Casualty - 1.0%
AXIS Capital Holdings Ltd., 5.75%, 2014		$205,000	$213,801
AXIS Specialty Finance LLC, 5.875%, 2020		50,000	49,340
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		80,000	89,600
PartnerRe Ltd., 5.5%, 2020		107,000	105,984

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Insurance - Property & Casualty - continued
USI Holdings Corp., 9.75%, 2015 (z)		$75,000	$70,875

			$529,600

International Market Quasi-Sovereign - 2.3%
Bank of Ireland, 2.75%, 2012 (n)		$130,000	$129,439
Canada Housing Trust, 4.6%, 2011 (n)	CAD	120,000	123,451
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$230,000	258,089
ING Bank N.V., 3.9%, 2014 (n)		190,000	199,433
Irish Life & Permanent PLC, 3.6%, 2013 (n)		200,000	199,579
LeasePlan Corp. N.V., 3%, 2012 (n)		90,000	92,999
Swedbank AB, 2.8%, 2012 (n)		100,000	102,587
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	102,170

			$1,207,747

International Market Sovereign - 13.6%
Federal Republic of Germany, 5.25%, 2010	EUR	212,000	$289,694
Federal Republic of Germany, 3.75%, 2015	EUR	375,000	543,939
Federal Republic of Germany, 4.25%, 2018	EUR	265,000	392,573
Federal Republic of Germany, 6.25%, 2030	EUR	139,000	251,009
Government of Canada, 4.5%, 2015	CAD	92,000	97,502
Government of Canada, 5.75%, 2033	CAD	17,000	20,786
Government of Japan, 1.5%, 2012	JPY	21,000,000	231,056
Government of Japan, 1.3%, 2014	JPY	45,000,000	497,935
Government of Japan, 1.7%, 2017	JPY	63,000,000	710,244
Government of Japan, 2.2%, 2027	JPY	20,000,000	218,681
Government of Japan, 2.4%, 2037	JPY	21,000,000	229,670
Kingdom of Belgium, 5.5%, 2017	EUR	124,000	195,282
Kingdom of Spain, 5.35%, 2011	EUR	484,000	696,272
Kingdom of Spain, 4.6%, 2019	EUR	20,000	28,867
Kingdom of the Netherlands, 3.75%, 2014	EUR	164,000	237,384
Kingdom of the Netherlands, 5.5%, 2028	EUR	38,000	62,569
Republic of Austria, 4.65%, 2018	EUR	85,000	127,311
Republic of France, 4.75%, 2012	EUR	138,000	202,731
Republic of France, 6%, 2025	EUR	116,000	196,084
Republic of France, 4.75%, 2035	EUR	156,000	235,512
Republic of Ireland, 4.6%, 2016	EUR	177,000	252,577
Republic of Italy, 4.75%, 2013	EUR	281,000	410,294
Republic of Italy, 5.25%, 2017	EUR	319,000	488,829
United Kingdom Treasury, 8%, 2015	GBP	144,000	276,449
United Kingdom Treasury, 8%, 2021	GBP	54,000	110,696
United Kingdom Treasury, 4.25%, 2036	GBP	75,000	109,129

			$7,113,075

Local Authorities - 0.6%
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043		$160,000	$161,061
Province of Ontario, 5.45%, 2016		145,000	159,813

			$320,874

Machinery & Tools - 0.7%
Atlas Copco AB, 5.6%, 2017 (n)		$214,000	$221,826
Case New Holland, Inc., 7.125%, 2014		75,000	75,938
Rental Service Corp., 9.5%, 2014		70,000	69,300

			$367,064

Major Banks - 4.7%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$460,000	$346,150
Bank of America Corp., 7.375%, 2014		65,000	73,095
Bank of America Corp., 8% to 2018, FRN to 2049		70,000	71,423
Barclays Bank PLC, 5.125%, 2020		130,000	128,189
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		108,000	95,040
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	96,500
Commonwealth Bank of Australia, 5%, 2019 (n)		140,000	140,704
Credit Suisse New York, 5.5%, 2014		130,000	141,496
Goldman Sachs Group, Inc., 6%, 2014		90,000	98,549
Goldman Sachs Group, Inc., 7.5%, 2019		153,000	174,848
JPMorgan Chase Capital XXVII, 7%, 2039		140,000	142,871
Macquarie Group Ltd., 6%, 2020 (n)		171,000	170,569
Merrill Lynch & Co., Inc., 6.4%, 2017		90,000	94,853
Morgan Stanley, 6%, 2014		100,000	108,014
Morgan Stanley, 7.3%, 2019		100,000	110,481
Morgan Stanley, 5.625%, 2019		100,000	99,647
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049		35,000	29,313
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		290,000	285,288
Wells Fargo & Co., 7.98% to 2018, FRN to 2049		78,000	81,510

			$2,488,540

Medical & Health Technology & Services - 4.0%
Biomet, Inc., 10%, 2017		$5,000	$5,513
Biomet, Inc., 11.625%, 2017		85,000	95,200
Cardinal Health, Inc., 5.8%, 2016		201,000	211,764
Community Health Systems, Inc., 8.875%, 2015		115,000	119,025
Cooper Cos., Inc., 7.125%, 2015		55,000	54,656
DaVita, Inc., 6.625%, 2013		33,000	33,206
DaVita, Inc., 7.25%, 2015		119,000	121,380
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		35,000	39,025
HCA, Inc., 6.375%, 2015		60,000	57,000
HCA, Inc., 9.25%, 2016		255,000	271,097
HCA, Inc., 8.5%, 2019 (n)		40,000	43,025
HealthSouth Corp., 8.125%, 2020		80,000	79,600

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Medical & Health Technology & Services - continued
Hospira, Inc., 5.55%, 2012	$110,000	$116,982
Hospira, Inc., 6.05%, 2017	100,000	107,407
McKesson Corp., 5.7%, 2017	90,000	96,381
Owens & Minor, Inc., 6.35%, 2016	170,000	163,319
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	10,000	10,188
Psychiatric Solutions, Inc., 7.75%, 2015	45,000	45,844
Tenet Healthcare Corp., 9.25%, 2015	85,000	89,144
U.S. Oncology, Inc., 10.75%, 2014	65,000	67,600
United Surgical Partners International, Inc., 8.875%, 2017	15,000	15,563
United Surgical Partners International, Inc., 9.25%, 2017 (p)	25,000	25,875
Universal Hospital Services, Inc., 8.5%, 2015 (p)	75,000	74,625
Universal Hospital Services, Inc., FRN, 3.859%, 2015	20,000	17,050
Vanguard Health Systems, Inc., 8%, 2018 (z)	30,000	29,175
VWR Funding, Inc., 10.25%, 2015 (p)	84,500	89,570

		$2,079,214

Metals & Mining - 1.5%
Arch Western Finance LLC, 6.75%, 2013	$95,000	$95,356
Bumi Capital Pte Ltd., 12%, 2016 (n)	142,000	155,135
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	45,000	45,900
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	45,000	46,125
CONSOL Energy, Inc., 8%, 2017 (z)	35,000	35,963
CONSOL Energy, Inc., 8.25%, 2020 (z)	20,000	20,550
FMG Finance Ltd., 10.625%, 2016 (n)	60,000	69,150
Gerdau Holdings, Inc., 7%, 2020 (n)	137,000	144,535
Peabody Energy Corp., 7.375%, 2016	15,000	15,863
Peabody Energy Corp., “B”, 6.875%, 2013	100,000	101,125
Rio Tinto Finance USA Ltd., 5.875%, 2013	40,000	43,968
U.S. Steel Corp., 7.375%, 2020	35,000	35,088

		$808,758

Mortgage Backed - 0.8%
Fannie Mae, 6.5%, 2032	$153,812	$169,940
Fannie Mae, 5.5%, 2034 (f)	217,441	230,762

		$400,702

Natural Gas - Distribution - 0.4%
AmeriGas Partners LP, 7.125%, 2016	$100,000	$101,000
Ferrellgas Partners LP, 8.625%, 2020	30,000	30,000
Inergy LP, 6.875%, 2014	85,000	85,000

		$216,000

Natural Gas - Pipeline - 2.0%
Atlas Pipeline Partners LP, 8.125%, 2015	$50,000	$48,250
Atlas Pipeline Partners LP, 8.75%, 2018	65,000	62,725
CenterPoint Energy, Inc., 7.875%, 2013	228,000	261,073
Crosstex Energy, Inc., 8.875%, 2018 (n)	20,000	20,625
El Paso Corp., 8.25%, 2016	55,000	58,713
El Paso Corp., 7%, 2017	50,000	51,029
El Paso Corp., 7.75%, 2032	25,000	24,565
Kinder Morgan Finance Corp., 5.35%, 2011	262,000	266,585
MarkWest Energy Partners LP, 6.875%, 2014	45,000	44,100
Spectra Energy Capital LLC, 8%, 2019	164,000	193,321

		$1,030,986

Network & Telecom - 3.0%
AT&T, Inc., 5.8%, 2019	$150,000	$160,342
Axtel S.A.B. de C.V., 9%, 2019 (n)	147,000	149,940
CenturyTel, Inc., 7.6%, 2039	150,000	144,593
Cincinnati Bell, Inc., 8.75%, 2018	55,000	55,481
Citizens Communications Co., 9%, 2031	20,000	19,500
France Telecom, 4.375%, 2014	120,000	126,492
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	115,000	123,338
Qwest Communications International, Inc., 8%, 2015 (n)	20,000	21,300
Qwest Communications International, Inc., 7.125%, 2018 (n)	50,000	51,625
Qwest Corp., 7.5%, 2014	140,000	152,950
Telecom Italia Capital, 4.875%, 2010	60,000	61,047
Telefonica S.A., 5.877%, 2019	150,000	160,655
Verizon Communications, Inc., 8.75%, 2018	140,000	175,631
Verizon New England, Inc., 6.5%, 2011	80,000	85,061
Windstream Corp., 8.625%, 2016	110,000	112,475

		$1,600,430

Oil Services - 0.7%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$55,000	$48,675
Basic Energy Services, Inc., 7.125%, 2016	20,000	17,400
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	45,000	45,956
Pioneer Drilling Co., 9.875%, 2018 (z)	35,000	34,650
Smith International, Inc., 9.75%, 2019	160,000	215,217

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Oil Services - continued
Trico Shipping A.S., 11.875%, 2014 (n)	$15,000	$14,325

		$376,223

Other Banks & Diversified Financials - 5.1%
Banco BMG S.A., 9.95%, 2019 (n)$	152,000	$166,353
Banco Santander (Brasil) S.A., 4.5%, 2015 (z)	100,000	99,770
Banco Votorantim S.A., 7.375%, 2020 (n)	130,000	134,713
Bank of Moscow Capital PLC, 6.699%, 2015 (z)	119,000	119,446
Bosphorus Financial Services Ltd., FRN, 2.05%, 2012 (z)	100,000	97,647
Capital One Financial Corp., 8.8%, 2019	250,000	302,065
Capital One Financial Corp., 10.25%, 2039	160,000	189,550
Citigroup, Inc., 6.375%, 2014	120,000	128,196
Citigroup, Inc., 5.5%, 2014	100,000	103,491
Citigroup, Inc., 8.5%, 2019	88,000	102,712
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	157,000	181,949
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	200,000	195,138
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	100,000	94,392
Svenska Handelsbanken AB, 4.875%, 2014 (n)	180,000	189,462
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	270,000	243,000
UFJ Finance Aruba AEC, 6.75%, 2013	159,000	178,242
VTB Capital S.A., 6.465%, 2015 (n)	158,000	161,555

		$2,687,681

Pharmaceuticals - 0.7%
Pfizer, Inc., 6.2%, 2019	$230,000	$259,781
Teva Pharmaceutical Finance LLC, 5.55%, 2016	87,000	95,257

		$355,038

Pollution Control - 0.7%
Allied Waste North America, Inc., 7.125%, 2016	$205,000	$222,681
Republic Services, Inc., 5.25%, 2021 (n)	130,000	128,514

		$351,195

Precious Metals & Minerals - 0.4%
Teck Resources Ltd., 10.25%, 2016	$15,000	$17,850
Teck Resources Ltd., 10.75%, 2019	45,000	55,125
Teck Resources Ltd., 6.125%, 2035	137,000	125,013

		$197,988

Printing & Publishing - 0.7%
American Media Operations, Inc., 9%, 2013 (p)(z)	$6,167	$3,771
American Media Operations, Inc., 14%, 2013 (p)(z)	65,939	38,911
McClatchy Co., 11.5%, 2017 (n)	25,000	25,531
Nielsen Finance LLC, 10%, 2014	95,000	99,513
Nielsen Finance LLC, 11.5%, 2016	40,000	45,200
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	134,000	127,300
Tribune Co., 5.25%, 2015 (d)	60,000	19,200

		$359,426

Railroad & Shipping - 0.3%
Kansas City Southern Railway, 8%, 2015	$70,000	$72,713
Panama Canal Railway Co., 7%, 2026 (n)	96,400	78,566

		$151,279

Real Estate - 0.8%
Kimco Realty Corp., REIT, 6.875%, 2019	$36,000	$37,933
Simon Property Group, Inc., REIT, 6.1%, 2016	230,000	242,130
WEA Finance LLC, REIT, 6.75%, 2019 (n)	110,000	117,379

		$397,442

Retailers - 3.0%
AutoZone, Inc., 6.5%, 2014	$230,000	$254,599
Couche-Tard, Inc., 7.5%, 2013	135,000	137,025
Dollar General Corp., 11.875%, 2017 (p)	28,000	32,620
Express Parent LLC, 8.75%, 2018 (z)	35,000	35,700
Limited Brands, Inc., 5.25%, 2014	165,000	165,000
Limited Brands, Inc., 6.9%, 2017	40,000	40,800
Limited Brands, Inc., 6.95%, 2033	20,000	17,800
Macy’s, Inc., 5.75%, 2014	50,000	51,000
Macy’s, Inc., 8.875%, 2015	200,000	226,000
Macy’s, Inc., 5.9%, 2016	65,000	64,838
Macy’s, Inc., 6.375%, 2037	25,000	23,000
Neiman Marcus Group, Inc., 10.375%, 2015	80,000	82,600
QVC, Inc., 7.375%, 2020 (z)	40,000	40,200
Sally Beauty Holdings, Inc., 10.5%, 2016	110,000	119,900
Staples, Inc., 9.75%, 2014	140,000	169,726
Toys “R” Us, Inc., 7.625%, 2011	20,000	20,700
Toys “R” Us, Inc., 10.75%, 2017 (n)	50,000	55,750
Toys “R” Us, Inc., 8.5%, 2017 (n)	30,000	31,125

		$1,568,383

Specialty Stores - 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$76,000	$77,520

Supermarkets - 0.4%
Delhaize Group, 5.875%, 2014	$150,000	$164,018
SUPERVALU, Inc., 8%, 2016	35,000	35,438

		$199,456

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Supranational - 0.6%
Central American Bank, 4.875%, 2012 (n)	$305,000	$318,280

Telecommunications - Wireless - 1.9%
American Tower Corp., 4.625%, 2015	$80,000	$82,273
Clearwire Corp., 12%, 2015 (z)	15,000	15,300
Cricket Communications, Inc., 7.75%, 2016	35,000	36,313
Crown Castle International Corp., 9%, 2015	35,000	37,888
Crown Castle International Corp., 7.75%, 2017 (n)	25,000	27,250
Crown Castle International Corp., 7.125%, 2019	85,000	86,063
Crown Castle Towers LLC, 6.113%, 2020 (n)	157,000	164,228
Nextel Communications, Inc., 6.875%, 2013	50,000	48,750
NII Holdings, Inc., 10%, 2016 (n)	50,000	54,750
Rogers Cable, Inc., 5.5%, 2014	164,000	176,350
Sprint Nextel Corp., 8.375%, 2017	105,000	105,525
Sprint Nextel Corp., 8.75%, 2032	30,000	27,825
Wind Acquisition Finance S.A., 12%, 2015 (n)	106,000	114,480

		$976,995

Telephone Services - 0.1%
Frontier Communications Corp., 8.125%, 2018	$60,000	$60,000

Tobacco - 1.2%
Alliance One International, Inc., 10%, 2016 (n)	$35,000	$36,575
Altria Group, Inc., 9.25%, 2019	210,000	255,178
Lorillard Tobacco Co., 8.125%, 2019	63,000	69,407
Reynolds American, Inc., 6.75%, 2017	240,000	257,060

		$618,220

Transportation - 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$135,302	$148,156

Transportation - Services - 0.7%
Commercial Barge Line Co., 12.5%, 2017	$60,000	$63,075
Erac USA Finance Co., 6.375%, 2017 (n)	180,000	194,752
Hertz Corp., 8.875%, 2014	115,000	118,163

		$375,990

U.S. Government Agencies and Equivalents - 1.4%
Small Business Administration, 4.34%, 2024	$232,361	$240,146
Small Business Administration, 4.77%, 2024	194,254	203,815
Small Business Administration, 4.625%, 2025	140,159	146,237
Small Business Administration, 5.11%, 2025	130,824	138,812

		$729,010

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bonds, 4.5%, 2036	$12,000	$11,721

Utilities - Electric Power - 4.6%
AES Corp., 8%, 2017	$105,000	$106,575
Allegheny Energy, Inc., 5.75%, 2019 (n)	150,000	148,021
Beaver Valley Funding Corp., 9%, 2017	339,000	366,256
Calpine Corp., 8%, 2016 (n)	55,000	56,238
Colbun S.A., 6%, 2020 (n)	115,000	115,639
Duke Energy Corp., 3.35%, 2015	350,000	347,774
Dynegy Holdings, Inc., 7.5%, 2015 (n)	35,000	28,875
Dynegy Holdings, Inc., 7.5%, 2015	70,000	58,100
Dynegy Holdings, Inc., 7.75%, 2019	40,000	30,200
Edison Mission Energy, 7%, 2017	125,000	87,188
Enel Finance International S.A., 5.125%, 2019 (n)	287,000	283,646
Energy Future Holdings Corp., 10%, 2020 (n)	50,000	52,125
Exelon Generation Co. LLC, 5.2%, 2019	70,000	70,715
Exelon Generation Co. LLC, 6.25%, 2039	130,000	131,456
FirstEnergy Corp., 6.45%, 2011	9,000	9,546
Mirant North America LLC, 7.375%, 2013	110,000	109,725
NRG Energy, Inc., 7.375%, 2016	100,000	99,250
Pacific Gas & Electric Co., 4.2%, 2011	125,000	128,672
Texas Competitive Electric Holdings LLC, 10.25%, 2015	265,000	184,175

		$2,414,176

Total Bonds		$50,233,724

FLOATING RATE LOANS (g)(r) - 1.2%
Automotive - 0.5%
Accuride Corp., Term Loan, 9.75%, 2013	$10,170	$10,166
Allison Transmission, Inc., Term Loan B, 3%, 2014	84,226	80,045
Federal-Mogul Corp., Term Loan B, 2.16%, 2014	82,979	76,679
Ford Motor Co., Term Loan B, 3.25%, 2013	79,965	77,117

		$244,007

Broadcasting - 0.2%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$37,950	$36,553
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	32,339	28,215

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer			Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Broadcasting - continued
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)			$61,672	$53,809

				$118,577

Chemicals - 0.3%
LyondellBasell, DIP Term Loan, 9.16%, 2011 (q)			$12,923	$13,365
LyondellBasell, DIP Term Loan B- 3, 5.79%, 2010			38,356	40,772
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.74%, 2014			2,031	1,584
LyondellBasell, Dutch Tranche Term Loan, 3.74%, 2014			4,470	3,486
LyondellBasell, German Tranche Term Loan B-1, 3.99%, 2014			5,830	4,547
LyondellBasell, German Tranche Term Loan B-2, 3.99%, 2014			5,830	4,547
LyondellBasell, German Tranche Term Loan B-3, 3.99%, 2014			5,830	4,547
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.74%, 2014			7,615	5,940
LyondellBasell, U.S. Tranche Term Loan, 3.74%, 2014			14,509	11,317
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014			25,297	19,732
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014			25,297	19,732
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014			25,297	19,732

				$149,301

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$74,178	$4,822

Printing & Publishing - 0.1%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)			$78,518	$48,799

Specialty Stores - 0.0%
Michaels Stores, Inc., Term Loan B1, 2.53%, 2013			$19,265	$18,305

Utilities - Electric Power - 0.1%
Texas Competitive Electric Holdings Co. LLC, Term Loan B- 3, 3.73%, 2014			$67,916	$55,049

Total Floating Rate Loans				$638,860

CONVERTIBLE BONDS - 0.0%
Automotive - 0.0%
Accuride Corp., 7.5%, 2020			$10,182	$22,963

Total Convertible Bonds				$22,963

COMMON STOCKS - 0.2%
Automotive - 0.0%
Accuride Corp.			7,127	$9,372

Broadcasting - 0.1%
Dex One Corp.			754	$21,052
Supermedia, Inc.			47	1,922

				$22,974

Construction - 0.1%
Nortek, Inc.			944	$37,760

Printing & Publishing - 0.0%
American Media, Inc.			1,130	$3,242
World Color Press, Inc.			379	4,529

				$7,771

Total Common Stocks				$77,877

PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
GMAC, Inc., 7% (z)			65	$49,546

	Strike Price	First Exercise
WARRANTS - 0.0%
Printing & Publishing - 0.0%
World Color Press, Inc. (1 share for 1 warrant)	$16.30	8/26/09	214	$642
World Color Press, Inc. (1 share for 1 warrant)	$13.00	8/26/09	214	1,124

Total Warrants				$1,766

MONEY MARKET FUNDS (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value			361,903	$361,903

Total Investments				$51,386,639

OTHER ASSETS, LESS LIABILITIES - 2.1%				1,109,615

NET ASSETS - 100.0%				$52,496,254

(a)	Non-income producing security.

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Strategic Income Portfolio

(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,632,514, representing 20.25% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.079%, 2045	9/21/04	$174,233	$10,500
American Media Operations, Inc., 9%, 2013	1/29/09 - 10/15/09	4,304	3,771
American Media Operations, Inc., 14%, 2013	1/29/09 - 10/15/09	40,004	38,911
Anthracite Ltd., CDO, 6%, 2037	5/14/02	177,240	10,000
Banco Santander (Brasil) S.A., 4.5%, 2015	3/31/10	99,770	99,770
Bank of Moscow Capital PLC, 6.699%, 2015	3/04/10	119,000	119,446
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040	3/01/06	197,554	71,614
Boise, Inc., 8%, 2020	3/09/10 - 3/23/10	44,934	45,000
Bombardier, Inc., 7.5%, 2018	3/15/10 - 3/17/10	56,138	57,338
Bosphorus Financial Services Ltd., FRN, 2.05%, 2012	3/08/05	100,000	97,647
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	93,405	93,869
CONSOL Energy, Inc., 8%, 2017	3/25/10	35,000	35,963
CONSOL Energy, Inc., 8.25%, 2020	3/25/10	20,000	20,550
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	104,788	108,584
Clearwire Corp., 12%, 2015	3/08/10	15,188	15,300
Crest Ltd., “A1” CDO, FRN, 0.767%, 2018	1/21/10	117,511	117,599
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	260,953	271,970
Easton-Bell Sports, Inc., 9.75%, 2016	3/23/10	31,650	31,575
Express Parent LLC, 8.75%, 2018	3/02/10 - 3/03/10	35,091	35,700
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	232,226	90,000
Falcon Franchise Loan LLC, FRN, 2.997%, 2023	1/18/02	21,107	17,623
Falcon Franchise Loan LLC, FRN, 3.658%, 2025	1/29/03	57,862	38,963
GMAC LLC, FRN, 6.02%, 2033	11/17/00	344,630	340,324
GMAC, Inc., 7% (Preferred Stock)	12/26/08 - 3/12/10	49,443	49,546
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10	33,707	34,125
Grupo Papelero Scribe S.A., 8.875%, 2020	3/30/10	101,000	100,896
International Lease Finance Corp., 8.75%, 2017	3/17/10	29,244	30,691
LBI Media, Inc., 8.5%, 2017	7/18/07	54,093	47,300
Linn Energy LLC, 8.625%, 2020	3/30/10	14,633	15,019
Local TV Finance LLC, 10%, 2015	11/09/07 - 11/30/09	128,620	82,614
Midwest Gaming, Inc., 11.625%, 2016	3/31/10	14,841	14,841
Morgan Stanley Capital I, Inc., FRN, 1.211%, 2039	7/20/04	60,778	31,763
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	24,303	24,125
Pioneer Drilling Co., 9.875%, 2018	3/04/10 - 3/16/10	34,042	34,650
Prudential Securities Secured Financing Corp., FRN, 7.165%, 2013	12/06/04	456,290	369,788
QVC, Inc., 7.375%, 2020	3/17/10 - 3/26/10	40,150	40,200
SIRIUS XM Radio, Inc., 8.75%, 2015	3/12/10	30,000	29,888
Salomon Brothers Mortgage Securities, Inc., FRN, 6.842%, 2032	1/07/05	241,410	220,532

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Strategic Income Portfolio

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	$75,863	$70,875
Vanguard Health Systems, Inc., 8%, 2018	3/01/10 - 3/02/10	29,750	29,175
Votorantim Participacoes S.A., 6.75%, 2021	3/26/10	99,046	98,750

Total Restricted Securities			$3,096,795
% of Net Assets			5.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$38,641	$87,306	$3,242	$129,189
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	740,731	—	740,731
Non-U.S. Sovereign Debt	—	9,722,221	—	9,722,221
Corporate Bonds	—	28,166,303	—	28,166,303
Residential Mortgage-Backed Securities	—	400,702	—	400,702
Commercial Mortgage-Backed Securities	—	1,845,998	—	1,845,998
Asset-Backed Securities (including CDOs)	—	471,481	—	471,481
Foreign Bonds	—	8,909,251	—	8,909,251
Floating Rate Loans	—	638,860	—	638,860
Mutual Funds	361,903	—	—	361,903

Total Investments	$400,544	$50,982,853	$3,242	$51,386,639

Other Financial Instruments
Futures	$(10,320)	$—	$—	$(10,320)
Swaps	—	5,945	—	5,945
Forward Currency Contracts	—	65,317	—	65,317

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/09	$3,242
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/10	$3,242

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at March 31, 2010 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$51,143,514

Gross unrealized appreciation	$2,708,583
Gross unrealized depreciation	(2,465,458)

Net unrealized appreciation (depreciation)	$243,125

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Derivative Contracts at 3/31/10

Forward Foreign Currency Exchange Contracts at 3/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	376,000	4/05/10 - 5/04/10	$205,963	$210,801	$4,838
BUY	BRL	HSBC Bank	182,000	4/05/10 - 5/04/10	99,587	102,037	2,450
SELL	EUR	UBS AG	1,955,052	6/14/10	2,671,432	2,640,709	30,723
SELL	GBP	Barclays Bank PLC	167,283	4/12/10	267,059	253,842	13,217
SELL	GBP	Deutsche Bank AG	167,283	4/12/10	267,159	253,842	13,317
BUY	INR	Merrill Lynch International	11,972,000	4/05/10 - 4/30/10	263,502	266,391	2,889
SELL	JPY	JPMorgan Chase Bank	39,606,080	4/12/10	426,863	423,656	3,207
BUY	KRW	JPMorgan Chase Bank	91,599,000	4/8/10	79,929	80,948	1,019
BUY	KRW	Merrill Lynch International	92,150,000	4/5/10	80,281	81,444	1,163
SELL	KRW	Merrill Lynch International	92,150,000	4/5/10	81,621	81,444	177
BUY	SEK	UBS AG	63,821	4/12/10	8,821	8,839	18
BUY	TRY	HSBC Bank	192,000	5/11/10	123,719	125,671	1,952

							$74,970

Liability Derivatives
SELL	BRL	Deutsche Bank AG	188,000	4/5/10	$103,867	$105,716	$(1,849)
SELL	BRL	HSBC Bank	91,000	4/5/10	50,668	51,171	(503)
SELL	CAD	HSBC Bank	260,734	5/10/10	253,879	256,713	(2,834)
BUY	CNY	Deutsche Bank AG	590,000	5/17/10	87,772	86,434	(1,338)
BUY	CNY	HSBC Bank	1,176,000	5/17/10	174,922	172,282	(2,640)
SELL	INR	Merrill Lynch International	5,986,000	4/5/10	133,022	133,333	(311)
BUY	KRW	Merrill Lynch International	92,150,000	5/3/10	81,534	81,356	(178)

							$(9,653)

Futures Contracts Outstanding at 3/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	1	216,953	Jun-10	$137

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	3	348,750	Jun-10	($1,253)
U.S. Treasury Note 5 yr (Long)	USD	18	2,067,188	Jun-10	(9,204)

					($10,457)

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

Derivative Contracts at 3/31/10 - continued

Swap Agreements at 3/31/10

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	270,000		Merrill Lynch International	(1)	0.68% (fixed rate)	$595
9/20/14	USD	250,000	(a)	Goldman Sachs International	1.00% (fixed rate)	(2)	5,350

							$5,945

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $513.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	751,282	4,268,359	(4,657,738)	361,903

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$281	$361,903

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

United States	64.4%
Japan	4.5%
Germany	3.5%
France	3.4%
Italy	3.0%
Canada	2.8%
Netherlands	2.5%
United Kingdom	1.8%
Spain	1.7%
Other Countries	12.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS INVESTMENT MANAGEMENT

MFS® Technology Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Technology Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.2%
Business Services - 6.2%
Accenture Ltd., “A”	9,970	$418,242
Cognizant Technology Solutions Corp., “A” (a)	4,470	227,881
MasterCard, Inc., “A”	1,540	391,160

		$1,037,283

Computer Software - 19.1%
Adobe Systems, Inc. (a)	8,590	$303,828
Akamai Technologies, Inc. (a)	8,160	256,306
Autodesk, Inc. (a)	7,270	213,883
Blue Coat Systems, Inc. (a)	11,120	345,165
Cadence Design Systems, Inc. (a)	42,860	285,448
MicroStrategy, Inc., “A” (a)	5,060	430,454
Oracle Corp. (s)	26,430	678,987
Parametric Technology Corp. (a)	24,400	440,420
VeriSign, Inc. (a)	10,700	278,307

		$3,232,798

Computer Software - Systems - 19.6%
3Par, Inc. (a)	21,070	$210,700
Apple, Inc. (a)	3,540	831,652
Compellent Technologies, Inc. (a)	16,000	280,800
Dell, Inc. (a)	44,340	665,543
EMC Corp. (a)	16,900	304,876
Hewlett-Packard Co. (s)	11,880	631,422
Nintendo Co. Ltd.	520	174,093
Telvent GIT S.A.	7,570	217,713

		$3,316,799

Consumer Services - 3.3%
Ctrip.com International Ltd., ADR (a)	7,100	$278,320
Monster Worldwide, Inc. (a)	16,630	276,224

		$554,544

Electrical Equipment - 3.1%
Nitto Denko Corp.	6,000	$232,966
Tyco Electronics Ltd.	10,810	297,059

		$530,025

Electronics - 19.0%
First Solar, Inc. (a)	1,550	$190,107
Intel Corp.	30,480	678,485
Microchip Technology, Inc.	12,150	342,144
Samsung Electronics Co. Ltd., GDR	3,390	1,245,825
Silicon Laboratories, Inc. (a)	8,010	381,837
Stratasys, Inc. (a)	4,090	99,714
Trina Solar Ltd., ADR (a)	10,700	261,187

		$3,199,299

Internet - 8.5%
Google, Inc., “A” (a)(s)	1,410	$799,484
OpenTable, Inc. (a)	8,470	322,961
Tencent Holdings Ltd.	15,700	315,041

		$1,437,486

Leisure & Toys - 2.7%
THQ, Inc. (a)	65,510	$459,225

Medical & Health Technology & Services - 1.7%
MedAssets, Inc. (a)	13,790	$289,590

Network & Telecom - 10.5%
Cisco Systems, Inc. (a)	24,400	$635,132
Fortinet, Inc. (a)	10,090	177,382
Juniper Networks, Inc. (a)	10,880	333,798
Palm, Inc. (a)	33,980	127,765
Riverbed Technology, Inc. (a)	5,870	166,708
Tellabs, Inc.	43,420	328,689

		$1,769,474

Telephone Services - 3.5%
American Tower Corp., “A” (a)	3,890	$165,753
Cogent Communications Group, Inc. (a)	15,550	161,876
Qwest Communications International, Inc.	50,980	266,116

		$593,745

Total Common Stocks		$16,420,268

CONVERTIBLE BONDS - 2.2%
Computer Software - 1.1%
Verisign, Inc., 3.25%, 2037	$210,000	$189,788

Leisure & Toys - 1.1%
THQ, Inc., 5%, 2014 (z)	$174,000	$188,138

Total Convertible Bonds		$377,926

MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	159,139	$159,139

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.3%
First Solar, Inc. - September 2010 @ $140 (a)	64	$42,880
Palm, Inc. - May 2010 @ $14 (a)	235	235

Total Call Options Purchased		$43,115

Total Investments		$17,000,448

PUT OPTIONS WRITTEN - 0.0%
Oracle Corp. - April 2010 @ $24 (a)	$(238)	$(714)

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT - (2.9)%
Internet - (0.7)%
Ancestry.com, Inc. (a)	(6,800)	$(115,260)

Network & Telecom - (1.5)%
Motorola, Inc. (a)	(18,000)	$(126,360)
Research In Motion Ltd. (a)	(1,800)	(133,110)

		$(259,470)

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Technology Portfolio

Issuer	Shares/Par	Value ($)
Telephone Services - (0.7)%
Level 3 Communications, Inc. (a)	(68,000)	$(110,160)

Total Securities Sold Short		$(484,890)

OTHER ASSETS, LESS LIABILITIES - 2.2%		376,819

NET ASSETS - 100.0%		$16,891,663

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At March 31, 2010, the value of securities pledged amounted to $387,441.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
THQ, Inc., 5%, 2014	7/30/09 - 12/08/09	$173,683	$188,138
% of Net Assets			1.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Technology Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short- term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

3

MFS Technology Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,738,002	$235	$—	$13,738,237
South Korea	1,245,825	—	—	1,245,825
China	854,548	—	—	854,548
Japan	407,060	—	—	407,060
Spain	217,713	—	—	217,713
Corporate Bonds	—	377,926	—	377,926
Mutual Funds	159,139	—	—	159,139

Total Investments	$16,622,287	$378,161	$—	$17,000,448

Short Sales	$(484,890)	$—	$—	$(484,890)

Other Financial Instruments
Written Options	$(714)	$—	$—	$(714)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,734,960 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$16,245,575

Gross unrealized appreciation	$1,500,176
Gross unrealized depreciation	(745,303)

Net unrealized appreciation (depreciation)	$754,873

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	150,561	1,191,968	(1,183,390)	159,139

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31	$159,139

4

MFS INVESTMENT MANAGEMENT

MFS® Total Return Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 59.4%
Aerospace - 4.3%
Goodrich Corp.	24,140	$1,702,352
Honeywell International, Inc.	78,200	3,540,113
Lockheed Martin Corp.	327,910	27,288,669
Northrop Grumman Corp.	155,060	10,167,283
Precision Castparts Corp.	17,750	2,249,102
United Technologies Corp.	261,390	19,240,917

		$64,188,436

Alcoholic Beverages - 0.8%
Diageo PLC	529,762	$8,891,280
Heineken N.V.	44,180	2,270,509

		$11,161,789

Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	180,550	$13,270,424

Automotive - 0.2%
Johnson Controls, Inc.	104,510	$3,447,784

Broadcasting - 1.5%
Omnicom Group, Inc.	202,030	$7,840,783
Time Warner, Inc.	56,470	1,765,816
Walt Disney Co.	343,900	12,005,548

		$21,612,147

Brokerage & Asset Managers - 0.5%
Charles Schwab Corp.	189,120	$3,534,652
Deutsche Boerse AG	25,280	1,873,846
Franklin Resources, Inc.	24,780	2,748,101

		$8,156,599

Business Services - 1.2%
Accenture Ltd., “A”	208,160	$8,732,311
Dun & Bradstreet Corp.	35,060	2,609,164
MasterCard, Inc., “A”	1,100	279,399
Visa, Inc., “A”	25,000	2,275,749
Western Union Co.	260,720	4,421,810

		$18,318,433

Cable TV - 0.2%
Comcast Corp., “Special A”	154,640	$2,778,880

Chemicals - 1.5%
3M Co.	123,350	$10,308,359
Monsanto Co.	27,090	1,934,768
PPG Industries, Inc.	140,590	9,194,586

		$21,437,713

Computer Software - 0.7%
Oracle Corp.	423,780	$10,886,908

Computer Software - Systems - 1.4%
Dell, Inc. (a)	191,390	$2,872,764
Hewlett-Packard Co.	170,100	9,040,815
International Business Machines Corp.	71,660	9,190,395

		$21,103,974

Construction - 0.6%
Pulte Homes, Inc. (a)	151,170	$1,700,663
Sherwin-Williams Co.	64,030	4,333,550
Stanley Black & Decker, Inc.	37,694	2,164,013

		$8,198,226

Consumer Products - 1.2%
Clorox Co.	45,290	$2,904,901
Kimberly-Clark Corp.	21,420	1,346,890
Procter & Gamble Co.	206,601	13,071,645

		$17,323,436

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	39,050	$2,393,375

Electrical Equipment - 1.1%
Danaher Corp.	88,470	$7,069,638
General Electric Co.	131,820	2,399,124
Tyco Electronics Ltd.	126,330	3,471,548
W.W. Grainger, Inc.	30,530	3,300,904

		$16,241,214

Electronics - 0.7%
First Solar, Inc. (a)	7,410	$908,837
Intel Corp.	441,060	9,817,996

		$10,726,833

Energy - Independent - 2.7%
Anadarko Petroleum Corp.	65,510	$4,771,093
Apache Corp.	169,760	17,230,640
Devon Energy Corp.	67,630	4,357,401
EOG Resources, Inc.	66,520	6,182,369
Noble Energy, Inc.	62,030	4,528,190
Occidental Petroleum Corp.	37,660	3,183,776

		$40,253,469

Energy - Integrated - 4.5%
Chevron Corp.	187,347	$14,206,523
ConocoPhillips	38,360	1,962,881
Exxon Mobil Corp.	344,146	23,050,899
Hess Corp.	123,140	7,702,407
Marathon Oil Corp.	129,060	4,083,458
TOTAL S.A., ADR	254,300	14,754,486

		$65,760,654

Engineering - Construction - 0.2%
Fluor Corp.	53,050	$2,467,356

Food & Beverages - 3.2%
Campbell Soup Co.	89,200	$3,153,220
General Mills, Inc.	82,100	5,811,859
Groupe Danone	37,882	2,281,974
J.M. Smucker Co.	63,831	3,846,456
Kellogg Co.	78,750	4,207,613
Nestle S.A.	301,289	15,430,203
PepsiCo, Inc.	183,010	12,107,942

		$46,839,267

Food & Drug Stores - 1.1%
CVS Caremark Corp.	205,762	$7,522,659
Kroger Co.	213,130	4,616,396
Walgreen Co.	112,950	4,189,316

		$16,328,371

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Gaming & Lodging - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	23,980	$1,118,427

General Merchandise - 0.9%
Kohl’s Corp. (a)	37,100	$2,032,338
Target Corp.	100,910	5,307,866
Wal-Mart Stores, Inc.	94,590	5,259,204

		$12,599,408

Health Maintenance Organizations - 0.1%
WellPoint, Inc. (a)	26,230	$1,688,687

Insurance - 4.1%
ACE Ltd.	85,620	$4,477,926
Aflac, Inc.	39,460	2,142,283
Allstate Corp.	178,590	5,770,243
Aon Corp.	86,680	3,702,103
Chubb Corp.	54,350	2,818,048
MetLife, Inc.	507,530	21,996,350
Prudential Financial, Inc.	161,550	9,773,775
Travelers Cos., Inc.	192,960	10,408,262

		$61,088,990

Internet - 0.1%
Google, Inc., “A” (a)	3,790	$2,148,968

Leisure & Toys - 0.2%
Hasbro, Inc.	95,240	$3,645,787

Machinery & Tools - 0.4%
Eaton Corp.	70,940	$5,375,124

Major Banks - 8.4%
Bank of America Corp.	715,000	$12,762,750
Bank of New York Mellon Corp.	714,575	22,066,076
Goldman Sachs Group, Inc.	119,600	20,407,348
JPMorgan Chase & Co.	693,382	31,028,845
PNC Financial Services Group, Inc.	109,930	6,562,821
Regions Financial Corp.	461,990	3,626,622
State Street Corp.	251,170	11,337,814
Wells Fargo & Co.	516,230	16,065,078

		$123,857,354

Medical & Health Technology & Services - 0.1%
DaVita, Inc. (a)	29,660	$1,880,444

Medical Equipment - 1.9%
Becton, Dickinson & Co.	85,470	$6,729,053
Medtronic, Inc.	212,870	9,585,536
St. Jude Medical, Inc. (a)	119,150	4,891,108
Thermo Fisher Scientific, Inc. (a)	30,880	1,588,467
Waters Corp. (a)	72,170	4,874,362

		$27,668,526

Metals & Mining - 0.1%
United States Steel Corp.	35,030	$2,225,106

Natural Gas - Distribution - 0.2%
Sempra Energy	56,060	$2,797,394

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	121,480	$2,806,188

Network & Telecom - 0.4%
Cisco Systems, Inc. (a)	115,110	$2,996,313
Nokia Corp., ADR	154,970	2,408,234

		$5,404,547

Oil Services - 0.5%
Halliburton Co.	54,130	$1,630,937
National Oilwell Varco, Inc.	82,680	3,355,154
Schlumberger Ltd.	26,980	1,712,151

		$6,698,242

Other Banks & Diversified Financials - 0.1%
Northern Trust Corp.	30,770	$1,700,350

Pharmaceuticals - 4.1%
Abbott Laboratories	271,370	$14,295,772
GlaxoSmithKline PLC	94,320	1,811,317
Johnson & Johnson	343,160	22,374,032
Merck & Co., Inc.	167,550	6,257,993
Pfizer, Inc.	802,401	13,761,177
Roche Holding AG	9,510	1,542,308

		$60,042,599

Railroad & Shipping - 0.1%
Canadian National Railway Co.	34,910	$2,115,197

Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	104,070	$7,695,977

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	94,900	$3,978,208
Home Depot, Inc.	90,740	2,935,439
Staples, Inc.	200,340	4,685,953

		$11,599,600

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	5,336,380	$12,308,886

Telephone Services - 1.9%
AT&T, Inc.	957,726	$24,747,640
CenturyTel, Inc.	79,983	2,836,197

		$27,583,837

Tobacco - 1.8%
Altria Group, Inc.	44,810	$919,501
Lorillard, Inc.	36,040	2,711,650
Philip Morris International, Inc.	427,540	22,300,486

		$25,931,637

Trucking - 0.2%
United Parcel Service, Inc., “B”	45,480	$2,929,367

Utilities - Electric Power - 2.7%
American Electric Power Co., Inc.	86,420	$2,953,836
CMS Energy Corp.	78,130	1,207,890
Dominion Resources, Inc.	217,238	8,930,654
Entergy Corp.	48,070	3,910,495
FPL Group, Inc.	89,950	4,347,284
Northeast Utilities	30,650	847,166

2

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
NRG Energy, Inc. (a)	105,380	$2,202,442
PG&E Corp.	121,510	5,154,454
PPL Corp.	145,310	4,026,540
Public Service Enterprise Group, Inc.	217,110	6,409,087

		$39,989,848

Total Common Stocks		$875,795,778

BONDS - 38.8%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018 $	490,000	$683,899

Asset Backed & Securitized - 2.6%
Anthracite Ltd., “A”, CDO, FRN, 0.697%, 2017 (z)	$1,582,468	$1,424,221
Banc of America Commercial Mortgage, Inc., FRN, 5.744%, 2017	800,000	776,254
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040 (z)	1,461,903	529,940
BlackRock Capital Finance LP, 7.75%, 2026 (n)	152,906	21,728
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2017	4,050,000	4,033,140
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,360,000	1,316,486
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	45,444	44,975
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,120,000	702,130
Credit Suisse Mortgage Capital Certificate, 5.695%, 2017	1,881,580	1,686,100
Crest G-Star, CDO, FRN, 0.721%, 2016	2,156,496	2,078,431
GE Commercial Mortgage Corp., FRN, 5.333%, 2044	1,330,000	1,148,180
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,182,508	628,184
HSBC Credit Card Master Note Trust, FRN, 0.78%, 2013	2,561,000	2,558,031
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	1,513,427
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,034,871	1,051,628
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	845,539	814,552
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.236%, 2041	1,985,000	2,056,945
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	2,438,368	2,502,788
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.874%, 2045	2,420,000	2,498,352
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,300,000	1,246,567
Merrill Lynch Mortgage Trust, FRN, 5.827%, 2050	999,000	244,910
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.467%, 2039	1,140,000	992,117
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	1,881,580	1,724,450
Morgan Stanley Capital I, Inc., FRN, 0.545%, 2030 (i)(n)	9,896,606	271,246
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	931,000	759,758
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	1,405,000	452,530
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,396,308	1,174,267
Structured Asset Securities Corp., FRN, 4.67%, 2035	695,800	629,170
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	2,500,000	2,237,078
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2017	1,300,000	1,211,978

		$38,329,563

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$1,154,000	$1,367,616

Building - 0.0%
CRH America, Inc., 6.95%, 2012	$340,000	$369,643

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$1,167,000	$1,233,862
Time Warner Entertainment Co. LP, 8.375%, 2033	1,830,000	2,204,061

		$3,437,923

Computer Software - 0.1%
Adobe Systems, Inc., 3.25%, 2015	$369,000	$370,463
Adobe Systems, Inc., 4.75%, 2020	880,000	864,371

		$1,234,834

Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$1,780,000	$1,878,774

Consumer Products - 0.1%
Fortune Brands, Inc., 5.125%, 2011	$1,625,000	$1,671,560

Consumer Services - 0.1%
Western Union Co., 5.4%, 2011	$1,877,000	$2,006,603

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,853,000	$1,927,255

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$1,492,000	$1,641,478

3

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019	$852,000	$998,970
Qtel International Finance Ltd., 7.875%, 2019 (n)	479,000	553,598
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	1,130,000	1,205,574

		$2,758,142

Emerging Market Sovereign - 0.0%
Republic of Peru, 7.35%, 2025	$103,000	$119,480

Energy - Independent - 0.2%
Anadarko Petroleum Corp., 6.45%, 2036	$1,510,000	$1,538,901
Ocean Energy, Inc., 7.25%, 2011	1,321,000	1,429,722

		$2,968,623

Energy - Integrated - 0.3%
Hess Corp., 8.125%, 2019	$330,000	$402,254
Husky Energy, Inc., 5.9%, 2014	875,000	952,246
Husky Energy, Inc., 7.25%, 2019	888,000	1,028,570
Petro-Canada, 6.05%, 2018	1,794,000	1,931,447

		$4,314,517

Financial Institutions - 0.0%
General Electric Capital Corp., 5.45%, 2013	$179,000	$193,707

Food & Beverages - 0.3%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$1,450,000	$1,834,788
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	571,000	652,316
Miller Brewing Co., 5.5%, 2013 (n)	1,475,000	1,579,212

		$4,066,316

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,140,000	$1,256,982

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,146,000	$1,135,278

Insurance - 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$1,405,000	$1,196,358
Metropolitan Life Global Funding, 5.125%, 2013 (n)	590,000	633,422
Metropolitan Life Global Funding, 5.125%, 2014 (n)	640,000	677,879

		$2,507,659

Insurance - Property & Casualty - 0.3%
Allstate Corp., 6.125%, 2032	$1,617,000	$1,626,867
Chubb Corp., 6.375% to 2017, FRN to 2067	2,340,000	2,354,625
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	146,000	137,135
ZFS Finance USA Trust V, 6.5%to 2017, FRN to 2037 (n)	524,000	495,180

		$4,613,807

International Market Quasi-Sovereign - 0.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$980,000	$992,497
ING Bank N.V., 3.9%, 2014 (n)	1,450,000	1,521,991
Irish Life & Permanent PLC, 3.6%, 2013 (n)	1,800,000	1,796,211
KFW International Finance, Inc., 4.875%, 2019	1,460,000	1,566,365
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	2,610,000	2,664,721
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	793,000	822,761

		$9,364,546

Local Authorities - 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$1,225,000	$1,389,150
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	1,190,000	1,385,672

		$2,774,822

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$1,760,000	$1,824,367

Major Banks - 1.4%
Bank of America Corp., 7.375%, 2014	$550,000	$618,498
Bank of America Corp., 5.49%, 2019	729,000	710,130
Bank of America Corp., 7.625%, 2019	780,000	892,213
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	675,500
Commonwealth Bank of Australia, 5%, 2019 (n)	780,000	783,923
Credit Suisse New York, 5.5%, 2014	1,600,000	1,741,491
DBS Group Holdings Ltd., 7.657%to 2011, FRN to 2049 (n)	998,000	1,034,178
Goldman Sachs Group, Inc., 6%, 2014	910,000	996,435
Goldman Sachs Group, Inc., 5.625%, 2017	1,446,000	1,481,722
JPMorgan Chase & Co., 6.3%, 2019	1,310,000	1,445,658
JPMorgan Chase Capital XXVII, 7%, 2039	800,000	816,403
Merrill Lynch & Co., Inc., 6.15%, 2013	1,220,000	1,313,576
Morgan Stanley, 5.75%, 2016	1,145,000	1,190,402
Morgan Stanley, 6.625%, 2018	1,650,000	1,759,855
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	625,000	619,717
PNC Funding Corp., 5.625%, 2017	1,180,000	1,217,563
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,509,000	1,484,479
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,610,000	1,636,014

4

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
Wachovia Corp., 5.25%, 2014	$787,000	$826,655

		$21,244,412

Medical & Health Technology & Services - 0.3%
Cardinal Health, Inc., 5.8%, 2016	$856,000	$901,840
CareFusion Corp., 6.375%, 2019	1,300,000	1,421,619
Hospira, Inc., 5.55%, 2012	570,000	606,181
Hospira, Inc., 6.05%, 2017	1,071,000	1,150,331

		$4,079,971

Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$1,820,000	$1,910,467
Vale Overseas Ltd., 6.875%, 2039	607,000	628,942

		$2,539,409

Mortgage Backed - 13.8%
Fannie Mae, 4.01%, 2013	$180,333	$188,896
Fannie Mae, 4.6%, 2014	945,585	1,006,321
Fannie Mae, 4.63%, 2014	451,463	480,552
Fannie Mae, 4.841%, 2014	761,851	814,870
Fannie Mae, 4.88%, 2014	306,546	328,799
Fannie Mae, 4.56%, 2015	300,569	317,988
Fannie Mae, 4.7%, 2015	648,009	689,599
Fannie Mae, 4.78%, 2015	429,675	457,711
Fannie Mae, 4.856%, 2015	307,328	326,318
Fannie Mae, 4.997%, 2015	134,995	145,142
Fannie Mae, 5.1%, 2015	480,000	520,474
Fannie Mae, 5.09%, 2016	460,000	495,310
Fannie Mae, 5.27%, 2016	545,000	590,264
Fannie Mae, 5.5%, 2016 - 2035	36,861,752	39,165,339
Fannie Mae, 5.66%, 2016	439,958	487,135
Fannie Mae, 5.05%, 2017	458,912	493,376
Fannie Mae, 6%, 2017 - 2037	25,048,419	27,017,988
Fannie Mae, 4.5%, 2018 - 2035	4,506,874	4,628,715
Fannie Mae, 5%, 2018 - 2038	23,349,666	24,320,447
Fannie Mae, 5.37%, 2018	600,000	653,750
Fannie Mae, 7.5%, 2030 - 2031	230,307	260,789
Fannie Mae, 6.5%, 2031 - 2037	7,407,073	8,121,979
Freddie Mac, 6%, 2016 - 2037	10,680,188	11,551,291
Freddie Mac, 5%, 2017 - 2039	26,799,764	27,833,855
Freddie Mac, 4.5%, 2018 - 2039	14,078,427	14,471,659
Freddie Mac, 5.085%, 2019	1,417,000	1,497,893
Freddie Mac, 5.5%, 2019 - 2037	12,290,574	13,066,468
Freddie Mac, 6.5%, 2034 - 2037	3,163,662	3,458,786
Ginnie Mae, 4.5%, 2033 - 2034	1,183,479	1,205,866
Ginnie Mae, 5%, 2033 - 2039	9,398,167	9,795,788
Ginnie Mae, 5.5%, 2033 - 2035	4,455,604	4,749,869
Ginnie Mae, 6%, 2033 - 2038	3,905,740	4,207,851

		$203,351,088

Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$765,000	$872,536
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	795,000	917,994
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	2,500,000	3,027,900

		$4,818,430

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$1,285,000	$1,471,400
Enterprise Products Operating LLC, 6.5%, 2019	966,000	1,067,485
Kinder Morgan Energy Partners LP, 6.75%, 2011	1,620,000	1,702,077
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	904,014
Kinder Morgan Energy Partners LP, 7.75%, 2032	590,000	681,641
Spectra Energy Capital LLC, 8%, 2019	987,000	1,163,460

		$6,990,077

Network & Telecom - 0.5%
AT&T, Inc., 6.55%, 2039	$1,390,000	$1,461,226
BellSouth Corp., 6.55%, 2034	1,472,000	1,499,353
Telecom Italia Capital, 5.25%, 2013	752,000	787,664
Telefonica Europe B.V., 7.75%, 2010	563,000	580,017
Verizon New York, Inc., 6.875%, 2012	2,443,000	2,660,061

		$6,988,321

Oils - 0.2%
Valero Energy Corp., 6.875%, 2012	$2,793,000	$3,026,710

Other Banks & Diversified Financials - 0.9%
American Express Co., 5.5%, 2016	$938,000	$979,626
Banco Bradesco S.A., 6.75%, 2019 (n)	681,000	708,240
Capital One Financial Corp., 6.15%, 2016	1,540,000	1,597,710
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,494,000	1,731,412
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	599,000	530,316
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,000,000	2,105,134
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,970,000	2,673,000
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	2,715,000	2,765,713

		$13,091,151

Pharmaceuticals - 0.3%
Allergan, Inc., 5.75%, 2016	$1,720,000	$1,918,387
Pfizer, Inc., 7.2%, 2039	590,000	719,556
Roche Holdings, Inc., 6%, 2019 (n)	1,980,000	2,188,148

		$4,826,091

5

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Railroad & Shipping - 0.0%
CSX Corp., 6.75%, 2011	$72,000	$75,746

Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$369,000	$378,186
HRPT Properties Trust, REIT, 6.25%, 2016	2,545,000	2,545,499
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,168,574
Vornado Realty Trust, REIT, 4.75%, 2010	189,000	192,481
WEA Finance LLC, REIT, 6.75%, 2019 (n)	426,000	454,578

		$4,739,318

Retailers - 0.3%
Home Depot, Inc., 5.875%, 2036	$550,000	$533,735
Limited Brands, Inc., 5.25%, 2014	1,123,000	1,123,000
Wal-Mart Stores, Inc., 5.25%, 2035	2,241,000	2,141,087

		$3,797,822

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$1,040,000	$1,057,110

Telecommunications - Wireless - 0.2%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$783,000	$819,049
Rogers Communications, Inc., 6.8%, 2018	1,554,000	1,767,751

		$2,586,800

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$898,000	$964,552

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$1,325,000	$1,365,999

U.S. Government Agencies and Equivalents - 0.8%
Fannie Mae, 6.625%, 2010	$4,445,000	$4,614,181
Fannie Mae, 6%, 2011	1,539,000	1,631,959
Small Business Administration, 4.77%, 2024	675,290	708,528
Small Business Administration, 5.18%, 2024	1,093,422	1,155,883
Small Business Administration, 4.99%, 2024	941,590	989,050
Small Business Administration, 5.11%, 2025	2,105,258	2,233,813

		$11,333,414

U.S. Treasury Obligations - 11.4%
U.S. Treasury Bonds, 2.375%, 2010	$16,882,000	$17,031,693
U.S. Treasury Bonds, 2%, 2013	2,348,000	2,352,036
U.S. Treasury Bonds, 4.75%, 2017	2,210,000	2,417,360
U.S. Treasury Bonds, 8.5%, 2020	2,554,000	3,532,501
U.S. Treasury Bonds, 8%, 2021	320,000	436,000
U.S. Treasury Bonds, 6%, 2026	651,000	767,773
U.S. Treasury Bonds, 6.75%, 2026	2,451,000	3,113,152
U.S. Treasury Bonds, 5.375%, 2031	4,988,000	5,517,975
U.S. Treasury Bonds, 5%, 2037	7,630,000	8,034,153
U.S. Treasury Bonds, 4.5%, 2039	4,178,800	4,035,154
U.S. Treasury Notes, 1.5%, 2010	6,348,000	6,392,138
U.S. Treasury Notes, 0.875%, 2011	7,515,000	7,545,827
U.S. Treasury Notes, 5.125%, 2011	357,000	377,304
U.S. Treasury Notes, 4.5%, 2012	1,924,000	2,061,085
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,942,735
U.S. Treasury Notes, 4.125%, 2012	8,753,000	9,354,769
U.S. Treasury Notes, 3.125%, 2013	40,447,000	42,175,462
U.S. Treasury Notes, 2.75%, 2013	1,080,000	1,111,303
U.S. Treasury Notes, 1.5%, 2013	5,082,000	4,988,298
U.S. Treasury Notes, 1.875%, 2014	20,248,000	20,002,817
U.S. Treasury Notes, 4.125%, 2015	4,512,000	4,852,516
U.S. Treasury Notes, 2.625%, 2016	868,000	853,081
U.S. Treasury Notes, 5.125%, 2016	488,000	547,704
U.S. Treasury Notes, 3.75%, 2018	18,811,000	18,953,550

		$168,396,386

Utilities - Electric Power - 1.0%
Bruce Mansfield Unit, 6.85%, 2034	$2,558,752	$2,615,390
EDP Finance B.V., 6%, 2018 (n)	1,139,000	1,172,299
Enel Finance International S.A., 6.25%, 2017 (n)	1,183,000	1,285,154
Exelon Generation Co. LLC, 6.25%, 2039	1,110,000	1,122,433
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	3,028,481
Oncor Electric Delivery Co., 7%, 2022	1,582,000	1,803,478
PSEG Power LLC, 6.95%, 2012	1,177,000	1,298,491
PSEG Power LLC, 5.32%, 2016 (n)	923,000	962,271
System Energy Resources, Inc., 5.129%, 2014 (z)	442,025	449,062
Waterford 3 Funding Corp., 8.09%, 2017	1,629,291	1,638,448

		$15,375,507

Total Bonds		$573,095,708

6

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	12,807,828	$12,807,828

Total Investments		$1,461,699,314

OTHER ASSETS, LESS LIABILITIES - 0.9%		13,858,880

NET ASSETS - 100.0%		$1,475,558,194

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,661,972, representing 2.8% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.697%, 2017	3/19/10	$1,464,117	$1,424,221
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.846%, 2040	3/01/06	1,461,903	529,940
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,378,309	1,174,267
System Energy Resources, Inc., 5.129%, 2014	4/16/04	442,025	449,062

Total Restricted Securities			$3,577,490
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Total Return Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$875,795,778	$—	$—	$875,795,778
U.S. Treasury Bonds & U.S. Government	—	180,413,699	—	180,413,699
Non-U.S. & Sovereign Debt	—	13,299,278	—	13,299,278
Municipal Bonds	—	4,818,430	—	4,818,430
Corporate Bonds	—	99,950,808	—	99,950,808
Residential Mortgage-Backed Securities	—	206,589,563	—	206,589,563
Commercial Mortgage-Backed Securities	—	28,500,465	—	28,500,465
Asset-Backed Securities (including CDOs)	—	6,590,623	—	6,590,623
Foreign Bonds	—	32,932,842	—	32,932,842
Mutual Funds	12,807,828	—	—	12,807,828

Total Investments	$888,603,606	$573,095,708	$—	$1,461,699,314

For further information regarding security characteristics, see the Portfolio of Investments.

8

MFS Total Return Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,404,407,875

Gross unrealized appreciation	$100,080,985
Gross unrealized depreciation	(42,789,546)

Net unrealized appreciation (depreciation)	$57,291,439

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,588,859	58,064,061	(62,845,092)	12,807,828

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,347	$12,807,828

9

MFS INVESTMENT MANAGEMENT

MFS® Utilities Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 95.2%
Cable TV - 5.6%
Cablevision Systems Corp., “A”	17,900	$432,095
Comcast Corp., “Special A”	433,900	7,797,184
DIRECTV Group, Inc., “A” (a)	37,400	1,264,495
Net Servicos de Comunicacao S.A., IPS (a)	38,900	509,670
Time Warner Cable, Inc.	138,999	7,410,038

		$17,413,482

Electronics - 0.1%
First Solar, Inc. (a)	1,300	$159,446

Energy - Independent - 0.8%
Apache Corp.	6,500	$659,751
CONSOL Energy, Inc.	47,380	2,021,232

		$2,680,983

Natural Gas - Distribution - 9.9%
EQT Corp.	203,800	$8,355,800
NiSource, Inc.	153,500	2,425,300
ONEOK, Inc.	18,000	821,700
Questar Corp.	235,900	10,190,880
Sempra Energy	144,600	7,215,540
Southern Union Co.	40,200	1,019,874
Spectra Energy Corp.	35,600	802,068

		$30,831,162

Natural Gas - Pipeline - 6.8%
El Paso Corp.	726,200	$7,872,008
Enagas S.A.	86,874	1,903,783
Williams Cos., Inc.	488,017	11,273,193

		$21,048,984

Telecommunications - Wireless - 11.0%
America Movil S.A.B. de C.V., “L”, ADR	31,800	$1,600,812
Cellcom Israel Ltd.	246,922	8,437,325
Mobile TeleSystems OJSC, ADR	39,400	2,186,700
MTN Group Ltd.	156,300	2,403,377
Partner Communication Co. Ltd., ADR	160,700	3,630,213
Philippine Long Distance Telephone Co.	13,500	722,948
Philippine Long Distance Telephone Co., ADR	27,300	1,454,544
Tim Participacoes S.A., ADR	51,100	1,418,536
Vimpel-Communications, ADR	74,900	1,378,909
Vivo Participacoes S.A., ADR	148,575	4,027,868
Vodafone Group PLC	3,004,700	6,930,637

		$34,191,869

Telephone Services - 14.8%
American Tower Corp., “A” (a)	65,300	$2,782,433
AT&T, Inc.	280,800	7,255,872
Bezeq - The Israel Telecommunication Corp. Ltd.	116,100	329,538
CenturyTel, Inc.	159,100	5,641,686
Crown Castle International Corp. (a)	25,100	959,573
France Telecom S.A.	6,600	157,917
Hellenic Telecommunications Organization S.A.	75,500	937,142
Portugal Telecom, SGPS, S.A.	212,900	2,380,368
PT XL Axiata Tbk (a)(z)	1,951,000	750,426
Qwest Communications International, Inc.	306,600	1,600,452
Royal KPN N.V.	167,600	2,655,309
Singapore Telecommunications Ltd.	740,000	1,676,829
Telefonica S.A.	148,100	3,508,550
Telenet Group Holding N.V.	37,819	1,142,921
Virgin Media, Inc.	595,900	10,285,234
Windstream Corp.	377,255	4,108,307

		$46,172,557

Utilities - Electric Power - 46.2%
AES Corp. (a)	621,900	$6,840,900
AES Tiete S.A., IPS	171,254	1,858,578
Allegheny Energy, Inc.	113,200	2,603,600
Alliant Energy Corp.	62,300	2,072,098
American Electric Power Co., Inc.	225,890	7,720,920
American Water Works Co., Inc.	90,010	1,958,618
Calpine Corp. (a)	324,220	3,854,976
CenterPoint Energy, Inc.	109,560	1,573,282
CEZ AS	107,500	5,078,092
China Hydroelectric Corp., ADR (a)	85,650	792,263
China Longyuan Power Group (a)	1,305,000	1,546,318
CMS Energy Corp.	699,700	10,817,362
Companhia de Saneamento de Minas
Gerais - Copasa MG	121,600	1,757,314
Companhia Paranaense de Energia, ADR	49,100	1,005,568
Companhia Paranaense de Energia, IPS	32,400	663,359
Constellation Energy Group, Inc.	159,700	5,607,067
Covanta Holding Corp. (a)	31,100	518,126
CPFL Energia S.A.	46,700	928,564
CPFL Energia S.A., ADR	5,100	310,794
DPL, Inc.	195,200	5,307,488
E.ON AG	122,679	4,529,312
EDP Renovaveis S.A. (a)	40,551	316,846
Electricite de France	17,700	965,823
Eletropaulo Metropolitana S.A., IPS	235,040	5,153,209
Enel S.p.A.	27,800	155,449
Energias de Portugal S.A.	908,200	3,610,063
Energias do Brasil S.A.	53,560	1,030,029
Enersis S.A., ADR	4,700	93,953
Entergy Corp.	92,100	7,492,335
FirstEnergy Corp.	78,500	3,068,565
Fortum Corp.	6,300	154,100
FPL Group, Inc.	26,100	1,261,413
ITC Holdings Corp.	5,800	319,000
National Grid PLC	434,800	4,232,672
Northeast Utilities	166,200	4,593,768
NRG Energy, Inc. (a)	234,486	4,900,757
NV Energy, Inc.	39,200	483,336
OGE Energy Corp.	111,600	4,345,704
PG&E Corp.	153,400	6,507,228
PPL Corp.	249,700	6,919,187
Public Service Enterprise Group, Inc.	200,400	5,915,808
Red Electrica de Espana	97,539	5,234,732
RWE AG	17,800	1,577,127
TECO Energy, Inc.	9,800	155,722
Tractebel Energia S.A.	349,700	3,930,893
Wisconsin Energy Corp.	77,000	3,804,570

		$143,566,888

Total Common Stocks		$296,065,371

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - 0.3%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 2.997%, 2023 (i)(z)	$473,257	$21,533

Network & Telecom - 0.3%
New Communications Holdings, Inc., 8.5%, 2020 (z)	$540,000	$544,050
New Communications Holdings, Inc., 8.75%, 2022 (z)	275,000	275,000

		$819,050

Total Bonds		$840,583

CONVERTIBLE PREFERRED STOCKS - 2.6%
Natural Gas - Pipeline - 0.9%
El Paso Corp., 4.99%	2,870	$2,812,600

Utilities - Electric Power - 1.7%
FPL Group, Inc., 8.375%	72,200	$3,622,996
Great Plains Energy, Inc., 12%	26,350	1,673,489

		$5,296,485

Total Convertible Preferred Stocks		$8,109,085

CONVERTIBLE BONDS - 0.9%
Telephone Services - 0.7%
Virgin Media, Inc., 6.5%, 2016	$1,897,000	$2,326,196

Utilities - Electric Power - 0.2%
Covanta Holding Corp., 3.25%, 2014 (z)	$434,890	$470,225

Total Convertible Bonds		$2,796,421

MONEY MARKET FUNDS (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	3,306,486	$3,306,486

Total Investments		$311,117,946

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(193,288)

NET ASSETS - 100.0%		$310,924,658

(a)	Non-income producing security.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Covanta Holding Corp., 3.25%, 2014	5/18/09	$434,890	$470,225
Falcon Franchise Loan LLC, FRN, 2.997%, 2023	1/18/02	25,791	21,533
New Communications Holdings, Inc., 8.5%, 2020	3/26/10	540,000	544,050
New Communications Holdings, Inc., 8.75%, 2022	3/26/10	275,000	275,000
PT XL Axiata Tbk	3/29/10 - 3/30/10	724,229	750,426

Total Restricted Securities			$2,061,234
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

3

MFS Utilities Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$202,669,484	$6,435,596	$—	$209,105,080
Brazil	22,594,381	—	—	22,594,381
Israel	12,397,075	—	—	12,397,075
United Kingdom	11,163,309	—	—	11,163,309
Spain	10,647,065	—	—	10,647,065
Portugal	6,307,276	—	—	6,307,276
Germany	6,106,440	—	—	6,106,440
Czech Republic	5,078,092	—	—	5,078,092
Russia	3,565,609	—	—	3,565,609
Other Countries	17,210,129	—	—	17,210,129
Corporate Bonds	—	3,615,471	—	3,615,471
Commercial Mortgage-Backed Securities	—	21,533	—	21,533
Mutual Funds	3,306,486	—	—	3,306,486

Total Investments	$301,045,346	$10,072,600	$—	$311,117,946

Other Financial Instruments
Forward Currency Contracts	$—	$305,356	$—	$305,356

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $48,256,109 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$316,413,228

Gross unrealized appreciation	$24,648,458
Gross unrealized depreciation	(29,943,740)

Net unrealized appreciation (depreciation)	$(5,295,282)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Utilities Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Derivative Contracts at 3/31/10

Forward Foreign Currency Exchange Contracts at 3/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	33,891	6/14/10	$45,459	$45,777	318
BUY	EUR	Goldman Sachs	33,203	6/14/10	44,547	44,847	300
BUY	EUR	JPMorgan Chase Bank	33,774	4/12/10	45,217	45,617	400
SELL	EUR	Barclays Bank PLC	331,982	4/12/10 - 6/14/10	455,362	448,407	6,955
SELL	EUR	Credit Suisse Group	194,844	4/12/10	267,875	263,168	4,707
SELL	EUR	Deutsche Bank AG	382,321	6/14/10	520,591	516,404	4,187
SELL	EUR	Goldman Sachs	283,365	4/12/10 - 6/14/10	391,425	382,740	8,685
SELL	EUR	HSBC Bank	668,545	6/14/10	916,367	903,010	13,357
SELL	EUR	Merrill Lynch International Bank	1,723,746	6/14/10	2,355,214	2,328,281	26,933
SELL	EUR	UBS AG	12,239,782	6/14/10	16,724,759	16,532,402	192,357
BUY	GBP	HSBC Bank	259,848	6/14/10	389,249	394,156	4,907
SELL	GBP	Barclays Bank PLC	2,135,951	4/12/10	3,409,940	3,241,185	168,755
SELL	GBP	Citibank N.A.	112,717	6/14/10	172,291	170,977	1,314
SELL	GBP	Deutsche Bank AG	2,135,951	4/12/10	3,411,221	3,241,185	170,036
SELL	GBP	UBS AG	26,426	4/12/10	42,129	40,100	2,029

							$605,240

Liability Derivatives
BUY	EUR	Deutsche Bank AG	7,150	6/14/10	$9,678	$9,658	(20)
BUY	EUR	HSBC Bank	430,224	4/12/10 - 6/14/10	588,173	581,103	(7,070)
BUY	EUR	JPMorgan Chase Bank	2,941,463	4/12/10	4,217,073	3,972,912	(244,161)
BUY	EUR	Merrill Lynch International Bank	406,196	4/12/10	583,839	548,632	(35,207)
SELL	EUR	Barclays Bank PLC	91,224	6/14/10	122,363	123,217	(854)
SELL	EUR	Credit Suisse Group	241,199	6/14/10	324,323	325,790	(1,467)
SELL	EUR	HSBC Bank	306,995	6/14/10	410,847	414,661	(3,814)
BUY	GBP	UBS AG	120,661	4/12/10	190,282	183,096	(7,186)
SELL	GBP	Barclays Bank PLC	4,710	4/12/10	7,043	7,148	(105)

							$(299,884)

At March 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	7,071,633	17,233,819	(20,998,966)	3,306,486

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$2,752	$3,306,486

5

MFS Utilities Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2010, are as follows:

United States	68.4%
Brazil	7.3%
Israel	4.0%
United Kingdom	3.6%
Spain	3.4%
Portugal	2.0%
Germany	2.0%
Czech Republic	1.6%
Russia	1.1%
Other Countries	6.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

MFS INVESTMENT MANAGEMENT

MFS® Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 9.5%
Honeywell International, Inc.	95,080	$4,304,268
Lockheed Martin Corp.	276,767	23,032,550
Northrop Grumman Corp.	187,120	12,269,458
United Technologies Corp.	161,505	11,888,383

		$51,494,659

Alcoholic Beverages - 1.3%
Diageo PLC	415,139	$6,967,502

Apparel Manufacturers - 1.5%
NIKE, Inc., “B”	110,487	$8,120,795

Automotive - 0.3%
Johnson Controls, Inc.	57,795	$1,906,657

Broadcasting - 2.7%
Omnicom Group, Inc.	145,778	$5,657,644
Walt Disney Co.	252,022	8,798,088

		$14,455,732

Business Services - 3.2%
Accenture Ltd., “A”	254,897	$10,692,929
Dun & Bradstreet Corp.	42,447	3,158,906
MasterCard, Inc., “A”	1,410	358,140
Western Union Co.	181,175	3,072,728

		$17,282,703

Chemicals - 2.0%
3M Co.	66,058	$5,520,467
PPG Industries, Inc.	82,317	5,383,532

		$10,903,999

Computer Software - 1.4%
Oracle Corp.	305,883	$7,858,134

Computer Software - Systems - 1.9%
Hewlett-Packard Co.	35,630	$1,893,735
International Business Machines Corp.	64,315	8,248,399

		$10,142,134

Construction - 1.8%
Pulte Homes, Inc. (a)	160,878	$1,809,878
Sherwin-Williams Co.	78,862	5,337,380
Stanley Black & Decker, Inc.	46,206	2,652,686

		$9,799,944

Consumer Products - 1.3%
Kimberly-Clark Corp.	26,400	$1,660,032
Procter & Gamble Co.	83,688	5,294,940

		$6,954,972

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	13,570	$831,705

Electrical Equipment - 0.7%
Danaher Corp.	34,390	$2,748,105
W.W. Grainger, Inc.	9,915	1,072,010

		$3,820,115

Electronics - 1.5%
Intel Corp.	355,872	$7,921,711

Energy - Independent - 4.0%
Apache Corp.	79,015	$8,020,023
Devon Energy Corp.	83,115	5,355,099
EOG Resources, Inc.	47,992	4,460,376
Occidental Petroleum Corp.	46,077	3,895,350

		$21,730,848

Energy - Integrated - 7.7%
Chevron Corp.	148,343	$11,248,850
ConocoPhillips	46,845	2,397,059
Exxon Mobil Corp.	150,467	10,078,280
Hess Corp.	113,655	7,109,120
TOTAL S.A., ADR	188,625	10,944,023

		$41,777,332

Food & Beverages - 4.6%
Campbell Soup Co.	30,390	$1,074,287
General Mills, Inc.	42,800	3,029,812
J.M. Smucker Co.	33,897	2,042,633
Kellogg Co.	97,100	5,188,053
Nestle S.A.	153,266	7,849,359
PepsiCo, Inc.	84,523	5,592,042

		$24,776,186

Food & Drug Stores - 1.3%
CVS Caremark Corp.	139,883	$5,114,122
Kroger Co.	101,142	2,190,736

		$7,304,858

General Merchandise - 0.6%
Wal-Mart Stores, Inc.	62,620	$3,481,672

Insurance - 7.8%
Allstate Corp.	218,055	$7,045,357
Aon Corp.	106,620	4,553,740
Chubb Corp.	66,825	3,464,876
MetLife, Inc.	359,898	15,597,979
Prudential Financial, Inc.	103,417	6,256,729
Travelers Cos., Inc.	100,165	5,402,900

		$42,321,581

Leisure & Toys - 0.4%
Hasbro, Inc.	61,253	$2,344,765

Machinery & Tools - 0.6%
Eaton Corp.	46,160	$3,497,543

Major Banks - 14.1%
Bank of America Corp.	341,090	$6,088,457
Bank of New York Mellon Corp.	523,705	16,172,010
Goldman Sachs Group, Inc.	82,322	14,046,603
JPMorgan Chase & Co.	328,932	14,719,707
PNC Financial Services Group, Inc.	87,125	5,201,363
Regions Financial Corp.	215,560	1,692,146
State Street Corp.	163,585	7,384,227
Wells Fargo & Co.	355,002	11,047,662

		$76,352,175

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical Equipment - 3.8%
Becton, Dickinson & Co.	62,932	$4,954,636
Medtronic, Inc.	166,680	7,505,600
St. Jude Medical, Inc. (a)	79,020	3,243,771
Thermo Fisher Scientific, Inc. (a)	37,745	1,941,603
Waters Corp. (a)	39,665	2,678,974

		$20,324,584

Network & Telecom - 0.3%
Cisco Systems, Inc. (a)	63,060	$1,641,452
Fortinet, Inc. (a)	110	1,934

		$1,643,386

Oil Services - 0.8%
National Oilwell Varco, Inc.	100,790	$4,090,058

Other Banks & Diversified Financials - 0.4%
Northern Trust Corp.	37,780	$2,087,723

Pharmaceuticals - 7.9%
Abbott Laboratories	206,262	$10,865,882
GlaxoSmithKline PLC	119,510	2,295,064
Johnson & Johnson	239,497	15,615,204
Merck & Co., Inc.	70,652	2,638,852
Pfizer, Inc.	564,918	9,688,344
Roche Holding AG	11,603	1,881,746

		$42,985,092

Railroad & Shipping - 0.5%
Canadian National Railway Co.	42,870	$2,597,493

Real Estate - 0.0%
Host Hotels & Resorts, Inc., REIT	138	$2,022

Specialty Chemicals - 0.8%
Air Products & Chemicals, Inc.	61,577	$4,553,619

Specialty Stores - 1.3%
Advance Auto Parts, Inc.	65,100	$2,728,992
Home Depot, Inc.	64,682	2,092,463
Staples, Inc.	87,140	2,038,205

		$6,859,660

Telecommunications - Wireless - 1.6%
Vodafone Group PLC	3,647,547	$8,413,427

Telephone Services - 3.2%
AT&T, Inc.	664,712	$17,176,158

Tobacco - 3.3%
Altria Group, Inc.	54,672	$1,121,869
Lorillard, Inc.	9,975	750,519
Philip Morris International, Inc.	312,085	16,278,354

		$18,150,742

Utilities - Electric Power - 4.2%
Dominion Resources, Inc.	172,470	$7,090,242
Entergy Corp.	26,285	2,138,285
FPL Group, Inc.	54,590	2,638,335
PG&E Corp.	111,448	4,727,624
PPL Corp.	91,282	2,529,424
Public Service Enterprise Group, Inc.	115,133	3,398,726

		$22,522,636

Total Common Stocks		$533,454,322

MONEY MARKET FUNDS (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	6,856,816	$6,856,816

Total Investments		$540,311,138

OTHER ASSETS, LESS LIABILITIES - 0.2%		1,135,014

NET ASSETS - 100.0%		$541,446,152

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$533,454,322	$—	$—	$533,454,322
Mutual Funds	6,856,816	—	—	6,856,816

Total Investments	$540,311,138	$—	$—	$540,311,138

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$485,464,565

Gross unrealized appreciation	$68,234,735
Gross unrealized depreciation	(13,388,162)

Net unrealized appreciation (depreciation)	$54,846,573

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Value Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,025,795	24,314,460	(26,483,439)	6,856,816

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,800	$6,856,816

4

MFS® Blended Research® Growth Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.2%
Aerospace - 2.7%
Lockheed Martin Corp.	652	$54,259
Northrop Grumman Corp.	787	51,604
United Technologies Corp.	204	15,016

		$120,879

Airlines - 0.3%
Copa Holdings S.A., “A”	181	$11,005

Apparel Manufacturers - 0.4%
Phillips-Van Heusen Corp.	310	$17,782

Automotive - 1.2%
Johnson Controls, Inc.	1,682	$55,489

Biotechnology - 3.8%
Amgen, Inc. (a)	1,475	$88,146
Genzyme Corp. (a)	630	32,653
Life Technologies Corp. (a)	953	49,813

		$170,612

Brokerage & Asset Managers - 0.7%
CME Group, Inc.	94	$29,714

Business Services - 3.5%
Cognizant Technology Solutions Corp., “A” (a)	1,392	$70,964
Lender Processing Services, Inc.	1,143	43,148
MasterCard, Inc., “A”	33	8,382
Visa, Inc., “A”	364	33,135

		$155,629

Cable TV - 0.6%
Time Warner Cable, Inc.	509	$27,135

Chemicals - 3.5%
3M Co.	717	$59,920
Celanese Corp.	1,566	49,877
Dow Chemical Co.	614	18,156
Ecolab, Inc.	626	27,513

		$155,466

Computer Software - 7.6%
Adobe Systems, Inc. (a)	1,528	$54,045
Microsoft Corp.	4,162	121,822
Oracle Corp.	4,399	113,010
Rovi Corp. (a)	144	5,347
VeriSign, Inc. (a)	1,775	46,168

		$340,392

Computer Software - Systems - 7.6%
Apple, Inc. (a)	817	$191,938
Hewlett-Packard Co.	846	44,965
International Business Machines Corp.	745	95,546
Seagate Technology LLC (a)	244	4,455

		$336,904

Construction - 1.6%
Lennox International, Inc.	806	$35,722
NVR, Inc. (a)	48	34,872

		$70,594

Consumer Products - 3.5%
Kimberly-Clark Corp.	894	$56,215
Procter & Gamble Co.	1,543	97,626

		$153,841

Consumer Services - 1.0%
DeVry, Inc.	699	$45,575

Electrical Equipment - 0.6%
Cooper Industries PLC	297	$14,238
Danaher Corp.	182	14,544

		$28,782

Electronics - 4.5%
Intel Corp.	4,554	$101,372
Jabil Circuit, Inc.	600	9,714
National Semiconductor Corp.	2,426	35,056
SanDisk Corp. (a)	737	25,522
Silicon Laboratories, Inc. (a)	595	28,364

		$200,028

Energy - Integrated - 2.6%
Exxon Mobil Corp.	737	$49,364
Hess Corp.	696	43,535
Marathon Oil Corp.	687	21,737

		$114,636

Engineering - Construction - 0.6%
Shaw Group, Inc. (a)	821	$28,259

Food & Beverages - 5.0%
Archer Daniels Midland Co.	1,355	$39,160
Coca-Cola Co.	655	36,025
General Mills, Inc.	702	49,695
PepsiCo, Inc.	1,512	100,034

		$224,914

Food & Drug Stores - 1.0%
Whole Foods Market, Inc. (a)	1,173	$42,404

Gaming & Lodging - 1.3%
International Game Technology	683	$12,601
Royal Caribbean Cruises Ltd. (a)	1,316	43,415

		$56,016

General Merchandise - 3.4%
Macy’s, Inc.	2,348	$51,116
Target Corp.	444	23,354
Wal-Mart Stores, Inc.	1,420	78,952

		$153,422

Health Maintenance Organizations - 0.6%
WellPoint, Inc. (a)	385	$24,786

Insurance - 2.6%
Allied World Assurance Co. Holdings Ltd.	319	$14,307
Chubb Corp.	162	8,400
MetLife, Inc.	1,064	46,114
Prudential Financial, Inc.	814	49,247

		$118,068

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Internet - 1.9%
Google, Inc., “A” (a)	148	$83,917

Leisure & Toys - 1.2%
Activision Blizzard, Inc.	3,392	$40,908
Hasbro, Inc.	380	14,546

		$55,454

Machinery & Tools - 1.1%
Eaton Corp.	669	$50,690

Major Banks - 1.2%
Bank of New York Mellon Corp.	563	$17,385
Goldman Sachs Group, Inc.	224	38,221

		$55,606

Medical & Health Technology & Services - 3.0%
Cardinal Health, Inc.	932	$33,580
Lincare Holdings, Inc. (a)	1,068	47,932
McKesson Corp.	821	53,956

		$135,468

Medical Equipment - 4.2%
Intuitive Surgical, Inc. (a)	15	$5,222
Medtronic, Inc.	1,844	83,035
St. Jude Medical, Inc. (a)	78	3,202
Thermo Fisher Scientific, Inc. (a)	842	43,312
Waters Corp. (a)	754	50,925

		$185,696

Metals & Mining - 1.5%
Cliffs Natural Resources, Inc.	964	$68,396

Network & Telecom - 2.8%
Cisco Systems, Inc. (a)	2,846	$74,081
Juniper Networks, Inc. (a)	1,491	45,744
QUALCOMM, Inc.	141	5,921

		$125,746

Oil Services - 0.6%
Noble Corp.	414	$17,313
Transocean, Inc. (a)	117	10,106

		$27,419

Other Banks & Diversified Financials - 1.1%
American Express Co.	1,193	$49,223

Pharmaceuticals - 4.6%
Abbott Laboratories	1,469	$77,387

Inverness Medical Innovations, Inc. (a)	1,017	39,612
Johnson & Johnson	1,380	89,976

		$206,975

Pollution Control - 0.8%
Republic Services, Inc.	1,224	$35,520

Printing & Publishing - 0.8%
MSCI, Inc., “A” (a)	992	$35,811

Restaurants - 1.6%
Darden Restaurants, Inc.	1,245	$55,452
McDonald’s Corp.	208	13,878

		$69,330

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	303	$22,407
Praxair, Inc.	248	20,584

		$42,991

Specialty Stores - 5.5%
Amazon.com, Inc. (a)	569	$77,230
Home Depot, Inc.	897	29,018
Limited Brands, Inc.	2,203	54,238
Nordstrom, Inc.	886	36,193
Tiffany & Co.	995	47,253

		$243,932

Telephone Services - 0.1%
American Tower Corp., “A” (a)	143	$6,093

Tobacco - 3.2%
Altria Group, Inc.	809	$16,601
Lorillard, Inc.	304	22,873
Philip Morris International, Inc.	1,975	103,016

		$142,490

Trucking - 1.7%
United Parcel Service, Inc., “B”	1,202	$77,421

Utilities - Electric Power - 1.1%
Constellation Energy Group, Inc.	654	$22,962
PPL Corp.	983	27,239

		$50,201

Total Common Stocks		$4,430,711

MONEY MARKET FUNDS (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value	33,865	$33,865

Total Investments		$4,464,576

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(183)

NET ASSETS - 100.0%		$4,464,393

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Growth Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,430,711	$—	$—	$4,430,711
Mutual Funds	33,865	—	—	33,865

Total Investments	$4,464,576	$—	$—	$4,464,576

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,092,969

Gross unrealized appreciation	$547,754
Gross unrealized depreciation	(176,147)

Net unrealized appreciation (depreciation)	$371,607

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Blended Research Growth Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,225	28,330	(58,690)	33,865

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13	$33,865

4

MFS® Blended Research® Value Portfolio

MFS® Variable Insurance Trust II
Quarterly portfolio holdings

3/31/10

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited)

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.9%
Aerospace - 2.6%
Lockheed Martin Corp.	400	$33,281
Northrop Grumman Corp.	1,160	76,061

		$109,342

Airlines - 0.5%
Copa Holdings S.A., “A”	320	$19,456

Automotive - 0.8%
Johnson Controls, Inc.	1,020	$33,650

Biotechnology - 0.4%
Amgen, Inc. (a)	290	$17,330

Broadcasting - 0.7%
CBS Corp., “B”	1,200	$16,728
Walt Disney Co.	350	12,219

		$28,947

Brokerage & Asset Managers - 1.2%
CME Group, Inc.	160	$50,578

Business Services - 0.5%
Western Union Co.	1,160	$19,674

Cable TV - 1.6%
Comcast Corp., “A”	1,110	$20,890
Time Warner Cable, Inc.	909	48,459

		$69,349

Chemicals - 2.3%
Celanese Corp.	850	$27,073
Dow Chemical Co.	1,070	31,640
PPG Industries, Inc.	590	38,586

		$97,299

Computer Software - Systems - 0.7%
Avnet, Inc. (a)	400	$12,000
Western Digital Corp. (a)	510	19,885

		$31,885

Construction - 1.4%
Lennox International, Inc.	620	$27,478
NVR, Inc. (a)	46	33,419

		$60,897

Consumer Products - 1.8%
Kimberly-Clark Corp.	500	$31,440
Newell Rubbermaid, Inc.	1,280	19,456
Procter & Gamble Co.	420	26,573

		$77,469

Consumer Services - 0.6%
Apollo Group, Inc., “A” (a)	220	$13,484
Service Corp. International	1,130	10,373

		$23,857

Electrical Equipment - 3.7%
General Electric Co.	5,270	$95,914
Tyco Electronics Ltd.	1,290	35,449
WESCO International, Inc. (a)	760	26,380

		$157,743

Electronics - 1.1%
Marvell Technology Group Ltd. (a)	790	$16,100
Micron Technology, Inc. (a)	1,640	17,040
National Semiconductor Corp.	1,000	14,450

		$47,590

Energy - Independent - 2.0%
Anadarko Petroleum Corp.	320	$23,306
Apache Corp.	390	39,585
Noble Energy, Inc.	190	13,870
Occidental Petroleum Corp.	120	10,145

		$86,906

Energy - Integrated - 10.9%
Chevron Corp.	1,680	$127,394
ConocoPhillips	580	29,679
Exxon Mobil Corp.	2,860	191,563
Hess Corp.	1,090	68,180
Marathon Oil Corp.	1,610	50,940

		$467,756

Food & Beverages - 2.6%
Archer Daniels Midland Co.	1,200	$34,680
Coca-Cola Co.	200	11,000
General Mills, Inc.	570	40,350
Kraft Foods, Inc.,”A”	810	24,494

		$110,524

Food & Drug Stores - 0.3%
Whole Foods Market, Inc. (a)	420	$15,183

Furniture & Appliances - 0.6%
Whirlpool Corp.	310	$27,048

Gaming & Lodging - 1.7%
Las Vegas Sands Corp. (a)	830	$17,555
Royal Caribbean Cruises Ltd. (a)	1,740	57,403

		$74,958

General Merchandise - 1.0%
Macy’s, Inc.	1,930	$42,016

Health Maintenance Organizations - 1.3%
Coventry Health Care, Inc. (a)	460	$11,371
WellPoint, Inc. (a)	660	42,491

		$53,862

Insurance - 6.1%
Aflac, Inc.	330	$17,916
Allied World Assurance Co. Holdings Ltd.	360	16,146
Chubb Corp.	570	29,555
Endurance Specialty Holdings Ltd.	790	29,349
MetLife, Inc.	1,200	52,008
Prudential Financial, Inc.	990	59,895
Travelers Cos., Inc.	1,010	54,479

		$259,348

1

PORTFOLIO OF INVESTMENTS    3/31/10 (unaudited) - continued

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Leisure & Toys - 1.3%
Activision Blizzard, Inc.	2,690	$32,441
Hasbro, Inc.	560	21,437

		$53,878

Machinery & Tools - 1.7%
Eaton Corp.	290	$21,973
Timken Co.	1,670	50,117

		$72,090

Major Banks - 14.0%
Bank of America Corp.	7,062	$126,057
Bank of New York Mellon Corp.	1,100	33,968
Goldman Sachs Group, Inc.	420	71,665
JPMorgan Chase & Co.	3,330	149,018
PNC Financial Services Group, Inc.	820	48,954
Regions Financial Corp.	3,350	26,298
Wells Fargo & Co.	4,610	143,463

		$599,423

Medical & Health Technology & Services - 2.2%
AmerisourceBergen Corp.	620	$17,930
Lincare Holdings, Inc. (a)	840	37,699
McKesson Corp.	580	38,118

		$93,747

Metals & Mining - 1.6%
Cliffs Natural Resources, Inc.	730	$51,794
Steel Dynamics, Inc.	950	16,597

		$68,391

Natural Gas - Pipeline - 2.3%
El Paso Corp.	4,220	$45,745
Williams Cos., Inc.	2,210	51,051

		$96,796

Oil Services - 1.8%
Halliburton Co.	1,590	$47,907
National Oilwell Varco, Inc.	740	30,029

		$77,936

Other Banks & Diversified Financials - 2.6%
American Express Co.	1,830	$75,506
New York Community Bancorp, Inc.	2,180	36,057

		$111,563

Pharmaceuticals - 4.6%
Eli Lilly & Co.	410	$14,850
Johnson & Johnson	1,100	71,720
Merck & Co., Inc.	290	10,832
Pfizer, Inc.	5,700	97,755

		$195,157

Pollution Control - 0.4%
Republic Services, Inc.	562	$16,309

Printing & Publishing - 0.9%
Lamar Advertising Co., “A” (a)	1,110	$38,129

Railroad & Shipping - 0.9%
CSX Corp.	730	$37,157

Real Estate - 2.3%
Annaly Mortgage Management, Inc., REIT	1,520	$26,114
Equity Residential, REIT	850	33,278
Mack-Cali Realty Corp., REIT	1,110	39,128

		$98,520

Restaurants - 0.6%
Darden Restaurants, Inc.	600	$26,724

Specialty Chemicals - 0.7%
Cytec Industries, Inc.	660	$30,848

Specialty Stores - 2.2%
Home Depot, Inc.	1,410	$45,614
Limited Brands, Inc.	1,500	36,930
Staples, Inc.	560	13,098

		$95,642

Telecommunications - Wireless - 0.4%
Sprint Nextel Corp. (a)	4,530	$17,214

Telephone Services - 5.8%
AT&T, Inc.	5,000	$129,200
CenturyTel, Inc.	1,297	45,992
Verizon Communications, Inc.	850	26,367
Virgin Media, Inc.	2,690	46,429

		$247,988

Tobacco - 0.7%
Philip Morris International, Inc.	240	$12,518
Reynolds American, Inc.	320	17,274

		$29,792

Utilities - Electric Power - 5.5%
Constellation Energy Group, Inc.	1,190	$41,781
Dominion Resources, Inc.	800	32,888
Edison International	520	17,768
Integrys Energy Group, Inc.	940	44,537
PG&E Corp.	1,210	51,328
PPL Corp.	1,000	27,710
Public Service Enterprise Group, Inc.	680	20,074

		$236,086

Total Common Stocks		$4,226,057

MONEY MARKET FUNDS (v) - 1.1%
MFS Institutional Money Market
Portfolio, 0.17%, at Net Asset Value	45,862	$45,862

Total Investments		$4,271,919

OTHER ASSETS, LESS LIABILITIES - (0.0)%		(355)

NET ASSETS - 100.0%		$4,271,564

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Value Portfolio

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,226,057	$—	$—	$4,226,057
Mutual Funds	45,862	—	—	45,862

Total Investments	$4,271,919	$—	$—	$4,271,919

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,287,253

Gross unrealized appreciation	$421,023
Gross unrealized depreciation	(436,357)

Net unrealized appreciation (depreciation)	$(15,334)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Blended Research Value Portfolio

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Instituitional Money Market Portfolio	57,659	33,357	(45,154)	45,862

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15	$45,862

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2010

*	Print name and title of each signing officer under his or her signature.